UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07319

Fidelity Covington Trust

(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

(Address of principal executive offices) (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant’s telephone number, including area code: 617-563-7000

Date of fiscal year end: July 31

Date of reporting period: July 31, 2025

Item 1.	Reports to Stockholders

This report on Form N-CSR relates solely to the Registrant’s Fidelity MSCI Communication Services Index ETF, Fidelity MSCI Consumer Discretionary Index ETF, Fidelity MSCI Consumer Staples Index ETF, Fidelity MSCI Energy Index ETF, Fidelity MSCI Financials Index ETF, Fidelity MSCI Health Care Index ETF, Fidelity MSCI Industrials Index ETF, Fidelity MSCI Information Technology Index ETF, Fidelity MSCI Materials Index ETF, Fidelity MSCI Real Estate Index ETF, and Fidelity MSCI Utilities Index ETF (the “Funds”):

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2025

Fidelity® MSCI Communication Services Index ETF

Fidelity® MSCI Communication Services Index ETF : FCOM

Principal Listing Exchange: NYSE Arca

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® MSCI Communication Services Index ETF	$10	0.08%

This annual shareholder report contains important information about Fidelity® MSCI Communication Services Index ETF for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.

What affected the Fund's performance this period?

•   U.S. stocks achieved a strong gain for the 12 months ending July 31, 2025, erasing a brief but sharp decline that began in late February and steepened in early April upon the announcement of a sweeping tariff plan. The category then reversed course and made a strong advance through period end, rallying on a 90-day pause for most planned tariffs.

•   Against this backdrop, interactive media & services gained 32% and contributed most to the fund's performance for the fiscal year. Movies & entertainment stocks also helped, gaining about 47%. The interactive home entertainment subindustry rose 78%. Integrated telecommunication services (+29%) also contributed. Other contributors included the wireless telecommunication services (+37%), broadcasting (+26%) and alternative carriers (+16%) subindustries.

•   In contrast, cable & satellite returned -16% and detracted most. Advertising (-13%) and publishing (-1%) also hurt.

•   Turning to individual stocks, the top contributor was Meta Platforms (+63%), from the interactive media & services subindustry. Within the same subindustry, Alphabet gained 12% and boosted the fund. In movies & entertainment, Netflix (+84%) lifted the fund. Roblox (+230%), from the interactive home entertainment subindustry, contributed. Lastly, in integrated telecommunication services, AT&T (+49%) also lifted the fund.

•   Conversely, the biggest detractor was Comcast (-17%), from the cable & satellite subindustry. Within the same subindustry, Charter Communications returned -29% and hurt the fund's performance. In interactive media & services, Snap (-30%) hindered the fund. Lastly, Omnicom (-24%) and Interpublic (-20%), within the advertising subindustry, also hindered the fund.

How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE

July 31, 2015 through July 31, 2025.

Initial investment of $10,000.

Footnote	Description
FootnoteSM	Service Mark
	$30,013 Fidelity® MSCI Communication Services Index ETF	$30,343 MSCI USA IMI Communication Services 25/50 IndexFootnote ReferenceSM	$35,989 S&P 500® Index
2015	$10,000	$10,000	$10,000
2016	$12,236	$12,254	$10,561
2017	$12,798	$12,846	$12,256
2018	$12,139	$12,184	$14,246
2019	$14,729	$14,804	$15,384
2020	$16,408	$16,512	$17,223
2021	$23,925	$24,098	$23,500
2022	$16,254	$16,386	$22,410
2023	$18,927	$19,099	$25,327
2024	$23,156	$23,390	$30,936
2025	$30,013	$30,343	$35,989

AVERAGE ANNUAL TOTAL RETURNS:

Fund	1 Year	5 Years	10 Years
Fidelity® MSCI Communication Services Index ETF - NAV	29.61%	12.84%	11.62%
MSCI USA IMI Communication Services 25/50 IndexFootnote ReferenceSM	29.73%	12.94%	11.74%
S&P 500® Index	16.33%	15.88%	13.66%
Footnote	Description
FootnoteSM	Service Mark

Visit www.fidelity.com for more recent performance information.

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics

(as of July 31, 2025)

FUND STATISTICS	Value
Fund Size	$1,693,294,062
Number of Holdings	104
Portfolio Turnover	13%
Total Advisory Fee	$1,155,844

What did the Fund invest in?

(as of July 31, 2025)

GEOGRAPHIC DIVERSIFICATION

(% of Fund's net assets)

Value	Value
United States of America -	99.6
Belgium -	0.2
Bermuda -	0.1
Canada -	0.1
Singapore -	0.0Footnote Reference*
Israel -	0.0Footnote Reference*
Footnote	Description
Footnote*	Amount rounds to less than 0.1%.

TOP HOLDINGS

(% of Fund's net assets)

Meta Platforms, Inc., Class A	24.7
Alphabet, Inc., Class A	13.3
Alphabet, Inc., Class C	10.4
Walt Disney Co.	4.3
AT&T, Inc.	4.0
Netflix, Inc.	4.0
Verizon Communications, Inc.	3.9
Comcast Corp., Class A	2.9
T-Mobile U.S., Inc.	2.7
ROBLOX Corp., Class A	2.5
Total	72.7

What did the Fund invest in?

(as of July 31, 2025)

TOP INDUSTRIES

(% of Fund's net assets)

Interactive Media & Services	53.3
Entertainment	20.5
Media	12.4
Diversified Telecommunication Services	10.6
Wireless Telecommunication Services	3.1
All Others	0.1

ASSET ALLOCATION

(% of Fund's net assets)

Value	Value
Common Stocks -	99.9
Short-Term Investments and Net Other Assets (Liabilities) -	0.1

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec.

1.9913526.101   2574-TSRA-0925

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2025

Fidelity® MSCI Consumer Discretionary Index ETF

Fidelity® MSCI Consumer Discretionary Index ETF : FDIS

Principal Listing Exchange: NYSE Arca

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® MSCI Consumer Discretionary Index ETF	$9	0.08%

This annual shareholder report contains important information about Fidelity® MSCI Consumer Discretionary Index ETF for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.

What affected the Fund's performance this period?

•   U.S. stocks achieved a strong gain for the 12 months ending July 31, 2025, erasing a brief but sharp decline that began in late February and steepened in early April upon the announcement of a sweeping tariff plan. The category then reversed course and made a strong advance through period end, rallying on a 90-day pause for most planned tariffs.

•   Against this backdrop, broadline retail gained about 26% and contributed most to the fund's performance for the fiscal year. Automobile manufacturers, which gained roughly 28%, also helped, as did hotels, resorts & cruise lines, which advanced 36%. The restaurants subindustry rose roughly 17%, while automotive retail gained 22%, and education services advanced 29%. Other contributors included the casinos & gaming (+10%) and consumer electronics (+23%) subindustries.

•   In contrast, homebuilding returned roughly -22% and detracted most, followed by footwear, which returned approximately -7%. The distributors subindustry returned about -16%. Computer & electronics retail (-14%) also hurt. Home improvement retail (-1%) and automotive parts & equipment (-3%) hampered the fund's result. Other detractors included the leisure products (-5%) and household appliances (-26%) subindustries.

•   Turning to individual stocks, the top contributor was Amazon.com (+25%), from the broadline retail subindustry. In automobile manufacturers, Tesla (+33%) helped. The Booking Holdings (+49%) and Royal Caribbean Cruises (+105%), within the hotels, resorts & cruise lines subindustry, boosted the fund. Lastly, DoorDash (+125%), from the restaurants subindustry, also contributed.

•   Conversely, the biggest detractor was Chipotle Mexican Grill (-21%), from the restaurants subindustry. In homebuilding, Lennar (-30%) and D.R. Horton (-20%) detracted. In home improvement retail, Lowes (-7%) hindered the fund. Lastly, in footwear, Deckers Outdoor (-31%) also hurt the fund's performance.

How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE

July 31, 2015 through July 31, 2025.

Initial investment of $10,000.

Footnote	Description
FootnoteSM	Service Mark
	$33,173 Fidelity® MSCI Consumer Discretionary Index ETF	$33,256 Fidelity MSCI Consumer Discretionary Index ETF Capped Linked IndexFootnote ReferenceSM	$35,989 S&P 500® Index
2015	$10,000	$10,000	$10,000
2016	$10,124	$10,134	$10,561
2017	$11,584	$11,608	$12,256
2018	$14,058	$14,102	$14,246
2019	$15,204	$15,259	$15,384
2020	$19,045	$19,104	$17,223
2021	$27,224	$27,187	$23,500
2022	$23,443	$23,435	$22,410
2023	$25,797	$25,813	$25,327
2024	$28,660	$28,704	$30,936
2025	$33,173	$33,256	$35,989

AVERAGE ANNUAL TOTAL RETURNS:

Fund	1 Year	5 Years	10 Years
Fidelity® MSCI Consumer Discretionary Index ETF - NAV	15.75%	11.74%	12.74%
Fidelity MSCI Consumer Discretionary Index ETF Capped Linked IndexFootnote ReferenceSM	15.86%	11.72%	12.77%
S&P 500® Index	16.33%	15.88%	13.66%
Footnote	Description
FootnoteSM	Service Mark

Visit www.fidelity.com for more recent performance information.

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics

(as of July 31, 2025)

FUND STATISTICS	Value
Fund Size	$1,821,943,732
Number of Holdings	255
Portfolio Turnover	5%
Total Advisory Fee	$1,534,737

What did the Fund invest in?

(as of July 31, 2025)

GEOGRAPHIC DIVERSIFICATION

(% of Fund's net assets)

Value	Value
United States of America -	95.7
Brazil -	1.7
United Kingdom -	0.9
Switzerland -	0.6
Bermuda -	0.3
Jersey -	0.3
Sweden -	0.2
Bahamas -	0.1
Israel -	0.1
Ireland -	0.1
Hong Kong -	0.0Footnote Reference*
Footnote	Description
Footnote*	Amount rounds to less than 0.1%.

TOP HOLDINGS

(% of Fund's net assets)

Amazon.com, Inc.	25.0
Tesla, Inc.	13.8
Home Depot, Inc.	5.7
McDonald's Corp.	3.4
Booking Holdings, Inc.	2.9
TJX Cos., Inc.	2.2
Lowe's Cos., Inc.	2.0
MercadoLibre, Inc.	1.7
Starbucks Corp.	1.6
NIKE, Inc., Class B	1.4
Total	59.7

What did the Fund invest in?

(as of July 31, 2025)

TOP INDUSTRIES

(% of Fund's net assets)

Broadline Retail	28.0
Hotels, Restaurants & Leisure	22.7
Specialty Retail	19.3
Automobiles	15.9
Household Durables	4.7
All Others	9.4

ASSET ALLOCATION

(% of Fund's net assets)

Value	Value
Common Stocks -	99.8
Short-Term Investments and Net Other Assets (Liabilities) -	0.2

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec.

1.9913518.101   2566-TSRA-0925

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2025

Fidelity® MSCI Consumer Staples Index ETF

Fidelity® MSCI Consumer Staples Index ETF : FSTA

Principal Listing Exchange: NYSE Arca

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® MSCI Consumer Staples Index ETF	$9	0.08%

This annual shareholder report contains important information about Fidelity® MSCI Consumer Staples Index ETF for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.

What affected the Fund's performance this period?

•   U.S. stocks achieved a strong gain for the 12 months ending July 31, 2025, erasing a brief but sharp decline that began in late February and steepened in early April upon the announcement of a sweeping tariff plan. The category then reversed course and made a strong advance through period end, rallying on a 90-day pause for most planned tariffs.

•   Against this backdrop, consumer staples merchandise retail gained roughly 20% and contributed most to the fund's performance for the fiscal year. Tobacco stocks also helped, gaining 45%. The food retail subindustry rose approximately 26%. Other contributors included the food distributors (+25%) and drug retail (+4%) subindustries.

•   In contrast, packaged foods & meats returned roughly -9% and detracted most, followed by household products, which returned -6%. The distillers & vintners subindustry returned -32%, and soft drinks & non-alcoholic beverages (-2%) also hurt. Other detractors included the agricultural products & services (-8%), personal care products (-3%) and brewers (-11%) subindustries.

•   Turning to individual stocks, the top contributor was Walmart (+44%), from the consumer staples merchandise retail subindustry. Within the same subindustry, Costco Wholesale (+15%) lifted the fund. Philip Morris International (+48%) and Altria (+36%), within the tobacco subindustry, boosted the fund. Lastly, Kroger (+31%), from the food retail subindustry, also helped.

•   Conversely, the biggest detractor was PepsiCo (-17%), from the soft drinks & non-alcoholic beverages subindustry. In consumer staples merchandise retail, Target (-31%) hurt the fund. Procter & Gamble (-4%) and Colgate-Palmolive (-14%), within the household products subindustry, hindered the fund. Lastly, Constellation Brands (-30%), a stock in the distillers & vintners subindustry, also hindered the fund.

How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE

July 31, 2015 through July 31, 2025.

Initial investment of $10,000.

Footnote	Description
FootnoteSM	Service Mark
	$21,473 Fidelity® MSCI Consumer Staples Index ETF	$21,732 Fidelity MSCI Consumer Staples Index ETF Capped Linked IndexFootnote ReferenceSM	$35,989 S&P 500® Index
2015	$10,000	$10,000	$10,000
2016	$11,117	$11,140	$10,561
2017	$11,543	$11,578	$12,256
2018	$11,535	$11,589	$14,246
2019	$13,053	$13,124	$15,384
2020	$14,064	$14,167	$17,223
2021	$16,748	$16,888	$23,500
2022	$17,718	$17,883	$22,410
2023	$18,816	$19,009	$25,327
2024	$20,148	$20,374	$30,936
2025	$21,473	$21,732	$35,989

AVERAGE ANNUAL TOTAL RETURNS:

Fund	1 Year	5 Years	10 Years
Fidelity® MSCI Consumer Staples Index ETF - NAV	6.58%	8.83%	7.94%
Fidelity MSCI Consumer Staples Index ETF Capped Linked IndexFootnote ReferenceSM	6.67%	8.93%	8.07%
S&P 500® Index	16.33%	15.88%	13.66%
Footnote	Description
FootnoteSM	Service Mark

Visit www.fidelity.com for more recent performance information.

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics

(as of July 31, 2025)

FUND STATISTICS	Value
Fund Size	$1,326,561,774
Number of Holdings	102
Portfolio Turnover	13%
Total Advisory Fee	$1,050,878

What did the Fund invest in?

(as of July 31, 2025)

GEOGRAPHIC DIVERSIFICATION

(% of Fund's net assets)

Value	Value
United States of America -	99.9
Cayman Islands -	0.1

TOP HOLDINGS

(% of Fund's net assets)

Walmart, Inc.	12.9
Costco Wholesale Corp.	12.5
Procter & Gamble Co.	10.4
Coca-Cola Co.	7.9
PepsiCo, Inc.	4.9
Philip Morris International, Inc.	4.4
Altria Group, Inc.	3.5
Mondelez International, Inc., Class A	2.8
Colgate-Palmolive Co.	2.2
Target Corp.	1.6
Total	63.1

What did the Fund invest in?

(as of July 31, 2025)

TOP INDUSTRIES

(% of Fund's net assets)

Consumer Staples Distribution & Retail	37.4
Beverages	19.0
Household Products	16.4
Food Products	15.0
Tobacco	8.2
All Others	4.0

ASSET ALLOCATION

(% of Fund's net assets)

Value	Value
Common Stocks -	99.7
Short-Term Investments and Net Other Assets (Liabilities) -	0.3

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec.

1.9913519.101   2567-TSRA-0925

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2025

Fidelity® MSCI Energy Index ETF

Fidelity® MSCI Energy Index ETF : FENY

Principal Listing Exchange: NYSE Arca

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® MSCI Energy Index ETF	$8	0.08%

This annual shareholder report contains important information about Fidelity® MSCI Energy Index ETF for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.

What affected the Fund's performance this period?

•   U.S. stocks achieved a strong gain for the 12 months ending July 31, 2025, erasing a brief but sharp decline that began in late February and steepened in early April upon the announcement of a sweeping tariff plan. The category then reversed course and made a strong advance through period end, rallying on a 90-day pause for most planned tariffs.

•   Against this backdrop, oil & gas equipment & services returned -19% and detracted most from the fund's performance for the fiscal year. Oil & gas exploration & production (-7%) and integrated oil & gas (-3%) also hurt. Other detractors included the oil & gas refining & marketing (-9%), oil & gas drilling (-45%) and trading companies & distributors (-2%) subindustries.

•   In contrast, oil & gas storage & transportation gained 26% and contributed most. Coal & consumable fuels stocks also helped (+24%).

•   Turning to individual stocks, the biggest detractor was Schlumberger (-28%), from the oil & gas equipment & services subindustry. Within the same subindustry, Halliburton (-34%) hindered the fund as well. ConocoPhillips, within the oil & gas exploration & production subindustry, returned -12% and detracted. Lastly, in integrated oil & gas, Exxon Mobil (-3%) and Occidental Petroleum (-26%) also hindered the fund.

•   Conversely, the top contributor was Williams Companies (+44%), from the oil & gas storage & transportation subindustry. Within the same subindustry, Kinder Morgan (+38%), Cheniere Energy (+30%) and Targa Resources (+25%) contributed. Lastly, EQT (+58%), a stock in the oil & gas exploration & production subindustry, also lifted the fund.

How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE

July 31, 2015 through July 31, 2025.

Initial investment of $10,000.

Footnote	Description
FootnoteSM	Service Mark
	$17,706 Fidelity® MSCI Energy Index ETF	$17,874 Fidelity MSCI Energy Index ETF Capped Linked IndexFootnote ReferenceSM	$35,989 S&P 500® Index
2015	$10,000	$10,000	$10,000
2016	$9,920	$9,938	$10,561
2017	$9,829	$9,859	$12,256
2018	$11,846	$11,896	$14,246
2019	$9,546	$9,589	$15,384
2020	$5,796	$5,821	$17,223
2021	$8,624	$8,671	$23,500
2022	$14,289	$14,386	$22,410
2023	$16,590	$16,718	$25,327
2024	$18,290	$18,446	$30,936
2025	$17,706	$17,874	$35,989

AVERAGE ANNUAL TOTAL RETURNS:

Fund	1 Year	5 Years	10 Years
Fidelity® MSCI Energy Index ETF - NAV	(3.19%)	25.03%	5.88%
Fidelity MSCI Energy Index ETF Capped Linked IndexFootnote ReferenceSM	(3.10%)	25.16%	5.98%
S&P 500® Index	16.33%	15.88%	13.66%
Footnote	Description
FootnoteSM	Service Mark

Visit www.fidelity.com for more recent performance information.

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics

(as of July 31, 2025)

FUND STATISTICS	Value
Fund Size	$1,377,528,536
Number of Holdings	101
Portfolio Turnover	7%
Total Advisory Fee	$1,265,841

What did the Fund invest in?

(as of July 31, 2025)

GEOGRAPHIC DIVERSIFICATION

(% of Fund's net assets)

Value	Value
United States of America -	98.7
United Kingdom -	0.9
Ireland -	0.2
Switzerland -	0.1
Norway -	0.1
Thailand -	0.0Footnote Reference*
Footnote	Description
Footnote*	Amount rounds to less than 0.1%.

TOP HOLDINGS

(% of Fund's net assets)

Exxon Mobil Corp.	22.6
Chevron Corp.	16.0
ConocoPhillips	6.5
Williams Cos., Inc.	3.9
EOG Resources, Inc.	3.5
Kinder Morgan, Inc.	3.0
Marathon Petroleum Corp.	2.9
Cheniere Energy, Inc.	2.8
Schlumberger NV	2.8
ONEOK, Inc.	2.7
Total	66.7

What did the Fund invest in?

(as of July 31, 2025)

TOP INDUSTRIES

(% of Fund's net assets)

Oil, Gas & Consumable Fuels	89.7
Energy Equipment & Services	9.9
All Others	0.4

ASSET ALLOCATION

(% of Fund's net assets)

Value	Value
Common Stocks -	99.6
Short-Term Investments and Net Other Assets (Liabilities) -	0.4

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec.

1.9913520.101   2568-TSRA-0925

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2025

Fidelity® MSCI Financials Index ETF

Fidelity® MSCI Financials Index ETF : FNCL

Principal Listing Exchange: NYSE Arca

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® MSCI Financials Index ETF	$9	0.08%

This annual shareholder report contains important information about Fidelity® MSCI Financials Index ETF for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.

What affected the Fund's performance this period?

•   U.S. stocks achieved a strong gain for the 12 months ending July 31, 2025, erasing a brief but sharp decline that began in late February and steepened in early April upon the announcement of a sweeping tariff plan. The category then reversed course and made a strong advance through period end, rallying on a 90-day pause for most planned tariffs.

•   Against this backdrop, diversified banks gained roughly 33% and contributed most to the fund's performance for the fiscal year. Investment banking & brokerage, which advanced 55%, also helped, as did transaction & payment processing services firms, which were up roughly 21%. The asset management & custody banks subindustry rose about 26%, while financial exchanges & data gained approximately 25%, and consumer finance increased 33%. Other noteworthy contributors included the property & casualty insurance (+9%), regional banks (+6%), diversified financial services (+15%), life & health insurance (+3%) and mortgage REITs (+4%) groups.

•   In contrast, insurance brokers returned about -1% and detracted most. Reinsurance (-6%) and specialized finance (-17%) stocks also hurt.

•   Turning to individual holdings, the top contributor was JPMorgan Chase (+42%), from the diversified banks subindustry. Within the same segment, Wells Fargo gained 39% and helped as well. Visa (+31%) and Mastercard (+23%), within the transaction & payment processing services subindustry, added further value. Lastly, in investment banking & brokerage, Goldman Sachs (+45%) also bolstered performance.

•   Conversely, the biggest detractor was Fiserv (-15%), from the transaction & payment processing services subindustry. In the same category, Global Payments (-20%) also hurt, as did Marsh & McLennan (-9%) and Brown & Brown (-8%), within the insurance brokers subindustry. Lastly, life & health insurance stock Prudential Financial returned roughly -13% and pressured the fund.

How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE

July 31, 2015 through July 31, 2025.

Initial investment of $10,000.

Footnote	Description
FootnoteSM	Service Mark
	$30,875 Fidelity® MSCI Financials Index ETF	$31,173 Fidelity MSCI Financials Index ETF Capped Linked IndexFootnote ReferenceSM	$35,989 S&P 500® Index
2015	$10,000	$10,000	$10,000
2016	$9,851	$9,859	$10,561
2017	$12,933	$12,967	$12,256
2018	$14,644	$14,695	$14,246
2019	$15,054	$15,116	$15,384
2020	$12,829	$12,900	$17,223
2021	$20,033	$20,157	$23,500
2022	$18,809	$18,940	$22,410
2023	$20,020	$20,176	$25,327
2024	$25,372	$25,594	$30,936
2025	$30,875	$31,173	$35,989

AVERAGE ANNUAL TOTAL RETURNS:

Fund	1 Year	5 Years	10 Years
Fidelity® MSCI Financials Index ETF - NAV	21.69%	19.20%	11.93%
Fidelity MSCI Financials Index ETF Capped Linked IndexFootnote ReferenceSM	21.80%	19.30%	12.04%
S&P 500® Index	16.33%	15.88%	13.66%
Footnote	Description
FootnoteSM	Service Mark

Visit www.fidelity.com for more recent performance information.

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics

(as of July 31, 2025)

FUND STATISTICS	Value
Fund Size	$2,291,965,955
Number of Holdings	392
Portfolio Turnover	4%
Total Advisory Fee	$1,720,938

What did the Fund invest in?

(as of July 31, 2025)

GEOGRAPHIC DIVERSIFICATION

(% of Fund's net assets)

Value	Value
United States of America -	98.9
Bermuda -	0.4
Ireland -	0.4
Puerto Rico -	0.2
United Kingdom -	0.1
Kazakhstan -	0.0Footnote Reference*
Footnote	Description
Footnote*	Amount rounds to less than 0.1%.

TOP HOLDINGS

(% of Fund's net assets)

JPMorgan Chase & Co.	9.7
Berkshire Hathaway, Inc., Class B	7.4
Visa, Inc., Class A	7.0
Mastercard, Inc., Class A	5.4
Bank of America Corp.	4.0
Wells Fargo & Co.	3.1
Goldman Sachs Group, Inc.	2.6
Citigroup, Inc.	2.1
S&P Global, Inc.	2.0
Morgan Stanley	2.0
Total	45.3

What did the Fund invest in?

(as of July 31, 2025)

TOP INDUSTRIES

(% of Fund's net assets)

Banks	27.7
Capital Markets	26.2
Financial Services	25.7
Insurance	14.6
Consumer Finance	4.8
All Others	1.0

ASSET ALLOCATION

(% of Fund's net assets)

Value	Value
Common Stocks -	99.7
Short-Term Investments and Net Other Assets (Liabilities) -	0.3

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec.

1.9913521.101   2569-TSRA-0925

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2025

Fidelity® MSCI Health Care Index ETF

Fidelity® MSCI Health Care Index ETF : FHLC

Principal Listing Exchange: NYSE Arca

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® MSCI Health Care Index ETF	$8	0.08%

This annual shareholder report contains important information about Fidelity® MSCI Health Care Index ETF for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.

What affected the Fund's performance this period?

•   U.S. stocks achieved a strong gain for the 12 months ending July 31, 2025, erasing a brief but sharp decline that began in late February and steepened in early April upon the announcement of a sweeping tariff plan. The category then reversed course and made a strong advance through period end, rallying on a 90-day pause for most planned tariffs.

•   Against this backdrop, managed health care returned -52% and detracted most from the fund's performance for the fiscal year, followed by life sciences tools & services, which returned -25%. The pharmaceuticals subindustry returned about -8%, and biotechnology (-6%) also hurt. Other detractors included the health care supplies (-27%), health care services (-3%) and health care facilities (-6%) subindustries.

•   In contrast, health care equipment gained roughly 12% and contributed most. Health care distributors stocks also helped, gaining about 21%. The health care technology subindustry rose roughly 32%.

•   Turning to individual stocks, the biggest detractor was UnitedHealth Group (-56%), from the managed health care subindustry. From the same subindustry, Elevance Health (-46%) hurt the fund's performance. Merck, within the pharmaceuticals subindustry, returned roughly -29% and hurt the fund. Regeneron Pharmaceuticals, within the biotechnology subindustry, returned -49% and hindered the fund. Lastly, Thermo Fisher Scientific (-23%), from the life sciences tools & services subindustry, also hurt.

•   Conversely, the biggest contributor was Gilead Sciences (+52%), from the biotechnology subindustry. Boston Scientific (+42%), Abbott Laboratories (+21%) and Stryker (+21%), within the health care equipment subindustry, boosted the fund. Lastly, in pharmaceuticals, Johnson & Johnson (+8%) also contributed.

How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE

July 31, 2015 through July 31, 2025.

Initial investment of $10,000.

Footnote	Description
FootnoteSM	Service Mark
	$19,419 Fidelity® MSCI Health Care Index ETF	$19,585 Fidelity MSCI Health Care Index ETF Capped Linked IndexFootnote ReferenceSM	$35,989 S&P 500® Index
2015	$10,000	$10,000	$10,000
2016	$9,729	$9,735	$10,561
2017	$10,632	$10,649	$12,256
2018	$12,262	$12,297	$14,246
2019	$12,734	$12,780	$15,384
2020	$15,241	$15,311	$17,223
2021	$19,495	$19,602	$23,500
2022	$18,848	$18,965	$22,410
2023	$19,348	$19,482	$25,327
2024	$21,780	$21,949	$30,936
2025	$19,419	$19,585	$35,989

AVERAGE ANNUAL TOTAL RETURNS:

Fund	1 Year	5 Years	10 Years
Fidelity® MSCI Health Care Index ETF - NAV	(10.84%)	4.96%	6.86%
Fidelity MSCI Health Care Index ETF Capped Linked IndexFootnote ReferenceSM	(10.77%)	5.05%	6.95%
S&P 500® Index	16.33%	15.88%	13.66%
Footnote	Description
FootnoteSM	Service Mark

Visit www.fidelity.com for more recent performance information.

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics

(as of July 31, 2025)

FUND STATISTICS	Value
Fund Size	$2,347,006,718
Number of Holdings	323
Portfolio Turnover	3%
Total Advisory Fee	$2,273,957

What did the Fund invest in?

(as of July 31, 2025)

GEOGRAPHIC DIVERSIFICATION

(% of Fund's net assets)

Value	Value
United States of America -	98.9
Ireland -	0.7
Netherlands -	0.1
Switzerland -	0.1
United Kingdom -	0.1
Canada -	0.1
Jersey -	0.0Footnote Reference*
Costa Rica -	0.0Footnote Reference*
Footnote	Description
Footnote*	Amount rounds to less than 0.1%.

TOP HOLDINGS

(% of Fund's net assets)

Eli Lilly & Co.	10.8
Johnson & Johnson	7.2
AbbVie, Inc.	6.1
UnitedHealth Group, Inc.	4.1
Abbott Laboratories	4.0
Merck & Co., Inc.	3.6
Thermo Fisher Scientific, Inc.	3.2
Intuitive Surgical, Inc.	3.1
Amgen, Inc.	2.9
Boston Scientific Corp.	2.8
Total	47.8

What did the Fund invest in?

(as of July 31, 2025)

TOP INDUSTRIES

(% of Fund's net assets)

Pharmaceuticals	28.3
Health Care Equipment & Supplies	22.9
Biotechnology	21.3
Health Care Providers & Services	16.7
Life Sciences Tools & Services	9.5
All Others	1.3

ASSET ALLOCATION

(% of Fund's net assets)

Value	Value
Common Stocks -	99.8
Short-Term Investments and Net Other Assets (Liabilities) -	0.2

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec.

1.9913522.101   2570-TSRA-0925

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2025

Fidelity® MSCI Industrials Index ETF

Fidelity® MSCI Industrials Index ETF : FIDU

Principal Listing Exchange: NYSE Arca

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® MSCI Industrials Index ETF	$9	0.08%

This annual shareholder report contains important information about Fidelity® MSCI Industrials Index ETF for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.

What affected the Fund's performance this period?

•   U.S. stocks achieved a strong gain for the 12 months ending July 31, 2025, erasing a brief but sharp decline that began in late February and steepened in early April upon the announcement of a sweeping tariff plan. The category then reversed course and made a strong advance through period end, rallying on a 90-day pause for most planned tariffs.

•   Against this backdrop, aerospace & defense gained 34% and contributed most to the fund's performance for the fiscal year. Heavy electrical equipment, which gained 269%, also helped, as did electrical components & equipment, which advanced about 23%. The construction & engineering subindustry rose about 52%, while construction machinery & heavy transportation equipment gained roughly 21%, and passenger ground transportation advanced 36%. Other contributors included the agricultural & farm machinery (+35%) and trading companies & distributors (+14%) subindustries.

•   Conversely, air freight & logistics returned about -22% and detracted most, followed by cargo ground transportation, which returned -20%. The research & consulting services subindustry returned -4%. Rail transportation (-1%) also hurt. Office services & supplies (-7%) and commercial printing (-15%) hampered the fund's result. Lastly. the marine transportation (-19%) subindustry also hurt.

•   Turning to individual stocks, the top contributor was GE Vernova (+271%), from the heavy electrical equipment subindustry. GE Aerospace (+61%) and RTX (+37%), within the aerospace & defense subindustry, boosted the fund. Caterpillar (+29%), from the construction machinery & heavy transportation equipment subindustry, lifted the fund. Lastly, Uber Technologies, within the passenger ground transportation subindustry, gained 36% and also contributed.

•   In contrast, the biggest detractor was United Parcel Service (-30%), from the air freight & logistics subindustry. Within the same subindustry, FedEx (-24%) hurt the fund. Another notable detractor was Lockheed Martin (-20%), a stock in the aerospace & defense subindustry. Another notable detractor was Union Pacific (-8%), a stock in the rail transportation subindustry. Lastly, Old Dominion Freight Lines (-28%), from the cargo ground transportation subindustry, also detracted.

How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE

July 31, 2015 through July 31, 2025.

Initial investment of $10,000.

Footnote	Description
FootnoteSM	Service Mark
	$33,693 Fidelity® MSCI Industrials Index ETF	$34,023 Fidelity MSCI Industrials Index ETF Capped Linked IndexFootnote ReferenceSM	$35,989 S&P 500® Index
2015	$10,000	$10,000	$10,000
2016	$10,945	$10,958	$10,561
2017	$12,923	$12,952	$12,256
2018	$14,872	$14,922	$14,246
2019	$15,353	$15,414	$15,384
2020	$14,687	$14,761	$17,223
2021	$21,614	$21,745	$23,500
2022	$20,079	$20,215	$22,410
2023	$23,927	$24,111	$25,327
2024	$28,535	$28,788	$30,936
2025	$33,693	$34,023	$35,989

AVERAGE ANNUAL TOTAL RETURNS:

Fund	1 Year	5 Years	10 Years
Fidelity® MSCI Industrials Index ETF - NAV	18.07%	18.07%	12.92%
Fidelity MSCI Industrials Index ETF Capped Linked IndexFootnote ReferenceSM	18.19%	18.18%	13.03%
S&P 500® Index	16.33%	15.88%	13.66%
Footnote	Description
FootnoteSM	Service Mark

Visit www.fidelity.com for more recent performance information.

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics

(as of July 31, 2025)

FUND STATISTICS	Value
Fund Size	$1,481,987,603
Number of Holdings	360
Portfolio Turnover	3%
Total Advisory Fee	$1,059,719

What did the Fund invest in?

(as of July 31, 2025)

GEOGRAPHIC DIVERSIFICATION

(% of Fund's net assets)

Value	Value
United States of America -	98.6
Canada -	0.8
Ireland -	0.3
United Kingdom -	0.2
India -	0.1
Virgin Islands -	0.0Footnote Reference*
Footnote	Description
Footnote*	Amount rounds to less than 0.1%.

TOP HOLDINGS

(% of Fund's net assets)

General Electric Co.	4.8
RTX Corp.	3.5
Caterpillar, Inc.	3.5
GE Vernova, Inc.	3.0
Boeing Co.	2.8
Uber Technologies, Inc.	2.8
Eaton Corp. PLC	2.5
Honeywell International, Inc.	2.4
Deere & Co.	2.3
Union Pacific Corp.	2.2
Total	29.8

What did the Fund invest in?

(as of July 31, 2025)

TOP INDUSTRIES

(% of Fund's net assets)

Aerospace & Defense	22.9
Machinery	18.6
Electrical Equipment	11.2
Ground Transportation	8.9
Professional Services	8.4
All Others	30.0

ASSET ALLOCATION

(% of Fund's net assets)

Value	Value
Common Stocks -	99.9
Short-Term Investments and Net Other Assets (Liabilities) -	0.1

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec.

1.9913523.101   2571-TSRA-0925

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2025

Fidelity® MSCI Information Technology Index ETF

Fidelity® MSCI Information Technology Index ETF : FTEC

Principal Listing Exchange: NYSE Arca

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® MSCI Information Technology Index ETF	$9	0.08%

This annual shareholder report contains important information about Fidelity® MSCI Information Technology Index ETF for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.

What affected the Fund's performance this period?

•   U.S. stocks achieved a strong gain for the 12 months ending July 31, 2025, erasing a brief but sharp decline that began in late February and steepened in early April upon the announcement of a sweeping tariff plan. The category then reversed course and made a strong advance through period end, rallying on a 90-day pause for most planned tariffs.

•   Against this backdrop, semiconductors gained roughly 37% and contributed most to the fund's performance for the fiscal year. Systems software, which gained approximately 31%, also helped, as did application software, which advanced 25%. The communications equipment subindustry rose 38%, while internet services & infrastructure gained 48%, and electronic components advanced about 45%. Other contributors included the electronic manufacturing services (+44%) and the electronic equipment & instruments (+13%) subindustries.

•   Conversely, technology hardware, storage & peripherals returned -4% and detracted most. Semiconductor materials & equipment (-15%) and technology distributors (-14%) also hurt. Other detractors included the advertising (-35%) and trading companies & distributors (-25%) subindustries.

•   Turning to individual stocks, the top contributor was Nvidia (+52%), from the semiconductors subindustry. Within the same subindustry, Broadcom (+85%) helped. Microsoft (+28%) and Oracle (+84%), from the systems software subindustry, contributed. Lastly, in application software, Palantir Technologies gained roughly 488% and notably contributed.

•   In contrast, the biggest detractor was Apple (-6%), from the technology hardware, storage & peripherals subindustry. Adobe (-35%), from the application software subindustry, hindered the fund. In semiconductors, Intel (-35%) and Qualcomm (-17%) hurt the fund. Lastly, Accenture (-18%), a stock in the IT consulting & other services subindustry, also detracted.

How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE

July 31, 2015 through July 31, 2025.

Initial investment of $10,000.

Footnote	Description
FootnoteSM	Service Mark
	$69,274 Fidelity® MSCI Information Technology Index ETF	$69,843 Fidelity MSCI Information Technology Index ETF Capped Linked IndexFootnote ReferenceSM	$35,989 S&P 500® Index
2015	$10,000	$10,000	$10,000
2016	$10,840	$10,848	$10,561
2017	$13,967	$13,993	$12,256
2018	$17,867	$17,923	$14,246
2019	$20,715	$20,797	$15,384
2020	$28,376	$28,519	$17,223
2021	$39,890	$40,126	$23,500
2022	$36,136	$36,376	$22,410
2023	$44,758	$45,097	$25,327
2024	$56,661	$57,077	$30,936
2025	$69,274	$69,843	$35,989

AVERAGE ANNUAL TOTAL RETURNS:

Fund	1 Year	5 Years	10 Years
Fidelity® MSCI Information Technology Index ETF - NAV	22.26%	19.54%	21.35%
Fidelity MSCI Information Technology Index ETF Capped Linked IndexFootnote ReferenceSM	22.37%	19.62%	21.45%
S&P 500® Index	16.33%	15.88%	13.66%
Footnote	Description
FootnoteSM	Service Mark

Visit www.fidelity.com for more recent performance information.

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics

(as of July 31, 2025)

FUND STATISTICS	Value
Fund Size	$14,754,721,779
Number of Holdings	281
Portfolio Turnover	9%
Total Advisory Fee	$10,567,090

What did the Fund invest in?

(as of July 31, 2025)

GEOGRAPHIC DIVERSIFICATION

(% of Fund's net assets)

Value	Value
United States of America -	98.5
Switzerland -	0.4
China -	0.3
Singapore -	0.3
United Kingdom -	0.2
Canada -	0.1
Thailand -	0.1
Israel -	0.1

TOP HOLDINGS

(% of Fund's net assets)

NVIDIA Corp.	18.3
Microsoft Corp.	15.5
Apple, Inc.	12.7
Broadcom, Inc.	4.7
Oracle Corp.	2.3
Palantir Technologies, Inc., Class A	1.8
Advanced Micro Devices, Inc.	1.6
Cisco Systems, Inc.	1.5
Salesforce, Inc.	1.3
International Business Machines Corp.	1.3
Total	61.0

What did the Fund invest in?

(as of July 31, 2025)

TOP INDUSTRIES

(% of Fund's net assets)

Software	36.7
Semiconductors & Semiconductor Equipment	34.7
Technology Hardware, Storage & Peripherals	14.7
Electronic Equipment, Instruments & Components	5.3
IT Services	4.9
All Others	3.7

ASSET ALLOCATION

(% of Fund's net assets)

Value	Value
Common Stocks -	99.8
Short-Term Investments and Net Other Assets (Liabilities) -	0.2

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec.

1.9913524.101   2572-TSRA-0925

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2025

Fidelity® MSCI Materials Index ETF

Fidelity® MSCI Materials Index ETF : FMAT

Principal Listing Exchange: NYSE Arca

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® MSCI Materials Index ETF	$8	0.08%

This annual shareholder report contains important information about Fidelity® MSCI Materials Index ETF for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.

What affected the Fund's performance this period?

•   U.S. stocks achieved a strong gain for the 12 months ending July 31, 2025, erasing a brief but sharp decline that began in late February and steepened in early April upon the announcement of a sweeping tariff plan. The category then reversed course and made a strong advance through period end, rallying on a 90-day pause for most planned tariffs.

•   Against this backdrop, commodity chemicals returned -44% and detracted most from the fund's performance for the fiscal year, followed by specialty chemicals, which returned -10%. The paper & plastic packaging products & materials subindustry returned approximately -8%. Copper (-10%) also hurt. Steel (-3%) and diversified chemicals (-50%) hampered the fund's result. Other detractors included the aerospace & defense (-20%) and paper products (-39%) subindustries. Lastly, aluminum (-3%), forest products (-7%) and life sciences tools & services (-14%) also hurt.

•   In contrast, gold gained 27% and contributed most. Fertilizers & agricultural chemicals stocks also helped, gaining 20%. The industrial gases subindustry rose about 5%. Construction materials (+4%) also contributed. Other contributors included the diversified metals & mining (+95%), metal, glass & plastic containers (+3%) and silver (+2%) subindustries.

•   Turning to individual stocks, the biggest detractor was Dow (-54%), from the commodity chemicals subindustry. Within the same subindustry, LyondellBasell (-38%) detracted. In specialty chemicals, Celanese (-63%) and International Flavors & Fragrance (-27%) hurt the fund's performance. Lastly, Freeport-McMoRan, within the copper subindustry, returned about -10% and also hindered the fund.

•   Conversely, the top contributor was Newmont (+29%), from the gold subindustry. In fertilizers & agricultural chemicals, Corteva gained 30% and contributed. Ecolab (+15%), a stock in the specialty chemicals subindustry, helped. In construction materials, CRH (+13%) boosted the fund. Lastly, Air Products & Chemicals, within the industrial gases subindustry, gained approximately 12% and also contributed.

How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE

July 31, 2015 through July 31, 2025.

Initial investment of $10,000.

Footnote	Description
FootnoteSM	Service Mark
	$23,267 Fidelity® MSCI Materials Index ETF	$23,416 Fidelity MSCI Materials Index ETF Capped Linked IndexFootnote ReferenceSM	$35,989 S&P 500® Index
2015	$10,000	$10,000	$10,000
2016	$10,931	$10,944	$10,561
2017	$12,697	$12,724	$12,256
2018	$14,163	$14,186	$14,246
2019	$13,593	$13,635	$15,384
2020	$14,039	$14,096	$17,223
2021	$20,357	$20,414	$23,500
2022	$19,404	$19,475	$22,410
2023	$21,813	$21,913	$25,327
2024	$23,945	$24,077	$30,936
2025	$23,267	$23,416	$35,989

AVERAGE ANNUAL TOTAL RETURNS:

Fund	1 Year	5 Years	10 Years
Fidelity® MSCI Materials Index ETF - NAV	(2.83%)	10.63%	8.81%
Fidelity MSCI Materials Index ETF Capped Linked IndexFootnote ReferenceSM	(2.75%)	10.68%	8.88%
S&P 500® Index	16.33%	15.88%	13.66%
Footnote	Description
FootnoteSM	Service Mark

Visit www.fidelity.com for more recent performance information.

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics

(as of July 31, 2025)

FUND STATISTICS	Value
Fund Size	$411,713,588
Number of Holdings	99
Portfolio Turnover	6%
Total Advisory Fee	$419,467

What did the Fund invest in?

(as of July 31, 2025)

GEOGRAPHIC DIVERSIFICATION

(% of Fund's net assets)

Value	Value
United States of America -	98.2
Jersey -	1.6
Canada -	0.2
Luxembourg -	0.0Footnote Reference*
United Kingdom -	0.0Footnote Reference*
Footnote	Description
Footnote*	Amount rounds to less than 0.1%.

TOP HOLDINGS

(% of Fund's net assets)

Linde PLC	16.7
Sherwin-Williams Co.	6.1
Newmont Corp.	5.4
Ecolab, Inc.	5.1
CRH PLC	5.0
Air Products & Chemicals, Inc.	4.9
Freeport-McMoRan, Inc.	4.4
Corteva, Inc.	3.8
Vulcan Materials Co.	2.8
Martin Marietta Materials, Inc.	2.7
Total	56.9

What did the Fund invest in?

(as of July 31, 2025)

TOP INDUSTRIES

(% of Fund's net assets)

Chemicals	54.8
Metals & Mining	20.7
Containers & Packaging	12.3
Construction Materials	11.4
Paper & Forest Products	0.6
All Others	0.2

ASSET ALLOCATION

(% of Fund's net assets)

Value	Value
Common Stocks -	99.8
Short-Term Investments and Net Other Assets (Liabilities) -	0.2

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec.

1.9913525.101   2573-TSRA-0925

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2025

Fidelity® MSCI Real Estate Index ETF

Fidelity® MSCI Real Estate Index ETF : FREL

Principal Listing Exchange: NYSE Arca

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® MSCI Real Estate Index ETF	$9	0.08%

This annual shareholder report contains important information about Fidelity® MSCI Real Estate Index ETF for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.

What affected the Fund's performance this period?

•   U.S. stocks achieved a strong gain for the 12 months ending July 31, 2025, erasing a brief but sharp decline that began in late February and steepened in early April upon the announcement of a sweeping tariff plan. The category then reversed course and made a strong advance through period end, rallying on a 90-day pause for most planned tariffs.

•   Against this backdrop, health care REITs gained approximately 21% and contributed most to the fund's performance for the fiscal year. Real estate services stocks also helped (+28%). Data centers rose approximately 10%, retail gained roughly 5%, and other specialized REITs advanced approximately 5%. Other contributors included the diversified (+6%) and asset management & custody banks (+0%) subindustries.

•   Conversely, industrial REITs returned -15% and detracted most, followed by self-storage, which returned -9%. The timber subindustry returned about -17%. Hotel & resort (-10%) also hurt. Multi-family residential (-3%) and single-family residential (-5%) hampered the fund's result as well. Other detractors included the telecom tower (-1%) group and real estate operating companies (-21%). Lastly, the diversified real estate activities (-18%), real estate development (-8%) and office (-1%) categories also hurt.

•   Turning to individual stocks, the top contributor was Welltower (+51%), from the health care subindustry. In real estate services, CBRE (+38%) and CoStar Group (+22%) boosted the fund. Digital Realty Trust (+21%), from the data center subindustry, helped as well. Lastly, in retail, Simon Property Group (+12%) also contributed.

•   In contrast, the biggest detractor was Prologis (-12%), from the industrial subindustry. Within the same segment, Americold Realty Trust returned -44% and detracted. Alexandria Real Estate Equities (-31%), a stock in the health care subindustry, hurt the fund. Weyerhaeuser (-19%), from the timber subindustry, also pressured the fund's performance. Lastly, Extra Space Storage (-12%), a stock in the self-storage subindustry, further detracted.

How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE

July 31, 2015 through July 31, 2025.

Initial investment of $10,000.

Footnote	Description
FootnoteSM	Service Mark
	$17,481 Fidelity® MSCI Real Estate Index ETF	$17,670 Fidelity MSCI Real Estate Index ETF Capped Linked IndexFootnote ReferenceSM	$35,989 S&P 500® Index
2015	$10,000	$10,000	$10,000
2016	$11,927	$11,954	$10,561
2017	$11,746	$11,778	$12,256
2018	$12,278	$12,321	$14,246
2019	$13,897	$13,949	$15,384
2020	$13,164	$13,251	$17,223
2021	$17,849	$18,007	$23,500
2022	$17,089	$17,233	$22,410
2023	$15,405	$15,552	$25,327
2024	$17,037	$17,231	$30,936
2025	$17,481	$17,670	$35,989

AVERAGE ANNUAL TOTAL RETURNS:

Fund	1 Year	5 Years	10 Years
Fidelity® MSCI Real Estate Index ETF - NAV	2.61%	5.84%	5.74%
Fidelity MSCI Real Estate Index ETF Capped Linked IndexFootnote ReferenceSM	2.55%	5.92%	5.86%
S&P 500® Index	16.33%	15.88%	13.66%
Footnote	Description
FootnoteSM	Service Mark

Visit www.fidelity.com for more recent performance information.

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics

(as of July 31, 2025)

FUND STATISTICS	Value
Fund Size	$1,013,046,319
Number of Holdings	139
Portfolio Turnover	7%
Total Advisory Fee	$865,125

What did the Fund invest in?

(as of July 31, 2025)

GEOGRAPHIC DIVERSIFICATION

(% of Fund's net assets)

Value	Value
United States of America -	100.0

TOP HOLDINGS

(% of Fund's net assets)

Prologis, Inc.	6.9
American Tower Corp.	6.8
Welltower, Inc.	6.7
Digital Realty Trust, Inc.	4.1
Equinix, Inc.	4.0
Simon Property Group, Inc.	3.8
Realty Income Corp.	3.4
CBRE Group, Inc., Class A	3.3
Crown Castle, Inc.	3.2
Public Storage	3.0
Total	45.2

What did the Fund invest in?

(as of July 31, 2025)

TOP INDUSTRIES

(% of Fund's net assets)

Specialized REITs	34.3
Health Care REITs	13.4
Retail REITs	13.4
Residential REITs	12.2
Industrial REITs	9.8
All Others	16.9

ASSET ALLOCATION

(% of Fund's net assets)

Value	Value
Common Stocks -	99.7
Short-Term Investments and Net Other Assets (Liabilities) -	0.3

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec.

1.9913529.101   2735-TSRA-0925

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2025

Fidelity® MSCI Utilities Index ETF

Fidelity® MSCI Utilities Index ETF : FUTY

Principal Listing Exchange: NYSE Arca

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® MSCI Utilities Index ETF	$9	0.08%

This annual shareholder report contains important information about Fidelity® MSCI Utilities Index ETF for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.

What affected the Fund's performance this period?

•   U.S. stocks achieved a strong gain for the 12 months ending July 31, 2025, erasing a brief but sharp decline that began in late February and steepened in early April upon the announcement of a sweeping tariff plan. The category then reversed course and made a strong advance through period end, rallying on a 90-day pause for most planned tariffs.

•   Against this backdrop, electric utilities gained roughly 18% and contributed most to the fund's performance for the fiscal year. Multi-utilities stocks also helped, gaining 18%. The independent power producers & energy traders subindustry rose 115%. Gas utilities (+23%) also contributed.

•   Conversely, water utilities returned -4% and detracted most. Renewable electricity (-3%) also hurt.

•   Turning to individual stocks, the biggest contributor was Constellation Energy (+84%), from the electric utilities subindustry. From the same subindustry, NRG Energy (+126%), Southern (+17%) and Entergy (+61%) contributed. Lastly, in independent power producers & energy traders, Vistra gained approximately 164% and also lifted the fund.

•   In contrast, the biggest detractor was Edison International (-31%), from the electric utilities subindustry. From the same subindustry, PG&E (-23%) and NextEra Energy (-4%) hurt. AES (-22%), a stock in the independent power producers & energy traders subindustry, detracted as well. Lastly, in renewable electricity, XPLR Infrastructure (-59%) also detracted.

How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE

July 31, 2015 through July 31, 2025.

Initial investment of $10,000.

Footnote	Description
FootnoteSM	Service Mark
	$26,849 Fidelity® MSCI Utilities Index ETF	$27,145 Fidelity MSCI Utilities Index ETF Capped Linked IndexFootnote ReferenceSM	$35,989 S&P 500® Index
2015	$10,000	$10,000	$10,000
2016	$12,357	$12,377	$10,561
2017	$13,175	$13,214	$12,256
2018	$13,680	$13,740	$14,246
2019	$15,858	$15,948	$15,384
2020	$16,355	$16,469	$17,223
2021	$18,393	$18,538	$23,500
2022	$21,170	$21,350	$22,410
2023	$19,767	$19,951	$25,327
2024	$22,241	$22,469	$30,936
2025	$26,849	$27,145	$35,989

AVERAGE ANNUAL TOTAL RETURNS:

Fund	1 Year	5 Years	10 Years
Fidelity® MSCI Utilities Index ETF - NAV	20.72%	10.42%	10.38%
Fidelity MSCI Utilities Index ETF Capped Linked IndexFootnote ReferenceSM	20.81%	10.51%	10.50%
S&P 500® Index	16.33%	15.88%	13.66%
Footnote	Description
FootnoteSM	Service Mark

Visit www.fidelity.com for more recent performance information.

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics

(as of July 31, 2025)

FUND STATISTICS	Value
Fund Size	$1,940,938,274
Number of Holdings	65
Portfolio Turnover	4%
Total Advisory Fee	$1,386,740

What did the Fund invest in?

(as of July 31, 2025)

GEOGRAPHIC DIVERSIFICATION

(% of Fund's net assets)

Value	Value
United States of America -	100.0

TOP HOLDINGS

(% of Fund's net assets)

NextEra Energy, Inc.	10.0
Constellation Energy Corp.	7.5
Southern Co.	7.1
Duke Energy Corp.	6.5
Vistra Corp.	4.9
American Electric Power Co., Inc.	4.1
Sempra	3.7
Dominion Energy, Inc.	3.4
Exelon Corp.	3.1
Public Service Enterprise Group, Inc.	3.1
Total	53.4

What did the Fund invest in?

(as of July 31, 2025)

TOP INDUSTRIES

(% of Fund's net assets)

Electric Utilities	60.7
Multi-Utilities	24.3
Independent Power and Renewable Electricity Producers	7.2
Gas Utilities	4.5
Water Utilities	3.1
All Others	0.2

ASSET ALLOCATION

(% of Fund's net assets)

Value	Value
Common Stocks -	99.8
Short-Term Investments and Net Other Assets (Liabilities) -	0.2

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec.

1.9913527.101   2575-TSRA-0925

Item 2.	Code of Ethics

As of the end of the period, July 31, 2025, Fidelity Covington Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.	Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Donald F. Donahue is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Donahue is independent for purposes of Item 3 of Form N-CSR.

Item 4.	Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, “Deloitte Entities”) in each of the last two fiscal years for services rendered to Fidelity MSCI Communication Services Index ETF, Fidelity MSCI Consumer Discretionary Index ETF, Fidelity MSCI Consumer Staples Index ETF, Fidelity MSCI Energy Index ETF, Fidelity MSCI Financials Index ETF, Fidelity MSCI Health Care Index ETF, Fidelity MSCI Industrials Index ETF, Fidelity MSCI Information Technology Index ETF, Fidelity MSCI Materials Index ETF, Fidelity MSCI Real Estate Index ETF, and Fidelity MSCI Utilities Index ETF (the “Funds”):

Services Billed by Deloitte Entities

July 31, 2025 FeesA

	Audit Fees	Audit- Related Fees	Tax Fees	All Other Fees
Fidelity MSCI Communication Services Index ETF	$13,900	$—	$3,900	$300
Fidelity MSCI Consumer Discretionary Index ETF	$13,900	$—	$3,900	$300
Fidelity MSCI Consumer Staples Index ETF	$13,900	$—	$3,900	$300
Fidelity MSCI Energy Index ETF	$13,900	$—	$3,900	$300
Fidelity MSCI Financials Index ETF	$13,900	$—	$3,900	$300
Fidelity MSCI Health Care Index ETF	$14,000	$—	$3,900	$300
Fidelity MSCI Industrials Index ETF	$13,900	$—	$3,900	$300

Fidelity MSCI Information Technology Index ETF	$14,100	$—	$3,900	$300
Fidelity MSCI Materials Index ETF	$13,900	$—	$3,900	$300
Fidelity MSCI Real Estate Index ETF	$13,900	$—	$3,900	$300
Fidelity MSCI Utilities Index ETF	$13,900	$—	$3,900	$300

July 31, 2024 FeesA

	Audit Fees	Audit- Related Fees	Tax Fees	All Other Fees
Fidelity MSCI Communication Services Index ETF	$12,900	$—	$5,100	$400
Fidelity MSCI Consumer Discretionary Index ETF	$12,900	$—	$5,100	$400
Fidelity MSCI Consumer Staples Index ETF	$12,900	$—	$5,100	$400
Fidelity MSCI Energy Index ETF	$13,000	$—	$5,100	$400
Fidelity MSCI Financials Index ETF	$13,000	$—	$5,100	$400
Fidelity MSCI Health Care Index ETF	$13,000	$—	$5,100	$400
Fidelity MSCI Industrials Index ETF	$12,900	$—	$5,100	$400
Fidelity MSCI Information Technology Index ETF	$13,200	$—	$5,100	$400
Fidelity MSCI Materials Index ETF	$12,900	$—	$5,100	$400
Fidelity MSCI Real Estate Index ETF	$12,900	$—	$5,100	$400
Fidelity MSCI Utilities Index ETF	$13,000	$—	$5,100	$400

A	Amounts may reflect rounding.

The following table(s) present(s) fees billed by Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund(s) and that are rendered on behalf of Fidelity Management & Research Company LLC (“FMR”) and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund(s) (“Fund Service Providers”):

Services Billed by Deloitte Entities

	July 31, 2025A	July 31, 2024A
Audit-Related Fees	$125,000	$200,000
Tax Fees	$—	$—
All Other Fees	$2,970,400	$1,929,500

A	Amounts may reflect rounding.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund’s financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* *  *

The aggregate non-audit fees billed by Deloitte Entities for services rendered to the Fund(s), FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund(s) are as follows:

Billed By	July 31, 2025A	July 31, 2024A
Deloitte Entities	$3,478,400	$5,009,000

A	Amounts may reflect rounding.

The trust’s Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities in its(their) audit of the Fund(s), taking into account representations from Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund(s) and its(their) related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund(s) Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s(s’) last two fiscal years relating to services provided to (i) the Fund(s) or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund(s).

The Registrant has not retained, for the preparation of the audit report on the financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (the “PCAOB”) has determined that the PCAOB is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.

The Registrant is not a “foreign issuer,” as defined in 17 CFR 240.3b-4.

Item 5.	Audit Committee of Listed Registrants

The Audit Committee is a separately-designated standing audit committee in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934. As of July 31, 2025, the members of the Audit Committee were Donald F. Donahue, Vijay C. Advani, Thomas Kennedy, Karen B. Peetz and Susan Tomasky.

Item 6.	Investments

(a)	Not applicable.

(b)	Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity® MSCI Communication Services Index ETF
Fidelity® MSCI Consumer Discretionary Index ETF
Fidelity® MSCI Consumer Staples Index ETF
Fidelity® MSCI Energy Index ETF
Fidelity® MSCI Financials Index ETF
Fidelity® MSCI Health Care Index ETF
Fidelity® MSCI Industrials Index ETF
Fidelity® MSCI Information Technology Index ETF
Fidelity® MSCI Materials Index ETF
Fidelity® MSCI Real Estate Index ETF
Fidelity® MSCI Utilities Index ETF
Annual Report
July 31, 2025

Contents
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)	4	Fidelity® MSCI Communication Services Index ETF
	7	Fidelity® MSCI Consumer Discretionary Index ETF
	12	Fidelity® MSCI Consumer Staples Index ETF
	15	Fidelity® MSCI Energy Index ETF
	18	Fidelity® MSCI Financials Index ETF
	24	Fidelity® MSCI Health Care Index ETF
	29	Fidelity® MSCI Industrials Index ETF
	35	Fidelity® MSCI Information Technology Index ETF
	40	Fidelity® MSCI Materials Index ETF
	43	Fidelity® MSCI Real Estate Index ETF
	47	Fidelity® MSCI Utilities Index ETF
	50	Financial Statements
	73	Notes to Financial Statements
	79	Report of Independent Registered Public Accounting Firm
	80	Distributions
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies	81
Item 9: Proxy Disclosures for Open-End Management Investment Companies	82
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies	83
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract	84
To view a fund’s proxy voting guidelines and proxy voting record for the period ended June, 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission’s (SEC) web site at http://www.sec.gov.
You may also call 1-800-FIDELITY to request a free copy of the proxy voting guidelines.
The funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with Fidelity and any related funds.
Standard & Poor’s, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.
© 2025 FMR LLC. All Rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.
2

Contents
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund’s Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund’s portfolio holdings, view the most recent holdings listing on Fidelity’s web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE
Neither the funds nor Fidelity Distributors Corporation is a bank.
3	Annual Report

Fidelity® MSCI Communication Services Index ETF
Schedule of Investments July 31, 2025
Showing Percentage of Net Assets
Common Stocks – 99.9%
	Shares	Value
DIVERSIFIED TELECOMMUNICATION SERVICES – 10.6%
Alternative Carriers – 1.6%
Anterix, Inc. (a)	12,343	$274,138
AST SpaceMobile, Inc. (a)	193,825	10,305,675
Cogent Communications Holdings, Inc.	56,350	2,568,997
Globalstar, Inc. (a)	61,525	1,445,222
Iridium Communications, Inc.	119,003	2,910,813
Liberty Global Ltd. Class C (a)	175,625	1,796,644
Liberty Global Ltd. Class A (a)	200,906	2,013,078
Liberty Latin America Ltd. Class A (a)	37,897	267,174
Liberty Latin America Ltd. Class C (a)	161,135	1,150,504
Lumen Technologies, Inc. (a)	1,169,242	5,203,127
		27,935,372
Cable & Satellite – 0.3%
EchoStar Corp. Class A (a)	168,992	5,507,449
Integrated Telecommunication Services – 8.7%
AT&T, Inc.	2,476,081	67,869,380
Frontier Communications Parent, Inc. (a)	256,364	9,418,814
GCI Liberty, Inc. Class C (a)	28,159	936,287
IDT Corp. Class B	25,945	1,528,420
Shenandoah Telecommunications Co.	56,393	827,849
Verizon Communications, Inc.	1,542,608	65,961,918
		146,542,668
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		179,985,489
ENTERTAINMENT – 20.5%
Interactive Home Entertainment – 5.3%
Electronic Arts, Inc.	155,404	23,697,556
ROBLOX Corp. Class A (a)	311,755	42,956,721
Take-Two Interactive Software, Inc. (a)	104,911	23,366,827
		90,021,104
Movies & Entertainment – 15.2%
AMC Entertainment Holdings, Inc. Class A (a)	525,263	1,523,263
Atlanta Braves Holdings, Inc. Class C (a)	56,113	2,500,395
Atlanta Braves Holdings, Inc. Class A (a)	8,156	384,148
Cinemark Holdings, Inc.	129,176	3,470,959
IMAX Corp. (a)	54,334	1,401,274
Liberty Media Corp.-Liberty Formula One Class C (a)	187,563	18,821,947
Liberty Media Corp.-Liberty Live Class C (a)	54,235	4,568,214

	Shares	Value

Liberty Media Corp.-Liberty Live Class A (a)	23,327	$1,908,149
Lionsgate Studios Corp. (a)	260,385	1,541,479
Live Nation Entertainment, Inc. (a)	132,419	19,558,286
Madison Square Garden Entertainment Corp. (a)	47,342	1,789,054
Madison Square Garden Sports Corp. (a)	18,851	3,809,787
Marcus Corp.	28,964	474,141
Netflix, Inc. (a)	57,706	66,904,336
Roku, Inc. (a)	154,041	14,504,501
Sphere Entertainment Co. (a)	31,588	1,359,863
TKO Group Holdings, Inc.	84,248	14,154,507
Walt Disney Co.	612,190	72,917,951
Warner Bros Discovery, Inc. (a)	1,988,430	26,187,623
		257,779,877
TOTAL ENTERTAINMENT		347,800,981
INTERACTIVE MEDIA & SERVICES – 53.3%
Interactive Media & Services – 53.3%
Alphabet, Inc. Class C	912,816	176,045,694
Alphabet, Inc. Class A	1,177,092	225,883,955
Angi, Inc. (a)	51,201	830,480
Bumble, Inc. Class A (a)	96,254	748,856
Cargurus, Inc. (a)	101,259	3,323,320
Cars.com, Inc. (a)	74,149	954,298
EverQuote, Inc. Class A (a)	33,200	816,388
fuboTV, Inc. (a)	413,619	1,646,204
Grindr, Inc. (a)	38,173	667,264
IAC, Inc. (a)	85,888	3,375,398
Match Group, Inc.	288,908	9,900,877
MediaAlpha, Inc. Class A (a)	37,382	374,568
Meta Platforms, Inc. Class A	539,830	417,526,115
Nextdoor Holdings, Inc. (a)	258,719	452,758
Pinterest, Inc. Class A (a)	460,420	17,772,212
QuinStreet, Inc. (a)	64,748	1,062,515
Reddit, Inc. Class A (a)	78,987	12,684,522
Rumble, Inc. (a)	91,430	771,669
Shutterstock, Inc.	29,369	562,710
Snap, Inc. Class A (a)	1,292,682	12,189,991
Taboola.com Ltd. (a)	198,621	637,573
TripAdvisor, Inc. (a)	139,624	2,442,024
Trump Media & Technology Group Corp. (a)	170,601	3,000,872
Vimeo, Inc. (a)	180,824	685,323
Yelp, Inc. (a)	75,128	2,586,657
Ziff Davis, Inc. (a)	52,017	1,618,769
ZipRecruiter, Inc. Class A (a)	88,616	372,187
ZoomInfo Technologies, Inc. (a)	311,802	3,376,816
TOTAL INTERACTIVE MEDIA & SERVICES		902,310,015

See accompanying notes which are an integral part of the financial statements.
Annual Report	4

Common Stocks – continued
	Shares	Value
MEDIA – 12.4%
Advertising – 3.5%
Boston Omaha Corp. Class A (a)	27,902	$375,282
Clear Channel Outdoor Holdings, Inc. (a)	294,834	312,524
DoubleVerify Holdings, Inc. (a)	167,942	2,572,871
Ibotta, Inc. Class A (a)	16,034	582,836
Integral Ad Science Holding Corp. (a)	99,971	819,762
Interpublic Group of Cos., Inc.	451,010	11,094,846
Magnite, Inc. (a)	170,696	3,927,715
Omnicom Group, Inc.	191,787	13,818,253
PubMatic, Inc. Class A (a)	46,110	553,781
Stagwell, Inc. (a)	112,283	643,382
TechTarget, Inc. (a)	34,450	249,418
Thryv Holdings, Inc. (a)	50,103	659,356
Trade Desk, Inc. Class A (a)	274,092	23,835,040
		59,445,066
Broadcasting – 2.5%
Fox Corp. Class A	264,864	14,768,817
Fox Corp. Class B	171,208	8,755,577
Nexstar Media Group, Inc.	35,240	6,593,756
Paramount Global Class B	720,606	9,058,017
Sinclair, Inc.	41,474	599,714
TEGNA, Inc.	195,038	3,257,135
		43,033,016
Cable & Satellite – 4.8%
Altice USA, Inc. Class A (a)	288,358	749,731
Cable One, Inc.	5,810	743,564
Charter Communications, Inc. Class A (a)	56,808	15,301,803
Comcast Corp. Class A	1,459,496	48,499,052
Liberty Broadband Corp. Class A (a)	19,906	1,216,854
Liberty Broadband Corp. Class C (a)	140,988	8,645,384
Sirius XM Holdings, Inc.	246,779	5,211,972
		80,368,360
Publishing – 1.6%
Gannett Co., Inc. (a)	159,955	609,429

	Shares	Value

John Wiley & Sons, Inc. Class A	51,944	$2,005,038
New York Times Co. Class A	187,753	9,742,503
News Corp. Class A	458,675	13,448,351
Scholastic Corp.	26,723	659,257
		26,464,578
TOTAL MEDIA		209,311,020
WIRELESS TELECOMMUNICATION SERVICES – 3.1%
Wireless Telecommunication Services – 3.1%
GCI Liberty, Inc. (a)(b)	40,953	0
Gogo, Inc. (a)	79,859	1,266,564
Telephone & Data Systems, Inc.	122,133	4,768,072
T-Mobile U.S., Inc.	189,255	45,120,285
U.S. Cellular Corp. (a)	18,843	1,374,220
TOTAL WIRELESS TELECOMMUNICATION SERVICES		52,529,141
TOTAL COMMON STOCKS (Cost $1,234,633,000)		1,691,936,646
Money Market Fund – 0.1%

State Street Institutional Treasury Plus Money Market Fund, Trust Class, 4.18% (c) (Cost $1,260,000)	1,260,000	1,260,000
TOTAL INVESTMENT IN SECURITIES – 100.0% (Cost $1,235,893,000)		1,693,196,646
NET OTHER ASSETS (LIABILITIES) – 0.0%		97,416
NET ASSETS – 100.0%		$1,693,294,062

Legend
(a)	Non-income producing.
(b)	Level 3 security.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.
Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contract
CME E-mini Communication Service Select Sector Index Contracts (United States)	8	September 2025	$1,128,000	$4,024	$4,024
The notional amount of futures purchased as a percentage of Net Assets is 0.1%
See accompanying notes which are an integral part of the financial statements.
5	Annual Report

Fidelity® MSCI Communication Services Index ETF
Schedule of Investments–continued
Investment Valuation
The following is a summary of the inputs used, as of July 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$1,691,936,646	$1,691,936,646	$—	$—
Money Market Funds	1,260,000	1,260,000	—	—
Total Investments in Securities:	$1,693,196,646	$1,693,196,646	$—	$—
Derivative Instruments:
Assets
Futures Contracts	$4,024	$4,024	$—	$—
Total Assets	$4,024	$4,024	$—	$—
Total Derivative Instruments:	$4,024	$4,024	$—	$—
Value of Derivative Instruments
The following table is a summary of the Fund’s value of derivative instruments by primary risk exposure as of July 31, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.
Primary Risk/ Derivative Type	Value
	Asset	Liabilities
Equity Risk
Futures Contracts(a)	$4,024	$0
Total Equity Risk	4,024	0
Total Value of Derivatives	$4,024	$0

(a)	Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in total accumulated earnings (loss).
See accompanying notes which are an integral part of the financial statements.
Annual Report	6

Fidelity® MSCI Consumer Discretionary Index ETF
Schedule of Investments July 31, 2025
Showing Percentage of Net Assets
Common Stocks – 99.8%
	Shares	Value
AUTOMOBILE COMPONENTS – 2.0%
Automotive Parts & Equipment – 1.9%
Adient PLC (a)	50,542	$1,083,621
Aptiv PLC (a)	79,089	5,428,669
Autoliv, Inc.	26,407	2,945,701
BorgWarner, Inc.	79,873	2,939,326
Dana, Inc.	73,979	1,177,746
Dorman Products, Inc. (a)	13,100	1,580,122
Fox Factory Holding Corp. (a)	29,744	903,325
Garrett Motion, Inc.	80,111	1,044,647
Gentex Corp.	82,843	2,188,712
Gentherm, Inc. (a)	23,103	740,220
LCI Industries	11,887	1,129,265
Lear Corp.	20,281	1,912,296
Mobileye Global, Inc. Class A (a)	78,745	1,121,329
Modine Manufacturing Co. (a)	19,580	2,634,685
Patrick Industries, Inc.	15,984	1,554,284
Phinia, Inc.	25,277	1,281,544
QuantumScape Corp. (a)	211,664	1,820,310
Standard Motor Products, Inc.	22,576	685,407
Visteon Corp. (a)	13,167	1,463,512
XPEL, Inc. (a)(b)	21,174	692,178
		34,326,899
Tires & Rubber – 0.1%
Goodyear Tire & Rubber Co. (a)	122,556	1,259,876
TOTAL AUTOMOBILE COMPONENTS		35,586,775
AUTOMOBILES – 15.9%
Automobile Manufacturers – 15.8%
Ford Motor Co.	1,160,856	12,850,676
General Motors Co.	324,343	17,300,455
Lucid Group, Inc. (a)	578,777	1,423,791
Rivian Automotive, Inc. Class A (a)	259,026	3,333,665
Tesla, Inc. (a)	815,995	251,546,779
Thor Industries, Inc.	19,636	1,786,680
Winnebago Industries, Inc.	19,115	568,098
		288,810,144
Motorcycle Manufacturers – 0.1%
Harley-Davidson, Inc.	51,764	1,259,418
TOTAL AUTOMOBILES		290,069,562
BROADLINE RETAIL – 28.0%
Broadline Retail – 28.0%
Amazon.com, Inc. (a)	1,948,763	456,224,906
Dillard's, Inc. Class A	2,230	1,041,254
eBay, Inc.	144,857	13,290,630
Etsy, Inc. (a)	41,932	2,443,378
Groupon, Inc. (a)	22,002	678,542
Kohl's Corp.	78,604	852,067
Macy's, Inc.	111,058	1,402,663
MercadoLibre, Inc. (a)	13,168	31,259,383

	Shares	Value

Ollie's Bargain Outlet Holdings, Inc. (a)	23,234	$3,174,461
Savers Value Village, Inc. (a)	35,888	373,594
TOTAL BROADLINE RETAIL		510,740,878
DISTRIBUTORS – 0.7%
Distributors – 0.7%
A-Mark Precious Metals, Inc.	20,834	443,348
Genuine Parts Co.	43,261	5,575,478
GigaCloud Technology, Inc. Class A (a)	31,137	693,421
LKQ Corp.	87,594	2,581,395
Pool Corp.	12,352	3,806,145
TOTAL DISTRIBUTORS		13,099,787
DIVERSIFIED CONSUMER SERVICES – 1.8%
Education Services – 1.1%
Adtalem Global Education, Inc. (a)	16,885	1,929,449
Bright Horizons Family Solutions, Inc. (a)	20,133	2,277,042
Coursera, Inc. (a)	100,403	1,269,094
Duolingo, Inc. (a)	11,666	4,042,852
Graham Holdings Co. Class B	1,645	1,569,626
Grand Canyon Education, Inc. (a)	12,080	2,037,051
KinderCare Learning Cos., Inc. (a)	33,030	317,418
Laureate Education, Inc. (a)	69,857	1,578,768
Perdoceo Education Corp.	41,122	1,183,491
Strategic Education, Inc.	11,142	826,124
Stride, Inc. (a)	17,208	2,206,582
Udemy, Inc. (a)	79,644	606,091
Universal Technical Institute, Inc. (a)	36,805	1,185,857
		21,029,445
Specialized Consumer Services – 0.7%
ADT, Inc.	158,650	1,324,728
Frontdoor, Inc. (a)	36,762	2,150,577
H&R Block, Inc.	49,247	2,676,082
Matthews International Corp. Class A	27,156	637,894
Mister Car Wash, Inc. (a)	100,634	581,161
OneSpaWorld Holdings Ltd.	59,460	1,315,255
Service Corp. International	49,087	3,745,829
		12,431,526
TOTAL DIVERSIFIED CONSUMER SERVICES		33,460,971
HOTELS, RESTAURANTS & LEISURE – 22.7%
Casinos & Gaming – 2.8%
Accel Entertainment, Inc. (a)	55,434	712,881
Boyd Gaming Corp.	27,783	2,358,777
Caesars Entertainment, Inc. (a)	76,473	2,040,300
Churchill Downs, Inc.	22,747	2,434,839
DraftKings, Inc. Class A (a)	137,237	6,181,154

See accompanying notes which are an integral part of the financial statements.
7	Annual Report

Fidelity® MSCI Consumer Discretionary Index ETF
Schedule of Investments–continued
Common Stocks – continued
	Shares	Value
HOTELS, RESTAURANTS & LEISURE – continued
Casinos & Gaming – continued
Flutter Entertainment PLC (a)	51,423	$15,543,116
Golden Entertainment, Inc.	20,781	584,362
Las Vegas Sands Corp.	117,379	6,150,659
Light & Wonder, Inc. (a)	31,012	2,987,076
MGM Resorts International (a)	85,215	3,106,087
Monarch Casino & Resort, Inc.	11,663	1,200,822
Penn Entertainment, Inc. (a)	70,447	1,272,273
Red Rock Resorts, Inc. Class A	24,405	1,497,247
Rush Street Interactive, Inc. (a)	57,669	1,162,607
Wynn Resorts Ltd.	34,028	3,710,073
		50,942,273
Hotels, Resorts & Cruise Lines – 9.0%
Airbnb, Inc. Class A (a)	127,846	16,928,089
Booking Holdings, Inc.	9,464	52,090,424
Carnival Corp. (a)	320,364	9,537,236
Choice Hotels International, Inc.	13,334	1,702,885
Expedia Group, Inc.	39,001	7,028,760
Global Business Travel Group I (a)	90,774	583,677
Hilton Grand Vacations, Inc. (a)	33,165	1,486,455
Hilton Worldwide Holdings, Inc.	71,845	19,260,208
Hyatt Hotels Corp. Class A	16,323	2,301,053
Lindblad Expeditions Holdings, Inc. (a)	42,792	511,364
Marriott International, Inc. Class A	69,568	18,354,125
Marriott Vacations Worldwide Corp.	14,950	1,113,327
Norwegian Cruise Line Holdings Ltd. (a)	152,249	3,891,484
Royal Caribbean Cruises Ltd.	73,417	23,337,062
Sabre Corp. (a)	272,703	826,290
Soho House & Co., Inc. (a)	32,733	207,855
Target Hospitality Corp. (a)	38,010	288,496
Travel & Leisure Co.	31,680	1,877,040
Wyndham Hotels & Resorts, Inc.	30,132	2,591,352
		163,917,182
Leisure Facilities – 0.6%
Dave & Buster's Entertainment, Inc. (a)	27,377	800,503
Life Time Group Holdings, Inc. (a)	48,782	1,401,019
Planet Fitness, Inc. Class A (a)	30,835	3,366,874
Pursuit Attractions & Hospitality, Inc. (a)	19,670	594,821
Six Flags Entertainment Corp. (a)	43,452	1,301,822
United Parks & Resorts, Inc. (a)	20,717	980,536
Vail Resorts, Inc.	13,420	2,016,489
		10,462,064
Restaurants – 10.3%
Aramark	86,919	3,699,273
BJ's Restaurants, Inc. (a)	20,389	722,382

	Shares	Value

Bloomin' Brands, Inc.	70,260	$640,069
Brinker International, Inc. (a)	16,880	2,660,288
Cava Group, Inc. (a)	30,365	2,672,424
Cheesecake Factory, Inc.	27,507	1,757,972
Chipotle Mexican Grill, Inc. (a)	397,532	17,046,172
Cracker Barrel Old Country Store, Inc.	16,618	1,030,316
Darden Restaurants, Inc.	36,314	7,323,444
Domino's Pizza, Inc.	10,954	5,074,002
DoorDash, Inc. Class A (a)	102,515	25,654,379
Dutch Bros, Inc. Class A (a)	43,547	2,581,031
First Watch Restaurant Group, Inc. (a)	44,504	769,474
Jack in the Box, Inc.	21,059	414,862
Krispy Kreme, Inc.	95,337	345,120
Kura Sushi USA, Inc. Class A (a)	7,464	654,891
McDonald's Corp.	203,873	61,176,171
Papa John's International, Inc.	19,805	839,930
Portillo's, Inc. Class A (a)	69,523	692,449
Shake Shack, Inc. Class A (a)	15,836	1,905,704
Starbucks Corp.	327,390	29,190,093
Sweetgreen, Inc. Class A (a)	56,912	733,027
Texas Roadhouse, Inc.	22,105	4,092,299
Wendy's Co.	81,644	804,193
Wingstop, Inc.	9,738	3,674,537
Yum! Brands, Inc.	83,320	12,010,578
		188,165,080
TOTAL HOTELS, RESTAURANTS & LEISURE		413,486,599
HOUSEHOLD DURABLES – 4.7%
Consumer Electronics – 0.6%
Garmin Ltd.	46,748	10,226,592
Sonos, Inc. (a)	70,301	759,954
		10,986,546
Home Furnishings – 0.5%
Ethan Allen Interiors, Inc.	24,136	718,529
La-Z-Boy, Inc.	26,489	952,809
Leggett & Platt, Inc.	84,181	803,929
Mohawk Industries, Inc. (a)	19,785	2,265,580
Somnigroup International, Inc.	59,343	4,295,246
		9,036,093
Homebuilding – 3.4%
Beazer Homes USA, Inc. (a)	27,785	652,948
Cavco Industries, Inc. (a)	3,557	1,435,854
Century Communities, Inc.	15,013	845,082
Champion Homes, Inc. (a)	22,267	1,356,060
DR Horton, Inc.	86,756	12,392,227
Dream Finders Homes, Inc. Class A (a)	29,453	745,750
Green Brick Partners, Inc. (a)	18,061	1,118,698

See accompanying notes which are an integral part of the financial statements.
Annual Report	8

Common Stocks – continued
	Shares	Value
HOUSEHOLD DURABLES – continued
Homebuilding – continued
Hovnanian Enterprises, Inc. Class A (a)	5,374	$642,032
Installed Building Products, Inc.	9,452	1,912,045
KB Home	28,945	1,599,501
Legacy Housing Corp. (a)	13,512	302,399
Lennar Corp. Class A	72,980	8,186,896
LGI Homes, Inc. (a)	12,987	691,818
M/I Homes, Inc. (a)	11,942	1,435,309
Meritage Homes Corp.	26,669	1,795,891
NVR, Inc. (a)	956	7,217,312
PulteGroup, Inc.	64,760	7,312,699
Taylor Morrison Home Corp. (a)	39,104	2,318,085
Toll Brothers, Inc.	33,730	3,992,283
TopBuild Corp. (a)	10,370	3,841,359
Tri Pointe Homes, Inc. (a)	41,199	1,268,929
		61,063,177
Household Appliances – 0.1%
Cricut, Inc. Class A	54,928	269,147
Helen of Troy Ltd. (a)	18,974	417,049
Whirlpool Corp.	21,302	1,768,918
		2,455,114
Housewares & Specialties – 0.1%
Newell Brands, Inc.	188,623	1,058,175
TOTAL HOUSEHOLD DURABLES		84,599,105
LEISURE PRODUCTS – 0.9%
Leisure Products – 0.9%
Acushnet Holdings Corp.	17,183	1,368,111
Brunswick Corp.	26,113	1,522,127
Hasbro, Inc.	45,993	3,456,834
Latham Group, Inc. (a)	45,409	307,873
Malibu Boats, Inc. Class A (a)	20,666	688,384
Mattel, Inc. (a)	129,085	2,195,736
Peloton Interactive, Inc. Class A (a)	216,525	1,545,989
Polaris, Inc.	25,087	1,327,353
Smith & Wesson Brands, Inc.	49,391	392,658
Sturm Ruger & Co., Inc.	18,170	620,687
Topgolf Callaway Brands Corp. (a)	101,819	941,826
YETI Holdings, Inc. (a)	37,649	1,383,224
TOTAL LEISURE PRODUCTS		15,750,802
SPECIALTY RETAIL – 19.3%
Apparel Retail – 4.1%
Abercrombie & Fitch Co. Class A (a)	19,091	1,833,118
American Eagle Outfitters, Inc.	83,220	898,776
Boot Barn Holdings, Inc. (a)	13,178	2,265,298
Buckle, Inc.	22,257	1,098,828
Burlington Stores, Inc. (a)	20,886	5,701,042

	Shares	Value

Caleres, Inc.	37,706	$517,703
Foot Locker, Inc. (a)	48,046	1,203,072
Gap, Inc.	88,792	1,727,892
Guess?, Inc.	34,634	450,242
RealReal, Inc. (a)	96,747	508,889
Revolve Group, Inc. (a)	35,301	732,496
Ross Stores, Inc.	97,624	13,329,581
Shoe Carnival, Inc.	21,282	435,430
TJX Cos., Inc.	321,694	40,060,554
Urban Outfitters, Inc. (a)	29,738	2,238,677
Victoria's Secret & Co. (a)	44,870	843,556
		73,845,154
Automotive Retail – 4.3%
Advance Auto Parts, Inc.	28,389	1,506,604
Arko Corp.	64,824	270,316
Asbury Automotive Group, Inc. (a)	7,385	1,640,356
AutoNation, Inc. (a)	10,769	2,074,540
AutoZone, Inc. (a)	4,911	18,506,514
Camping World Holdings, Inc. Class A	50,162	694,242
CarMax, Inc. (a)	52,158	2,952,664
Carvana Co. (a)	35,248	13,752,712
Group 1 Automotive, Inc.	5,470	2,254,461
Lithia Motors, Inc.	9,805	2,823,840
Monro, Inc.	33,739	475,551
Murphy USA, Inc.	6,743	2,444,203
O'Reilly Automotive, Inc. (a)	250,995	24,677,829
Penske Automotive Group, Inc.	9,033	1,512,215
Sonic Automotive, Inc. Class A	13,348	965,728
Valvoline, Inc. (a)	47,656	1,679,874
		78,231,649
Computer & Electronics Retail – 0.4%
Best Buy Co., Inc.	62,350	4,056,491
GameStop Corp. Class A (a)	136,449	3,063,280
		7,119,771
Home Improvement Retail – 7.8%
Floor & Decor Holdings, Inc. Class A (a)	35,223	2,699,491
Home Depot, Inc.	281,505	103,455,903
Lowe's Cos., Inc.	162,006	36,219,681
		142,375,075
Homefurnishing Retail – 0.6%
Arhaus, Inc. (a)	56,575	495,597
RH (a)	6,177	1,270,115
Wayfair, Inc. Class A (a)	37,611	2,468,786
Williams-Sonoma, Inc.	39,465	7,381,928
		11,616,426
Other Specialty Retail – 2.1%
Academy Sports & Outdoors, Inc.	30,856	1,567,176
Bath & Body Works, Inc.	70,990	2,055,870
Chewy, Inc. Class A (a)	80,701	2,961,727
See accompanying notes which are an integral part of the financial statements.
9	Annual Report

Fidelity® MSCI Consumer Discretionary Index ETF
Schedule of Investments–continued
Common Stocks – continued
	Shares	Value
SPECIALTY RETAIL – continued
Other Specialty Retail – continued
Dick's Sporting Goods, Inc.	19,664	$4,159,133
Five Below, Inc. (a)	20,436	2,789,923
MarineMax, Inc. (a)	22,962	520,778
National Vision Holdings, Inc. (a)	60,627	1,470,811
ODP Corp. (a)	31,812	567,526
Petco Health & Wellness Co., Inc. (a)	105,978	318,994
Sally Beauty Holdings, Inc. (a)	79,526	774,583
Signet Jewelers Ltd.	20,626	1,631,517
Tractor Supply Co.	163,490	9,310,755
Ulta Beauty, Inc. (a)	14,925	7,686,524
Upbound Group, Inc.	30,453	628,398
Warby Parker, Inc. Class A (a)	54,209	1,298,305
Winmark Corp.	2,266	855,234
		38,597,254
TOTAL SPECIALTY RETAIL		351,785,329
TEXTILES, APPAREL & LUXURY GOODS – 3.8%
Apparel, Accessories & Luxury Goods – 1.7%
Capri Holdings Ltd. (a)	55,984	1,018,349
Carter's, Inc.	20,872	505,937
Columbia Sportswear Co.	16,194	916,095
Figs, Inc. Class A (a)	103,925	675,513
G-III Apparel Group Ltd. (a)	30,297	715,009
Hanesbrands, Inc. (a)	203,196	831,072
Kontoor Brands, Inc.	21,353	1,188,508
Levi Strauss & Co. Class A	52,500	1,033,725
Lululemon Athletica, Inc. (a)	33,848	6,787,539
Oxford Industries, Inc.	11,218	428,303
PVH Corp.	21,535	1,581,100
Ralph Lauren Corp.	14,210	4,245,238
Tapestry, Inc.	76,097	8,220,759
Under Armour, Inc. Class A (a)	128,757	854,946
Under Armour, Inc. Class C (a)	119,814	754,828

	Shares	Value

VF Corp.	135,631	$1,589,595
		31,346,516
Footwear – 2.1%
Crocs, Inc. (a)	20,860	2,080,368
Deckers Outdoor Corp. (a)	47,483	5,041,270
NIKE, Inc. Class B	344,576	25,736,381
Skechers USA, Inc. Class A (a)	46,157	2,919,430
Steven Madden Ltd.	35,216	845,360
Wolverine World Wide, Inc.	63,641	1,437,014
		38,059,823
TOTAL TEXTILES, APPAREL & LUXURY GOODS		69,406,339
TOTAL COMMON STOCKS (Cost $1,477,731,515)		1,817,986,147
Money Market Fund – 0.2%

State Street Institutional Treasury Plus Money Market Fund, Trust Class, 4.18% (c) (Cost $3,500,000)	3,500,000	3,500,000
TOTAL INVESTMENT IN SECURITIES – 100.0% (Cost $1,481,231,515)		1,821,486,147
NET OTHER ASSETS (LIABILITIES) – 0.0%		457,585
NET ASSETS – 100.0%		$1,821,943,732

Legend
(a)	Non-income producing.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $692,178 or 0.0% of net assets.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
CME E-mini Consumer Discretionary Select Sector Index Contracts (United States)	14	September 2025	3,150,280	$ 72,450	$ 72,450
CME E-mini Russell 2000 Index Contracts (United States)	4	September 2025	444,040	3,801	3,801
Total Equity Index Contracts					$76,251
The notional amount of futures purchased as a percentage of Net Assets is 0.2%
See accompanying notes which are an integral part of the financial statements.
Annual Report	10

Investment Valuation
The following is a summary of the inputs used, as of July 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$1,817,986,147	$1,817,986,147	$—	$—
Money Market Funds	3,500,000	3,500,000	—	—
Total Investments in Securities:	$1,821,486,147	$1,821,486,147	$—	$—
Derivative Instruments:
Assets
Futures Contracts	$76,251	$76,251	$—	$—
Total Assets	$76,251	$76,251	$—	$—
Total Derivative Instruments:	$76,251	$76,251	$—	$—
Value of Derivative Instruments
The following table is a summary of the Fund’s value of derivative instruments by primary risk exposure as of July 31, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.
Primary Risk/ Derivative Type	Value
	Asset	Liabilities
Equity Risk
Futures Contracts(a)	$76,251	$0
Total Equity Risk	76,251	0
Total Value of Derivatives	$76,251	$0

(a)	Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in total accumulated earnings (loss).
See accompanying notes which are an integral part of the financial statements.
11	Annual Report

Fidelity® MSCI Consumer Staples Index ETF
Schedule of Investments July 31, 2025
Showing Percentage of Net Assets
Common Stocks – 99.7%
	Shares	Value
BEVERAGES – 19.0%
Brewers – 0.6%
Boston Beer Co., Inc. Class A (a)	10,508	$2,175,996
Molson Coors Beverage Co. Class B	105,169	5,123,834
		7,299,830
Distillers & Vintners – 1.3%
Brown-Forman Corp. Class B	124,862	3,602,269
Constellation Brands, Inc. Class A	78,640	13,136,025
MGP Ingredients, Inc.	25,681	726,259
		17,464,553
Soft Drinks & Non-alcoholic Beverages – 17.1%
Celsius Holdings, Inc. (a)	109,626	4,970,443
Coca-Cola Co.	1,546,482	104,990,663
Coca-Cola Consolidated, Inc.	35,438	3,960,196
Keurig Dr. Pepper, Inc.	603,012	19,688,342
Monster Beverage Corp. (a)	340,083	19,979,876
National Beverage Corp. (a)	40,048	1,834,999
PepsiCo, Inc.	467,167	64,431,673
Primo Brands Corp.	163,939	4,526,356
Vita Coco Co., Inc. (a)	60,257	2,124,662
		226,507,210
TOTAL BEVERAGES		251,271,593
CONSUMER STAPLES DISTRIBUTION & RETAIL – 37.4%
Consumer Staples Merchandise Retail – 29.5%
BJ's Wholesale Club Holdings, Inc. (a)	70,360	7,451,124
Costco Wholesale Corp.	176,199	165,563,628
Dollar General Corp.	110,691	11,611,486
Dollar Tree, Inc. (a)	106,023	12,038,912
PriceSmart, Inc.	26,588	2,858,210
Target Corp.	209,686	21,073,443
Walmart, Inc.	1,741,292	170,611,790
		391,208,593
Drug Retail – 0.4%
Guardian Pharmacy Services, Inc. Class A (a)	3,783	79,065
Walgreens Boots Alliance, Inc.	462,329	5,381,509
		5,460,574
Food Distributors – 3.4%
Andersons, Inc.	55,291	1,986,053
Chefs' Warehouse, Inc. (a)	41,078	2,816,308
Performance Food Group Co. (a)	85,873	8,621,649
SpartanNash Co.	57,982	1,538,842
Sysco Corp.	232,752	18,527,059
U.S. Foods Holding Corp. (a)	120,276	10,022,599
United Natural Foods, Inc. (a)	79,287	2,191,493
		45,704,003
Food Retail – 4.1%
Albertsons Cos., Inc. Class A	236,672	4,548,836
Casey's General Stores, Inc.	19,548	10,167,501

	Shares	Value

Grocery Outlet Holding Corp. (a)	146,836	$1,933,830
Ingles Markets, Inc. Class A	23,605	1,485,463
Kroger Co.	293,749	20,591,805
Maplebear, Inc. (a)	94,313	4,524,195
Natural Grocers by Vitamin Cottage, Inc.	15,811	599,079
Sprouts Farmers Market, Inc. (a)	52,032	7,884,929
Weis Markets, Inc.	29,373	2,126,899
		53,862,537
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL		496,235,707
FOOD PRODUCTS – 15.0%
Agricultural Products & Services – 2.3%
Archer-Daniels-Midland Co.	239,302	12,965,382
Bunge Global SA	78,006	6,221,759
Darling Ingredients, Inc. (a)	108,797	3,522,847
Fresh Del Monte Produce, Inc.	65,930	2,478,309
Ingredion, Inc.	39,308	5,170,574
		30,358,871
Packaged Foods & Meats – 12.7%
B&G Foods, Inc.	135,932	557,321
Calavo Growers, Inc.	28,868	759,228
Cal-Maine Foods, Inc.	35,839	3,983,146
Campbell's Co.	127,621	4,073,662
Conagra Brands, Inc.	275,472	5,030,119
Flowers Foods, Inc.	177,664	2,815,974
Freshpet, Inc. (a)	32,579	2,225,797
General Mills, Inc.	265,524	13,005,366
Hershey Co.	73,799	13,736,208
Hormel Foods Corp.	184,573	5,184,656
J&J Snack Foods Corp.	20,311	2,292,909
J.M. Smucker Co.	60,039	6,444,586
John B Sanfilippo & Son, Inc.	15,541	983,901
Kellanova	138,678	11,070,665
Kraft Heinz Co.	444,413	12,203,581
Lamb Weston Holdings, Inc.	87,500	4,993,625
Marzetti Co.	17,225	3,061,916
McCormick & Co., Inc.	130,514	9,218,204
Mission Produce, Inc. (a)	79,464	980,586
Mondelez International, Inc. Class A	582,326	37,670,669
Pilgrim's Pride Corp.	52,254	2,476,317
Post Holdings, Inc. (a)	34,261	3,625,156
Seaboard Corp.	499	1,580,423
Seneca Foods Corp. Class A (a)	8,100	848,313
Simply Good Foods Co. (a)	86,573	2,637,014
Tootsie Roll Industries, Inc.	25,458	965,622
TreeHouse Foods, Inc. (a)	75,801	1,456,895
Tyson Foods, Inc. Class A	151,978	7,948,449
Utz Brands, Inc.	119,927	1,562,649
Vital Farms, Inc. (a)	56,220	2,091,384

See accompanying notes which are an integral part of the financial statements.
Annual Report	12

Common Stocks – continued
	Shares	Value
FOOD PRODUCTS – continued
Packaged Foods & Meats – continued
Westrock Coffee Co. (a)	64,936	$431,824
WK Kellogg Co.	111,478	2,569,568
		168,485,733
TOTAL FOOD PRODUCTS		198,844,604
HOUSEHOLD PRODUCTS – 16.4%
Household Products – 16.4%
Central Garden & Pet Co. Class A (a)	73,479	2,609,974
Central Garden & Pet Co. (a)	16,642	649,371
Church & Dwight Co., Inc.	121,463	11,389,586
Clorox Co.	64,587	8,109,544
Colgate-Palmolive Co.	349,364	29,294,171
Energizer Holdings, Inc.	81,772	1,841,505
Kimberly-Clark Corp.	154,281	19,226,498
Procter & Gamble Co.	916,884	137,963,535
Reynolds Consumer Products, Inc.	97,985	2,203,683
Spectrum Brands Holdings, Inc.	33,496	1,792,371
WD-40 Co.	12,447	2,668,637
TOTAL HOUSEHOLD PRODUCTS		217,748,875
PERSONAL CARE PRODUCTS – 3.7%
Personal Care Products – 3.7%
BellRing Brands, Inc. (a)	77,265	4,217,124
Coty, Inc. Class A (a)	467,166	2,265,755
Edgewell Personal Care Co.	76,134	1,920,861
elf Beauty, Inc. (a)	44,399	5,380,715
Estee Lauder Cos., Inc. Class A	123,655	11,541,958
Herbalife Ltd. (a)	173,539	1,596,559
Interparfums, Inc.	20,799	2,508,359

	Shares	Value

Kenvue, Inc.	893,529	$19,157,262
Olaplex Holdings, Inc. (a)	228,444	317,537
USANA Health Sciences, Inc. (a)	19,373	569,372
TOTAL PERSONAL CARE PRODUCTS		49,475,502
TOBACCO – 8.2%
Tobacco – 8.2%
Altria Group, Inc.	752,954	46,637,971
Philip Morris International, Inc.	353,621	58,011,525
Turning Point Brands, Inc.	29,850	2,475,759
Universal Corp.	38,712	2,108,642
TOTAL TOBACCO		109,233,897
TOTAL COMMON STOCKS (Cost $1,170,553,900)		1,322,810,178
Money Market Fund – 0.2%

State Street Institutional Treasury Plus Money Market Fund, Trust Class, 4.18% (b) (Cost $2,020,000)	2,020,000	2,020,000
TOTAL INVESTMENT IN SECURITIES – 99.9% (Cost $1,172,573,900)		1,324,830,178
NET OTHER ASSETS (LIABILITIES) – 0.1%		1,731,596
NET ASSETS – 100.0%		$1,326,561,774

Legend
(a)	Non-income producing.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.
Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
CME E-mini Consumer Staples Select Sector Index Contracts (United States)	40	September 2025	3,230,000	$ (60,977)	$ (60,977)
CME E-mini Russell 2000 Index Contracts (United States)	1	September 2025	111,010	(1,541)	(1,541)
Total Equity Index Contracts					$(62,518)
The notional amount of futures purchased as a percentage of Net Assets is 0.3%
See accompanying notes which are an integral part of the financial statements.
13	Annual Report

Fidelity® MSCI Consumer Staples Index ETF
Schedule of Investments–continued
Investment Valuation
The following is a summary of the inputs used, as of July 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$1,322,810,178	$1,322,810,178	$—	$—
Money Market Funds	2,020,000	2,020,000	—	—
Total Investments in Securities:	$1,324,830,178	$1,324,830,178	$—	$—
Derivative Instruments:
Liabilities
Futures Contracts	$(62,518)	$(62,518)	$—	$—
Total Liabilities	$(62,518)	$(62,518)	$—	$—
Total Derivative Instruments:	$(62,518)	$(62,518)	$—	$—
Value of Derivative Instruments
The following table is a summary of the Fund’s value of derivative instruments by primary risk exposure as of July 31, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.
Primary Risk/ Derivative Type	Value
	Asset	Liabilities
Equity Risk
Futures Contracts(a)	$0	$(62,518)
Total Equity Risk	0	(62,518)
Total Value of Derivatives	$0	$(62,518)

(a)	Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in total accumulated earnings (loss).
See accompanying notes which are an integral part of the financial statements.
Annual Report	14

Fidelity® MSCI Energy Index ETF
Schedule of Investments July 31, 2025
Showing Percentage of Net Assets
Common Stocks – 99.6%
	Shares	Value
ENERGY EQUIPMENT & SERVICES – 9.9%
Oil & Gas Drilling – 0.9%
Helmerich & Payne, Inc.	87,319	$1,415,441
Nabors Industries Ltd. (a)	17,166	597,033
Noble Corp. PLC	104,867	2,811,484
Patterson-UTI Energy, Inc.	309,599	1,829,730
Seadrill Ltd. (a)	53,073	1,547,609
Transocean Ltd. (a)	640,952	1,871,580
Valaris Ltd. (a)	53,385	2,596,113
		12,668,990
Oil & Gas Equipment & Services – 9.0%
Archrock, Inc.	130,598	3,050,769
Aris Water Solutions, Inc. Class A	31,732	674,940
Atlas Energy Solutions, Inc.	54,818	712,634
Baker Hughes Co.	724,853	32,654,628
Bristow Group, Inc. (a)	15,034	519,725
Cactus, Inc. Class A	55,311	2,340,208
Core Laboratories, Inc.	56,040	613,078
Expro Group Holdings NV (a)	101,712	1,096,455
Halliburton Co.	642,037	14,381,629
Helix Energy Solutions Group, Inc. (a)	145,316	861,724
Innovex International, Inc. (a)	46,277	759,868
Kodiak Gas Services, Inc.	45,135	1,459,215
Liberty Energy, Inc.	133,360	1,645,662
NOV, Inc.	303,188	3,814,105
Oceaneering International, Inc. (a)	86,915	1,886,056
ProPetro Holding Corp. (a)	104,144	558,212
RPC, Inc.	119,958	557,805
Schlumberger NV	1,132,230	38,269,374
Select Water Solutions, Inc.	97,610	939,984
Solaris Energy Infrastructure, Inc.	34,546	1,128,618
TechnipFMC PLC	317,806	11,558,604
Tidewater, Inc. (a)	15,019	751,100
Weatherford International PLC	58,064	3,283,519
		123,517,912
TOTAL ENERGY EQUIPMENT & SERVICES		136,186,902
OIL, GAS & CONSUMABLE FUELS – 89.7%
Coal & Consumable Fuels – 0.8%
Centrus Energy Corp. Class A (a)	14,591	3,142,901
Core Natural Resources, Inc.	43,085	3,180,104
Peabody Energy Corp.	107,957	1,743,506
Uranium Energy Corp. (a)	362,535	3,143,178
		11,209,689
Integrated Oil & Gas – 40.2%
Chevron Corp.	1,451,383	220,087,718
Exxon Mobil Corp.	2,792,473	311,751,686
Occidental Petroleum Corp.	516,722	22,704,765
		554,544,169

	Shares	Value

Oil & Gas Exploration & Production – 23.4%
Antero Resources Corp. (a)	221,902	$7,751,037
APA Corp.	278,833	5,378,689
BKV Corp. (a)	23,515	485,350
California Resources Corp.	52,725	2,540,290
Chord Energy Corp.	47,196	5,207,135
Civitas Resources, Inc.	65,965	2,002,697
CNX Resources Corp. (a)	119,267	3,614,983
Comstock Resources, Inc. (a)	82,172	1,468,414
ConocoPhillips	934,702	89,114,489
Coterra Energy, Inc.	563,998	13,755,911
Crescent Energy Co. Class A	166,122	1,534,967
Devon Energy Corp.	458,483	15,230,805
Diamondback Energy, Inc.	140,425	20,875,580
EOG Resources, Inc.	405,836	48,708,437
EQT Corp.	416,041	22,362,204
Expand Energy Corp.	154,055	16,141,883
Granite Ridge Resources, Inc.	94,783	491,924
Gulfport Energy Corp. (a)	12,581	2,190,729
HighPeak Energy, Inc.	44,272	441,392
Kimbell Royalty Partners LP	80,184	1,192,336
Kosmos Energy Ltd. (a)	494,225	1,062,584
Magnolia Oil & Gas Corp. Class A	140,909	3,356,452
Matador Resources Co.	91,913	4,584,620
Murphy Oil Corp.	112,576	2,793,011
Northern Oil & Gas, Inc.	76,980	2,167,757
Ovintiv, Inc.	195,806	8,063,291
Permian Resources Corp.	456,215	6,460,004
Range Resources Corp.	182,973	6,718,769
Riley Exploration Permian, Inc.	17,202	451,380
Sable Offshore Corp. (a)	53,481	1,640,262
Sitio Royalties Corp. Class A	75,207	1,366,511
SM Energy Co.	93,423	2,577,541
Talos Energy, Inc. (a)	136,233	1,164,792
Texas Pacific Land Corp.	14,385	13,926,550
Viper Energy, Inc.	101,150	3,809,309
Vital Energy, Inc. (a)	37,081	693,044
Vitesse Energy, Inc.	35,812	856,981
		322,182,110
Oil & Gas Refining & Marketing – 9.0%
Calumet, Inc. (a)	67,984	1,083,665
CVR Energy, Inc.	41,976	1,124,117
Delek U.S. Holdings, Inc.	65,571	1,466,823
HF Sinclair Corp.	123,889	5,443,683
Marathon Petroleum Corp.	233,563	39,750,087
Par Pacific Holdings, Inc. (a)	59,881	1,879,066
PBF Energy, Inc. Class A	77,355	1,748,223
Phillips 66	299,989	37,072,641
REX American Resources Corp. (a)	19,562	1,022,701
Valero Energy Corp.	230,439	31,641,579

See accompanying notes which are an integral part of the financial statements.
15	Annual Report

Fidelity® MSCI Energy Index ETF
Schedule of Investments–continued
Common Stocks – continued
	Shares	Value
OIL, GAS & CONSUMABLE FUELS – continued
Oil & Gas Refining & Marketing – continued
World Kinect Corp.	54,961	$1,498,787
		123,731,372
Oil & Gas Storage & Transportation – 16.3%
Antero Midstream Corp.	281,329	5,162,387
Cheniere Energy, Inc.	163,186	38,492,314
Dorian LPG Ltd.	40,194	1,157,185
DT Midstream, Inc.	75,989	7,806,350
Excelerate Energy, Inc. Class A	33,439	858,045
Hess Midstream LP Class A	98,082	4,269,509
International Seaways, Inc.	36,909	1,472,669
Kinder Morgan, Inc.	1,459,100	40,942,346
Kinetik Holdings, Inc.	38,475	1,669,045
New Fortress Energy, Inc.	160,059	436,161
NextDecade Corp. (a)	146,675	1,666,228
ONEOK, Inc.	455,967	37,439,450
Plains GP Holdings LP Class A (a)	159,068	3,117,733
Targa Resources Corp.	159,295	26,508,281
Williams Cos., Inc.	889,507	53,325,945
		224,323,648
TOTAL OIL, GAS & CONSUMABLE FUELS		1,235,990,988
TOTAL COMMON STOCKS (Cost $1,219,239,838)		1,372,177,890
Money Market Fund – 0.3%
	Shares	Value
State Street Institutional Treasury Plus Money Market Fund, Trust Class, 4.18% (b) (Cost $4,010,000)	4,010,000	$4,010,000
TOTAL INVESTMENT IN SECURITIES – 99.9% (Cost $1,223,249,838)		1,376,187,890
NET OTHER ASSETS (LIABILITIES) – 0.1%		1,340,646
NET ASSETS – 100.0%		$1,377,528,536

Legend
(a)	Non-income producing.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contract
CME E-mini Energy Select Sector Index Contracts (United States)	56	September 2025	$5,138,000	$(18,222)	$(18,222)
The notional amount of futures purchased as a percentage of Net Assets is 0.4%
See accompanying notes which are an integral part of the financial statements.
Annual Report	16

Investment Valuation
The following is a summary of the inputs used, as of July 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$1,372,177,890	$1,372,177,890	$—	$—
Money Market Funds	4,010,000	4,010,000	—	—
Total Investments in Securities:	$1,376,187,890	$1,376,187,890	$—	$—
Derivative Instruments:
Liabilities
Futures Contracts	$(18,222)	$(18,222)	$—	$—
Total Liabilities	$(18,222)	$(18,222)	$—	$—
Total Derivative Instruments:	$(18,222)	$(18,222)	$—	$—
Value of Derivative Instruments
The following table is a summary of the Fund’s value of derivative instruments by primary risk exposure as of July 31, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.
Primary Risk/ Derivative Type	Value
	Asset	Liabilities
Equity Risk
Futures Contracts(a)	$0	$(18,222)
Total Equity Risk	0	(18,222)
Total Value of Derivatives	$0	$(18,222)

(a)	Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in total accumulated earnings (loss).
See accompanying notes which are an integral part of the financial statements.
17	Annual Report

Fidelity® MSCI Financials Index ETF
Schedule of Investments July 31, 2025
Showing Percentage of Net Assets
Common Stocks – 99.7%
	Shares	Value
BANKS – 27.7%
Diversified Banks – 21.5%
Bank of America Corp.	1,947,380	$92,052,653
Citigroup, Inc.	507,677	47,569,335
Comerica, Inc.	36,000	2,432,520
Fifth Third Bancorp	181,441	7,542,502
First Citizens BancShares, Inc. Class A	2,545	5,076,664
JPMorgan Chase & Co.	754,072	223,386,306
KeyCorp	251,927	4,514,532
PNC Financial Services Group, Inc.	106,560	20,275,171
U.S. Bancorp	421,239	18,938,905
Wells Fargo & Co.	879,503	70,914,327
		492,702,915
Regional Banks – 6.2%
1st Source Corp.	5,015	299,997
Amalgamated Financial Corp.	5,999	173,911
Amerant Bancorp, Inc.	8,453	163,143
Ameris Bancorp	17,771	1,214,648
Associated Banc-Corp.	44,824	1,108,946
Atlantic Union Bankshares Corp.	36,438	1,155,085
Axos Financial, Inc. (a)	14,564	1,257,601
Banc of California, Inc.	35,976	522,372
BancFirst Corp.	5,492	683,864
Bancorp, Inc. (a)	12,283	775,794
Bank First Corp.	2,280	270,910
Bank of Hawaii Corp.	10,796	668,056
Bank OZK	29,457	1,452,230
BankUnited, Inc.	20,304	740,487
Banner Corp.	9,258	574,690
Bar Harbor Bankshares	5,743	166,777
Berkshire Hills Bancorp, Inc.	11,783	290,333
BOK Financial Corp.	6,180	627,455
Brookline Bancorp, Inc.	24,527	253,119
Burke & Herbert Financial Services Corp.	3,503	203,139
Business First Bancshares, Inc.	8,419	199,951
Byline Bancorp, Inc.	8,144	214,187
Cadence Bank	43,307	1,509,249
Camden National Corp.	5,233	197,336
Capital City Bank Group, Inc.	4,246	168,099
Capitol Federal Financial, Inc.	31,548	189,919
Cathay General Bancorp	16,893	763,901
Central Pacific Financial Corp.	5,914	157,667
Citizens Financial Group, Inc.	120,083	5,730,361
City Holding Co.	3,616	441,514
Coastal Financial Corp. (a)	3,446	331,505
Columbia Banking System, Inc.	58,413	1,390,229
Columbia Financial, Inc. (a)	6,392	91,981
Commerce Bancshares, Inc.	33,620	2,057,544
Community Financial System, Inc.	14,038	739,803

	Shares	Value

Community Trust Bancorp, Inc.	4,232	$228,443
ConnectOne Bancorp, Inc.	12,887	296,788
Cullen/Frost Bankers, Inc.	16,230	2,067,864
Customers Bancorp, Inc. (a)	8,125	517,969
CVB Financial Corp.	38,092	711,939
Dime Community Bancshares, Inc.	11,943	330,941
Eagle Bancorp, Inc.	8,283	133,273
East West Bancorp, Inc.	37,511	3,760,478
Eastern Bankshares, Inc.	51,824	800,681
Enterprise Financial Services Corp.	10,245	565,422
Equity Bancshares, Inc. Class A	5,228	196,468
Esquire Financial Holdings, Inc.	1,567	150,244
Farmers National Banc Corp.	11,730	158,824
FB Financial Corp.	10,854	529,241
First BanCorp	41,245	859,133
First Bancorp/Southern Pines NC	10,791	540,521
First Busey Corp.	22,997	513,293
First Commonwealth Financial Corp.	27,663	456,716
First Community Bankshares, Inc.	3,920	143,080
First Financial Bancorp	25,802	625,440
First Financial Bankshares, Inc.	31,403	1,087,172
First Financial Corp.	3,428	183,569
First Hawaiian, Inc.	36,088	875,134
First Horizon Corp.	139,828	3,049,649
First Interstate BancSystem, Inc. Class A	24,993	719,548
First Merchants Corp.	16,801	640,454
First Mid Bancshares, Inc.	5,838	221,669
Firstsun Capital Bancorp (a)	3,199	113,724
Five Star Bancorp	5,810	174,823
Flagstar Financial, Inc.	83,265	940,062
FNB Corp.	100,058	1,532,889
Fulton Financial Corp.	42,736	767,111
German American Bancorp, Inc.	8,787	337,597
Glacier Bancorp, Inc.	30,384	1,331,731
Great Southern Bancorp, Inc.	2,660	151,460
Hancock Whitney Corp.	24,389	1,456,511
Hanmi Financial Corp.	8,362	190,737
HBT Financial, Inc.	3,868	96,197
Heritage Commerce Corp.	19,315	178,664
Heritage Financial Corp.	9,135	205,903
Hilltop Holdings, Inc.	13,085	387,316
Home BancShares, Inc.	50,322	1,417,068
Hope Bancorp, Inc.	33,132	330,989
Horizon Bancorp, Inc.	13,301	206,032
Huntington Bancshares, Inc.	394,569	6,482,769
Independent Bank Corp.	13,002	826,277
Independent Bank Corp.	7,040	215,072
International Bancshares Corp.	15,062	1,026,927
Lakeland Financial Corp.	6,504	412,158

See accompanying notes which are an integral part of the financial statements.
Annual Report	18

Common Stocks – continued
	Shares	Value
BANKS – continued
Regional Banks – continued
Live Oak Bancshares, Inc.	10,802	$341,451
M&T Bank Corp.	43,786	8,262,418
Mercantile Bank Corp.	4,588	209,626
Metrocity Bankshares, Inc.	5,814	160,466
Metropolitan Bank Holding Corp.	2,930	206,682
National Bank Holdings Corp. Class A	9,968	369,414
NB Bancorp, Inc. (a)	10,004	172,369
NBT Bancorp, Inc.	13,576	561,775
Nicolet Bankshares, Inc.	3,561	459,369
Northeast Bank	2,295	227,595
Northfield Bancorp, Inc.	11,169	118,950
Northwest Bancshares, Inc.	34,650	405,405
OceanFirst Financial Corp.	17,719	297,325
OFG Bancorp	11,241	479,091
Old National Bancorp	85,387	1,802,520
Old Second Bancorp, Inc.	13,115	222,562
Origin Bancorp, Inc.	7,607	278,036
Orrstown Financial Services, Inc.	4,520	148,527
Pacific Premier Bancorp, Inc.	25,777	558,588
Park National Corp.	3,895	630,484
Pathward Financial, Inc.	5,997	453,523
Peapack-Gladstone Financial Corp.	4,239	108,010
Peoples Bancorp, Inc.	11,719	335,632
Pinnacle Financial Partners, Inc.	20,719	1,820,993
Popular, Inc.	18,624	2,133,938
Preferred Bank	1,971	179,006
Prosperity Bancshares, Inc.	25,851	1,722,194
Provident Financial Services, Inc.	29,627	539,804
QCR Holdings, Inc.	4,845	343,995
Regions Financial Corp.	248,144	6,285,488
Renasant Corp.	25,670	940,549
Republic Bancorp, Inc. Class A	2,517	173,321
S&T Bancorp, Inc.	10,432	382,228
Seacoast Banking Corp. of Florida	22,240	626,946
ServisFirst Bancshares, Inc.	13,819	1,086,864
Simmons First National Corp. Class A	33,817	648,272
South Plains Financial, Inc.	3,514	130,405
Southern Missouri Bancorp, Inc.	3,039	164,380
Southside Bancshares, Inc.	7,886	232,164
SouthState Corp.	27,106	2,552,572
Stellar Bancorp, Inc.	12,917	381,439
Stock Yards Bancorp, Inc.	7,242	541,412
Synovus Financial Corp.	39,059	1,845,147
Texas Capital Bancshares, Inc. (a)	12,173	1,022,167
TFS Financial Corp.	11,681	153,138
Tompkins Financial Corp.	3,537	228,773
Towne Bank	18,780	657,863

	Shares	Value

TriCo Bancshares	9,332	$383,732
Triumph Financial, Inc. (a)	6,290	356,769
Truist Financial Corp.	353,301	15,442,787
TrustCo Bank Corp.	5,108	171,424
Trustmark Corp.	15,120	563,220
UMB Financial Corp.	19,680	2,164,603
United Bankshares, Inc.	39,414	1,399,985
United Community Banks, Inc.	32,398	988,139
Univest Financial Corp.	8,489	244,823
Valley National Bancorp	137,691	1,276,396
Veritex Holdings, Inc.	14,718	466,855
WaFd, Inc.	22,165	645,112
Washington Trust Bancorp, Inc.	4,928	132,760
Webster Financial Corp.	46,804	2,698,251
WesBanco, Inc.	26,259	791,184
Westamerica BanCorp	7,265	347,993
Western Alliance Bancorp	28,845	2,237,218
Wintrust Financial Corp.	18,042	2,309,015
WSFS Financial Corp.	14,758	809,329
Zions Bancorp NA	40,286	2,160,135
		143,124,379
TOTAL BANKS		635,827,294
CAPITAL MARKETS – 26.2%
Asset Management & Custody Banks – 8.5%
Acadian Asset Management, Inc.	7,704	321,950
Affiliated Managers Group, Inc.	7,795	1,635,937
Ameriprise Financial, Inc.	25,637	13,284,837
ARES Management Corp. Class A	54,881	10,182,072
Artisan Partners Asset Management, Inc. Class A	19,177	867,759
Bank of New York Mellon Corp.	193,887	19,669,836
Blackrock, Inc.	39,722	43,932,929
Blackstone, Inc.	196,827	34,043,198
Blue Owl Capital, Inc.	160,596	3,107,533
Carlyle Group, Inc.	63,735	3,866,165
Cohen & Steers, Inc.	7,715	567,515
DigitalBridge Group, Inc.	48,456	520,417
Federated Hermes, Inc.	21,219	1,051,826
Franklin Resources, Inc.	77,789	1,866,936
Hamilton Lane, Inc. Class A	11,226	1,709,720
Invesco Ltd.	97,001	2,037,991
Janus Henderson Group PLC	35,996	1,558,627
KKR & Co., Inc.	167,919	24,613,567
Northern Trust Corp.	52,939	6,882,070
P10, Inc. Class A	11,736	144,353
SEI Investments Co.	28,347	2,497,938
State Street Corp.	78,401	8,761,312
StepStone Group, Inc. Class A	18,243	1,082,904
T. Rowe Price Group, Inc.	60,779	6,166,030
TPG, Inc.	35,650	2,034,546
See accompanying notes which are an integral part of the financial statements.
19	Annual Report

Fidelity® MSCI Financials Index ETF
Schedule of Investments–continued
Common Stocks – continued
	Shares	Value
CAPITAL MARKETS – continued
Asset Management & Custody Banks – continued
Victory Capital Holdings, Inc. Class A	12,155	$837,601
Virtus Investment Partners, Inc.	2,198	424,895
WisdomTree, Inc.	33,778	448,234
		194,118,698
Financial Exchanges & Data – 8.2%
Cboe Global Markets, Inc.	28,105	6,774,429
CME Group, Inc.	97,095	27,019,597
Coinbase Global, Inc. Class A (a)	53,883	20,354,842
Donnelley Financial Solutions, Inc. (a)	7,257	384,331
FactSet Research Systems, Inc.	10,135	4,083,392
Intercontinental Exchange, Inc.	154,762	28,604,660
MarketAxess Holdings, Inc.	10,063	2,067,947
Moody's Corp.	43,559	22,464,683
Morningstar, Inc.	7,414	2,049,674
MSCI, Inc.	20,864	11,712,215
Nasdaq, Inc.	115,816	11,143,816
S&P Global, Inc.	84,544	46,592,198
Tradeweb Markets, Inc. Class A	31,197	4,322,344
		187,574,128
Investment Banking & Brokerage – 9.5%
BGC Group, Inc. Class A	95,900	888,993
Charles Schwab Corp.	464,689	45,414,056
Evercore, Inc. Class A	9,759	2,938,825
Freedom Holding Corp. (a)	4,943	918,484
Goldman Sachs Group, Inc.	83,938	60,736,697
Houlihan Lokey, Inc.	14,368	2,739,403
Interactive Brokers Group, Inc. Class A	117,807	7,723,427
Jefferies Financial Group, Inc.	42,362	2,442,593
Lazard, Inc.	24,598	1,278,604
LPL Financial Holdings, Inc.	21,538	8,523,233
Moelis & Co. Class A	15,775	1,106,459
Morgan Stanley	326,496	46,512,620
Perella Weinberg Partners	15,197	303,028
Piper Sandler Cos.	4,864	1,533,716
PJT Partners, Inc. Class A	6,048	1,080,294
Raymond James Financial, Inc.	52,732	8,813,099
Robinhood Markets, Inc. Class A (a)	197,635	20,366,287
Stifel Financial Corp.	28,526	3,255,387
StoneX Group, Inc. (a)	11,716	1,139,264
Virtu Financial, Inc. Class A	22,460	991,384
		218,705,853
TOTAL CAPITAL MARKETS		600,398,679

	Shares	Value
CONSUMER FINANCE – 4.8%
Consumer Finance – 4.8%
Ally Financial, Inc.	74,788	$2,830,726
American Express Co.	151,279	45,279,317
Atlanticus Holdings Corp. (a)	1,497	74,296
Bread Financial Holdings, Inc.	2,886	176,912
Capital One Financial Corp.	172,543	37,096,745
Credit Acceptance Corp. (a)	1,761	863,383
Dave, Inc. (a)	2,455	578,889
Encore Capital Group, Inc. (a)	6,168	227,476
Enova International, Inc. (a)	7,046	736,730
EZCORP, Inc. Class A (a)	13,983	200,237
FirstCash Holdings, Inc.	10,676	1,423,004
LendingClub Corp. (a)	31,535	491,631
LendingTree, Inc. (a)	3,052	142,467
Navient Corp.	23,086	298,733
Nelnet, Inc. Class A	3,712	463,146
NerdWallet, Inc. Class A (a)	10,638	112,656
OneMain Holdings, Inc.	32,891	1,900,771
PRA Group, Inc. (a)	10,032	152,486
PROG Holdings, Inc.	11,587	368,930
SLM Corp.	54,656	1,738,061
SoFi Technologies, Inc. (a)	281,982	6,367,153
Synchrony Financial	106,188	7,398,118
Upstart Holdings, Inc. (a)	23,155	1,892,690
World Acceptance Corp. (a)	1,050	165,186
TOTAL CONSUMER FINANCE		110,979,743
FINANCIAL SERVICES – 25.7%
Commercial & Residential Mortgage Finance – 0.5%
Enact Holdings, Inc.	10,089	350,694
Essent Group Ltd.	28,131	1,575,055
Federal Agricultural Mortgage Corp. Class C	2,693	463,923
Merchants Bancorp	6,307	184,795
MGIC Investment Corp.	66,275	1,716,522
Mr. Cooper Group, Inc. (a)	17,075	2,658,919
NMI Holdings, Inc. (a)	21,673	808,836
PennyMac Financial Services, Inc.	8,293	772,410
Radian Group, Inc.	38,396	1,252,094
Rocket Cos., Inc. Class A	61,166	903,422
UWM Holdings Corp.	46,048	185,113
Walker & Dunlop, Inc.	9,219	691,517
		11,563,300
Diversified Financial Services – 1.0%
Apollo Global Management, Inc.	108,024	15,698,048
Equitable Holdings, Inc.	80,423	4,129,721
Jackson Financial, Inc. Class A	16,706	1,462,777
Voya Financial, Inc.	26,499	1,854,930
		23,145,476

See accompanying notes which are an integral part of the financial statements.
Annual Report	20

Common Stocks – continued
	Shares	Value
FINANCIAL SERVICES – continued
Mortgage REITs – 0.0%
HA Sustainable Infrastructure Capital, Inc.	32,797	$851,738
Multi-Sector Holdings – 7.5%
Berkshire Hathaway, Inc. Class B (a)	361,414	170,544,039
Cannae Holdings, Inc.	14,956	319,759
Compass Diversified Holdings	18,308	116,988
		170,980,786
Specialized Finance – 0.0%
Burford Capital Ltd.	54,291	697,640
Transaction & Payment Processing Services – 16.7%
Affirm Holdings, Inc. (a)	68,100	4,668,936
AvidXchange Holdings, Inc. (a)	48,723	480,409
Block, Inc. (a)	150,813	11,651,812
Cantaloupe, Inc. (a)	15,439	170,910
Cass Information Systems, Inc.	5,194	207,812
Corpay, Inc. (a)	18,099	5,846,882
Euronet Worldwide, Inc. (a)	11,410	1,108,824
EVERTEC, Inc.	18,222	658,725
Fidelity National Information Services, Inc.	143,056	11,360,077
Fiserv, Inc. (a)	150,743	20,944,232
Flywire Corp. (a)	30,440	331,492
Global Payments, Inc.	66,741	5,335,943
Jack Henry & Associates, Inc.	19,775	3,358,092
Marqeta, Inc. Class A (a)	114,002	649,811
Mastercard, Inc. Class A	219,622	124,409,274
NCR Atleos Corp. (a)	20,615	630,819
Paymentus Holdings, Inc. Class A (a)	7,576	211,219
Payoneer Global, Inc. (a)	84,585	555,723
PayPal Holdings, Inc. (a)	253,859	17,455,345
Remitly Global, Inc. (a)	41,359	682,424
Sezzle, Inc. (a)	4,632	717,219
Shift4 Payments, Inc. Class A (a)	16,710	1,721,130
Toast, Inc. Class A (a)	120,575	5,888,883
Visa, Inc. Class A	464,947	160,625,240
Western Union Co.	77,739	625,799
WEX, Inc. (a)	8,671	1,471,295
		381,768,327
TOTAL FINANCIAL SERVICES		589,007,267
INSURANCE – 14.6%
Insurance Brokers – 3.7%
Abacus Global Management, Inc. (a)	12,966	70,146
Aon PLC Class A	52,439	18,653,077
Arthur J Gallagher & Co.	69,009	19,822,835
Baldwin Insurance Group, Inc. (a)	18,277	673,325

	Shares	Value

Brown & Brown, Inc.	79,109	$7,228,189
Crawford & Co. Class A	10,527	100,743
Goosehead Insurance, Inc. Class A	6,735	612,279
Hagerty, Inc. Class A (a)	9,940	100,990
Marsh & McLennan Cos., Inc.	132,639	26,421,689
Ryan Specialty Holdings, Inc.	28,904	1,768,636
Selectquote, Inc. (a)	42,597	74,971
Willis Towers Watson PLC	26,761	8,451,391
		83,978,271
Life & Health Insurance – 2.4%
Aflac, Inc.	141,206	14,030,228
Brighthouse Financial, Inc. (a)	16,787	803,258
CNO Financial Group, Inc.	30,902	1,138,430
F&G Annuities & Life, Inc.	6,192	197,587
Genworth Financial, Inc. (a)	111,753	878,379
Globe Life, Inc.	23,171	3,254,830
Lincoln National Corp.	40,682	1,550,391
MetLife, Inc.	157,994	11,999,644
Oscar Health, Inc. Class A (a)	47,517	667,614
Primerica, Inc.	9,453	2,511,000
Principal Financial Group, Inc.	62,615	4,873,326
Prudential Financial, Inc.	96,998	10,047,053
Unum Group	46,936	3,370,474
		55,322,214
Multi-line Insurance – 0.0%
Horace Mann Educators Corp.	10,262	436,443
Property & Casualty Insurance – 8.0%
Allstate Corp.	71,474	14,527,090
American Financial Group, Inc.	18,272	2,282,173
American International Group, Inc.	158,363	12,293,720
AMERISAFE, Inc.	5,479	245,350
Arch Capital Group Ltd.	101,629	8,746,192
Assurant, Inc.	14,460	2,708,358
Assured Guaranty Ltd.	13,327	1,127,198
Axis Capital Holdings Ltd.	22,881	2,147,153
Bowhead Specialty Holdings, Inc. (a)	3,399	110,468
Chubb Ltd.	102,700	27,322,308
Cincinnati Financial Corp.	42,609	6,285,254
Donegal Group, Inc. Class A	5,679	97,395
Employers Holdings, Inc.	5,879	242,685
Erie Indemnity Co. Class A	6,781	2,415,663
Fidelity National Financial, Inc.	70,657	3,987,175
First American Financial Corp.	28,024	1,682,841
Hamilton Insurance Group Ltd. Class B (a)	13,879	298,260
Hanover Insurance Group, Inc.	9,640	1,654,513
Hartford Insurance Group, Inc.	78,132	9,718,839
HCI Group, Inc.	2,356	329,934
Kemper Corp.	16,822	1,036,067
Kinsale Capital Group, Inc.	5,956	2,624,750
See accompanying notes which are an integral part of the financial statements.
21	Annual Report

Fidelity® MSCI Financials Index ETF
Schedule of Investments–continued
Common Stocks – continued
	Shares	Value
INSURANCE – continued
Property & Casualty Insurance – continued
Lemonade, Inc. (a)	14,483	$545,719
Loews Corp.	48,412	4,383,222
Markel Group, Inc. (a)	3,450	6,928,600
Mercury General Corp.	7,692	532,671
Old Republic International Corp.	65,601	2,372,788
Palomar Holdings, Inc. (a)	7,157	948,231
ProAssurance Corp. (a)	12,407	294,790
Progressive Corp.	158,040	38,252,002
RLI Corp.	21,781	1,437,328
Root, Inc. Class A (a)	2,448	296,281
Safety Insurance Group, Inc.	4,100	288,435
Selective Insurance Group, Inc.	16,442	1,281,983
Skyward Specialty Insurance Group, Inc. (a)	9,800	495,684
Stewart Information Services Corp.	7,903	513,142
Tiptree, Inc.	6,487	134,800
Travelers Cos., Inc.	61,099	15,900,404
Trupanion, Inc. (a)	8,999	426,643
United Fire Group, Inc.	5,899	156,618
Universal Insurance Holdings, Inc.	8,127	192,122
W.R. Berkley Corp.	81,958	5,639,530
White Mountains Insurance Group Ltd.	690	1,233,582
		184,137,961
Reinsurance – 0.5%
Everest Group Ltd.	11,570	3,885,206
Reinsurance Group of America, Inc.	17,897	3,444,278
RenaissanceRe Holdings Ltd.	13,422	3,271,478
SiriusPoint Ltd. (a)	20,450	401,024
		11,001,986
TOTAL INSURANCE		334,876,875
MORTGAGE REAL ESTATE INVESTMENT TRUSTS (REITS) – 0.7%
Mortgage REITs – 0.7%
AGNC Investment Corp.	243,982	2,300,750
Annaly Capital Management, Inc.	160,222	3,257,313
Apollo Commercial Real Estate Finance, Inc.	33,588	323,117
Arbor Realty Trust, Inc.	42,371	472,860
ARMOUR Residential REIT, Inc.	20,290	330,930
Blackstone Mortgage Trust, Inc. Class A	42,830	791,498

	Shares	Value

BrightSpire Capital, Inc.	36,220	$187,620
Chimera Investment Corp.	22,002	294,167
Dynex Capital, Inc.	22,916	285,075
Ellington Financial, Inc.	24,014	304,738
Franklin BSP Realty Trust, Inc.	22,856	230,846
Invesco Mortgage Capital, Inc.	25,391	191,702
KKR Real Estate Finance Trust, Inc.	14,201	128,377
Ladder Capital Corp.	35,592	388,665
MFA Financial, Inc.	28,491	258,983
New York Mortgage Trust, Inc.	19,067	120,694
Orchid Island Capital, Inc.	24,984	173,889
PennyMac Mortgage Investment Trust	23,980	282,724
Ready Capital Corp.	42,718	179,843
Redwood Trust, Inc.	42,218	230,510
Rithm Capital Corp.	150,582	1,811,501
Starwood Property Trust, Inc.	85,974	1,673,054
TPG RE Finance Trust, Inc.	21,154	184,040
Two Harbors Investment Corp.	32,680	318,630
TOTAL MORTGAGE REAL ESTATE INVESTMENT TRUSTS (REITS)		14,721,526
TOTAL COMMON STOCKS (Cost $1,547,259,290)		2,285,811,384
Money Market Fund – 0.2%

State Street Institutional Treasury Plus Money Market Fund, Trust Class, 4.18% (b) (Cost $4,789,000)	4,789,000	4,789,000
TOTAL INVESTMENT IN SECURITIES – 99.9% (Cost $1,552,048,290)		2,290,600,384
NET OTHER ASSETS (LIABILITIES) – 0.1%		1,365,571
NET ASSETS – 100.0%		$2,291,965,955

Legend
(a)	Non-income producing.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes which are an integral part of the financial statements.
Annual Report	22

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
CME E-mini Financial Select Sector Index Contracts (United States)	31	September 2025	5,026,960	$ 72,406	$ 72,406
CME E-mini Russell 2000 Index Contracts (United States)	7	September 2025	777,070	359	359
Total Equity Index Contracts					$72,765
The notional amount of futures purchased as a percentage of Net Assets is 0.3%
Investment Valuation
The following is a summary of the inputs used, as of July 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$2,285,811,384	$2,285,811,384	$—	$—
Money Market Funds	4,789,000	4,789,000	—	—
Total Investments in Securities:	$2,290,600,384	$2,290,600,384	$—	$—
Derivative Instruments:
Assets
Futures Contracts	$72,765	$72,765	$—	$—
Total Assets	$72,765	$72,765	$—	$—
Total Derivative Instruments:	$72,765	$72,765	$—	$—
Value of Derivative Instruments
The following table is a summary of the Fund’s value of derivative instruments by primary risk exposure as of July 31, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.
Primary Risk/ Derivative Type	Value
	Asset	Liabilities
Equity Risk
Futures Contracts(a)	$72,765	$0
Total Equity Risk	72,765	0
Total Value of Derivatives	$72,765	$0

(a)	Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in total accumulated earnings (loss).
See accompanying notes which are an integral part of the financial statements.
23	Annual Report

Fidelity® MSCI Health Care Index ETF
Schedule of Investments July 31, 2025
Showing Percentage of Net Assets
Common Stocks – 99.8%
	Shares	Value
BIOTECHNOLOGY – 21.3%
Biotechnology – 21.3%
89bio, Inc. (a)	44,782	$425,429
AbbVie, Inc.	754,455	142,607,084
ACADIA Pharmaceuticals, Inc. (a)	46,295	1,103,210
ADMA Biologics, Inc. (a)	101,579	1,899,527
Agios Pharmaceuticals, Inc. (a)	24,425	909,099
Akero Therapeutics, Inc. (a)	23,761	1,160,725
Akouos, Inc. (a)(b)	11,863	2,254
Alkermes PLC (a)	66,748	1,768,155
Alnylam Pharmaceuticals, Inc. (a)	55,482	21,762,260
Amgen, Inc.	229,303	67,667,315
Amicus Therapeutics, Inc. (a)	102,324	612,921
AnaptysBio, Inc. (a)	5,879	144,329
Anavex Life Sciences Corp. (a)	36,004	406,845
Apellis Pharmaceuticals, Inc. (a)	32,091	716,913
Apogee Therapeutics, Inc. (a)	9,501	363,508
Arbutus Biopharma Corp. (a)	60,013	196,843
Arcellx, Inc. (a)	13,924	994,034
Arcus Biosciences, Inc. (a)	26,260	239,754
Arcutis Biotherapeutics, Inc. (a)	45,825	668,129
Ardelyx, Inc. (a)	103,414	438,475
ArriVent Biopharma, Inc. (a)	5,658	110,388
Arrowhead Pharmaceuticals, Inc. (a)	47,331	747,830
ARS Pharmaceuticals, Inc. (a)	18,946	334,965
Aurinia Pharmaceuticals, Inc. (a)	48,441	447,837
Avidity Biosciences, Inc. (a)	38,426	1,410,619
Beam Therapeutics, Inc. (a)	37,823	745,491
BioCryst Pharmaceuticals, Inc. (a)	85,395	695,115
Biogen, Inc. (a)	62,380	7,984,640
Biohaven Ltd. (a)	36,519	551,437
BioMarin Pharmaceutical, Inc. (a)	81,732	4,728,196
Bridgebio Pharma, Inc. (a)	56,745	2,682,336
Capricor Therapeutics, Inc. (a)	17,379	142,160
CareDx, Inc. (a)	22,435	275,614
Catalyst Pharmaceuticals, Inc. (a)	49,387	1,053,425
Celldex Therapeutics, Inc. (a)	25,288	555,830
CG oncology, Inc. (a)	18,345	489,628
Chinook Therapeutics, Inc. (a)(b)	24,218	0
Cogent Biosciences, Inc. (a)	38,722	442,205
Crinetics Pharmaceuticals, Inc. (a)	37,674	1,077,100
CRISPR Therapeutics AG (a)	35,112	1,975,401
Cullinan Therapeutics, Inc. (a)	10,638	82,657
Cytokinetics, Inc. (a)	48,520	1,826,293
Day One Biopharmaceuticals, Inc. (a)	28,251	189,564
Denali Therapeutics, Inc. (a)	56,182	776,997
Disc Medicine, Inc. (a)	9,573	572,083
Dynavax Technologies Corp. (a)	41,743	458,338
Dyne Therapeutics, Inc. (a)	38,004	374,339
Exact Sciences Corp. (a)	79,169	3,716,985

	Shares	Value

Exelixis, Inc. (a)	107,336	$3,887,710
Geron Corp. (a)	216,834	249,359
Gilead Sciences, Inc.	531,680	59,702,347
GRAIL, Inc. (a)	13,539	463,169
Halozyme Therapeutics, Inc. (a)	52,648	3,157,301
Ideaya Biosciences, Inc. (a)	33,453	814,581
ImmunityBio, Inc. (a)	97,917	240,876
Immunome, Inc. (a)	30,378	319,577
Immunovant, Inc. (a)	28,566	459,341
Incyte Corp. (a)	70,149	5,253,459
Insmed, Inc. (a)	77,544	8,318,920
Intellia Therapeutics, Inc. (a)	42,909	499,461
Ionis Pharmaceuticals, Inc. (a)	64,369	2,766,580
Iovance Biotherapeutics, Inc. (a)	111,797	287,318
Janux Therapeutics, Inc. (a)	17,941	430,853
Kiniksa Pharmaceuticals International PLC (a)	14,430	436,652
Krystal Biotech, Inc. (a)	9,304	1,431,607
Kura Oncology, Inc. (a)	25,824	156,235
Kymera Therapeutics, Inc. (a)	16,383	716,756
Madrigal Pharmaceuticals, Inc. (a)	6,119	1,851,059
MannKind Corp. (a)	125,407	474,038
Merus NV (a)	20,638	1,367,061
Metsera, Inc. (a)	8,953	295,360
MiMedx Group, Inc. (a)	48,892	351,534
Mineralys Therapeutics, Inc. (a)	13,830	195,695
Mirum Pharmaceuticals, Inc. (a)	15,473	799,645
Moderna, Inc. (a)	148,311	4,384,073
MoonLake Immunotherapeutics (a)	9,360	472,118
Myriad Genetics, Inc. (a)	38,416	147,517
Natera, Inc. (a)	54,772	7,320,826
Neurocrine Biosciences, Inc. (a)	42,167	5,407,074
Newamsterdam Pharma Co. NV (a)	18,719	408,261
Novavax, Inc. (a)	60,960	405,384
Nurix Therapeutics, Inc. (a)	29,240	329,242
Nuvalent, Inc. Class A (a)	16,925	1,326,074
Praxis Precision Medicines, Inc. (a)	6,877	372,871
Protagonist Therapeutics, Inc. (a)	20,926	1,127,074
Prothena Corp. PLC (a)	14,393	98,880
PTC Therapeutics, Inc. (a)	30,255	1,576,588
Recursion Pharmaceuticals, Inc. Class A (a)	126,319	751,598
Regeneron Pharmaceuticals, Inc.	45,615	24,881,158
Relay Therapeutics, Inc. (a)	49,270	173,430
Replimune Group, Inc. (a)	16,409	115,355
Revolution Medicines, Inc. (a)	59,425	2,214,770
Rhythm Pharmaceuticals, Inc. (a)	20,207	1,722,243
Rocket Pharmaceuticals, Inc. (a)	33,054	100,815
Roivant Sciences Ltd. (a)	151,684	1,723,130
Sarepta Therapeutics, Inc. (a)	37,225	611,235
Savara, Inc. (a)	30,070	77,881

See accompanying notes which are an integral part of the financial statements.
Annual Report	24

Common Stocks – continued
	Shares	Value
BIOTECHNOLOGY – continued
Biotechnology – continued
Scholar Rock Holding Corp. (a)	28,524	$1,056,814
Soleno Therapeutics, Inc. (a)	13,915	1,203,230
Spyre Therapeutics, Inc. (a)	14,753	250,358
Stoke Therapeutics, Inc. (a)	14,491	186,209
Syndax Pharmaceuticals, Inc. (a)	36,667	363,737
TG Therapeutics, Inc. (a)	63,859	2,266,995
Tourmaline Bio, Inc. (a)	5,609	124,127
Travere Therapeutics, Inc. (a)	36,200	559,290
Twist Bioscience Corp. (a)	25,689	862,380
Ultragenyx Pharmaceutical, Inc. (a)	36,015	983,930
uniQure NV (a)	17,285	240,607
United Therapeutics Corp. (a)	18,186	4,995,694
Vaxcyte, Inc. (a)	49,398	1,677,062
Vera Therapeutics, Inc. (a)	19,436	404,074
Veracyte, Inc. (a)	33,669	791,558
Vericel Corp. (a)	21,306	744,432
Vertex Pharmaceuticals, Inc. (a)	109,643	50,092,597
Viking Therapeutics, Inc. (a)	45,469	1,480,925
Vir Biotechnology, Inc. (a)	38,878	197,111
Viridian Therapeutics, Inc. (a)	24,651	431,886
Xencor, Inc. (a)	25,040	208,333
Xenon Pharmaceuticals, Inc. (a)	27,721	846,599
Zymeworks, Inc. (a)	15,618	196,162
TOTAL BIOTECHNOLOGY		499,372,483
HEALTH CARE EQUIPMENT & SUPPLIES – 22.9%
Health Care Equipment – 21.8%
Abbott Laboratories	739,673	93,339,336
Alphatec Holdings, Inc. (a)	49,152	520,028
Artivion, Inc. (a)	15,251	471,408
AtriCure, Inc. (a)	21,507	754,896
Axogen, Inc. (a)	17,738	232,190
Baxter International, Inc.	218,594	4,756,605
Becton Dickinson & Co.	122,461	21,828,673
Boston Scientific Corp. (a)	630,809	66,184,480
Butterfly Network, Inc. (a)	73,815	126,224
Ceribell, Inc. (a)	5,327	76,709
CONMED Corp.	13,361	683,415
Dexcom, Inc. (a)	167,275	13,510,802
Edwards Lifesciences Corp. (a)	249,819	19,813,145
Enovis Corp. (a)	24,429	654,697
Envista Holdings Corp. (a)	73,914	1,396,235
GE HealthCare Technologies, Inc.	195,265	13,926,300
Glaukos Corp. (a)	24,109	2,075,544
Globus Medical, Inc. Class A (a)	49,062	2,582,133
Hologic, Inc. (a)	95,636	6,390,398
IDEXX Laboratories, Inc. (a)	34,562	18,466,822
Inspire Medical Systems, Inc. (a)	12,703	1,582,032
Insulet Corp. (a)	29,950	8,637,580

	Shares	Value

Integer Holdings Corp. (a)	14,250	$1,546,267
Integra LifeSciences Holdings Corp. (a)	29,495	387,564
Intuitive Surgical, Inc. (a)	152,802	73,511,514
iRadimed Corp.	3,571	208,332
iRhythm Technologies, Inc. (a)	13,376	1,875,048
LeMaitre Vascular, Inc.	8,678	705,001
LivaNova PLC (a)	22,950	968,261
Masimo Corp. (a)	19,575	3,010,439
Medtronic PLC	546,995	49,360,829
Novocure Ltd. (a)	44,731	517,538
Omnicell, Inc. (a)	19,719	611,486
Orthofix Medical, Inc. (a)	14,057	155,189
Penumbra, Inc. (a)	15,660	3,950,548
PROCEPT BioRobotics Corp. (a)	22,231	1,078,426
Pulse Biosciences, Inc. (a)	7,168	107,663
QuidelOrtho Corp. (a)	28,436	654,597
ResMed, Inc.	62,637	17,033,506
SI-BONE, Inc. (a)	16,065	273,587
STERIS PLC	41,898	9,489,478
Stryker Corp.	146,508	57,538,087
Tandem Diabetes Care, Inc. (a)	27,995	436,162
Teleflex, Inc.	19,046	2,275,997
TransMedics Group, Inc. (a)	13,631	1,621,680
Zimmer Biomet Holdings, Inc.	84,377	7,733,152
		513,060,003
Health Care Supplies – 1.1%
Align Technology, Inc. (a)	29,633	3,822,953
Avanos Medical, Inc. (a)	19,483	217,625
Bioventus, Inc. Class A (a)	15,177	98,954
Cooper Cos., Inc. (a)	85,222	6,024,343
Dentsply Sirona, Inc.	85,506	1,223,591
Embecta Corp.	23,778	241,585
Establishment Labs Holdings, Inc. (a)	8,697	364,883
Haemonetics Corp. (a)	21,606	1,599,708
ICU Medical, Inc. (a)	9,974	1,280,761
Lantheus Holdings, Inc. (a)	29,182	2,077,467
Merit Medical Systems, Inc. (a)	25,180	2,136,775
Neogen Corp. (a)	86,920	404,178
OrthoPediatrics Corp. (a)	7,168	148,521
RxSight, Inc. (a)	14,898	115,906
Solventum Corp. (a)	62,841	4,484,334
STAAR Surgical Co. (a)	14,718	263,673
UFP Technologies, Inc. (a)	3,264	738,937
		25,244,194
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		538,304,197
HEALTH CARE PROVIDERS & SERVICES – 16.7%
Health Care Distributors – 3.4%
AdaptHealth Corp. (a)	36,640	328,661
Cardinal Health, Inc.	103,028	15,992,006
See accompanying notes which are an integral part of the financial statements.
25	Annual Report

Fidelity® MSCI Health Care Index ETF
Schedule of Investments–continued
Common Stocks – continued
	Shares	Value
HEALTH CARE PROVIDERS & SERVICES – continued
Health Care Distributors – continued
Cencora, Inc.	78,569	$22,477,019
Henry Schein, Inc. (a)	46,998	3,179,415
McKesson Corp.	53,450	37,069,713
Owens & Minor, Inc. (a)	33,069	229,168
		79,275,982
Health Care Facilities – 2.2%
Acadia Healthcare Co., Inc. (a)	39,282	855,169
Brookdale Senior Living, Inc. (a)	76,787	595,099
Concentra Group Holdings Parent, Inc.	48,693	972,399
Encompass Health Corp.	43,148	4,751,026
Ensign Group, Inc.	24,496	3,674,400
HCA Healthcare, Inc.	78,754	27,878,129
National HealthCare Corp.	5,592	537,000
PACS Group, Inc. (a)	19,705	217,937
Select Medical Holdings Corp.	49,462	731,543
Surgery Partners, Inc. (a)	32,637	716,382
Tenet Healthcare Corp. (a)	40,250	6,491,520
U.S. Physical Therapy, Inc.	6,409	468,819
Universal Health Services, Inc. Class B	24,696	4,110,649
		52,000,072
Health Care Services – 4.6%
Addus HomeCare Corp. (a)	7,683	820,391
agilon health, Inc. (a)	134,495	240,746
Amedisys, Inc. (a)	14,087	1,388,978
AMN Healthcare Services, Inc. (a)	15,961	292,725
Astrana Health, Inc. (a)	19,427	463,528
Aveanna Healthcare Holdings, Inc. (a)	20,446	81,171
BrightSpring Health Services, Inc. (a)	29,820	615,783
Castle Biosciences, Inc. (a)	12,897	195,389
Chemed Corp.	6,232	2,569,453
Cigna Group	115,626	30,916,080
CorVel Corp. (a)	13,140	1,164,204
Cross Country Healthcare, Inc. (a)	13,392	180,122
CVS Health Corp.	539,712	33,516,115
DaVita, Inc. (a)	18,751	2,632,078
Fulgent Genetics, Inc. (a)	8,137	139,794
GeneDx Holdings Corp. (a)	8,375	853,831
Guardant Health, Inc. (a)	47,339	1,939,952
Hims & Hers Health, Inc. (a)	77,446	5,125,376
Labcorp Holdings, Inc.	35,685	9,280,955
LifeStance Health Group, Inc. (a)	56,699	225,662
NeoGenomics, Inc. (a)	53,978	261,253
Nutex Health, Inc. (a)	1,412	119,752
OPKO Health, Inc. (a)	128,795	164,858
Option Care Health, Inc. (a)	69,999	2,054,471

	Shares	Value

Pediatrix Medical Group, Inc. (a)	36,695	$449,514
Pennant Group, Inc. (a)	15,166	336,230
Premier, Inc. Class A	38,910	835,787
Privia Health Group, Inc. (a)	40,959	799,520
Quest Diagnostics, Inc.	47,602	7,969,051
RadNet, Inc. (a)	26,857	1,469,884
		107,102,653
Managed Health Care – 6.5%
Alignment Healthcare, Inc. (a)	44,963	619,590
Centene Corp. (a)	211,696	5,518,915
Clover Health Investments Corp. (a)	166,254	480,474
Elevance Health, Inc.	96,551	27,331,657
HealthEquity, Inc. (a)	36,909	3,580,173
Humana, Inc.	51,475	12,862,058
Molina Healthcare, Inc. (a)	23,341	3,684,844
Progyny, Inc. (a)	30,723	722,298
UnitedHealth Group, Inc.	390,116	97,357,349
		152,157,358
TOTAL HEALTH CARE PROVIDERS & SERVICES		390,536,065
HEALTH CARE TECHNOLOGY – 1.1%
Health Care Technology – 1.1%
Certara, Inc. (a)	54,714	538,386
Doximity, Inc. Class A (a)	51,208	3,008,470
Evolent Health, Inc. Class A (a)	41,898	421,075
GoodRx Holdings, Inc. Class A (a)	38,933	186,489
HealthStream, Inc.	10,255	268,271
Phreesia, Inc. (a)	23,408	631,080
Schrodinger, Inc. (a)	27,630	561,718
Simulations Plus, Inc. (a)	7,113	92,611
Teladoc Health, Inc. (a)	75,458	544,052
Veeva Systems, Inc. Class A (a)	65,920	18,734,464
Waystar Holding Corp. (a)	29,218	1,080,481
TOTAL HEALTH CARE TECHNOLOGY		26,067,097
LIFE SCIENCES TOOLS & SERVICES – 9.5%
Life Sciences Tools & Services – 9.5%
10X Genomics, Inc. Class A (a)	42,802	575,687
Adaptive Biotechnologies Corp. (a)	43,677	447,252
Agilent Technologies, Inc.	121,622	13,963,422
Avantor, Inc. (a)	291,034	3,911,497
Azenta, Inc. (a)	17,470	571,269
BioLife Solutions, Inc. (a)	15,969	339,501
Bio-Rad Laboratories, Inc. Class A (a)	8,294	2,006,733
Bio-Techne Corp.	67,556	3,697,340
Bruker Corp.	45,471	1,747,451
Charles River Laboratories International, Inc. (a)	20,930	3,550,565
Cytek Biosciences, Inc. (a)	48,858	175,889
Danaher Corp.	274,619	54,143,882

See accompanying notes which are an integral part of the financial statements.
Annual Report	26

Common Stocks – continued
	Shares	Value
LIFE SCIENCES TOOLS & SERVICES – continued
Life Sciences Tools & Services – continued
Fortrea Holdings, Inc. (a)	36,900	$211,806
Illumina, Inc. (a)	67,533	6,936,314
IQVIA Holdings, Inc. (a)	75,261	13,988,009
Medpace Holdings, Inc. (a)	10,943	4,674,850
Mesa Laboratories, Inc.	2,365	180,875
Mettler-Toledo International, Inc. (a)	8,879	10,953,845
OmniAb, Inc. (a)(b)	3,335	1,334
OmniAb, Inc. (a)(b)	3,335	1,067
Repligen Corp. (a)	22,815	2,670,952
Revvity, Inc.	51,206	4,501,007
Sotera Health Co. (a)	65,933	757,570
Standard BioTools, Inc. (a)	110,312	146,715
Tempus AI, Inc. (a)	32,215	1,823,047
Thermo Fisher Scientific, Inc.	160,998	75,295,545
Waters Corp. (a)	25,373	7,326,708
West Pharmaceutical Services, Inc.	30,840	7,378,778
TOTAL LIFE SCIENCES TOOLS & SERVICES		221,978,910
PHARMACEUTICALS – 28.3%
Pharmaceuticals – 28.3%
Amneal Pharmaceuticals, Inc. (a)	66,790	522,298
Amphastar Pharmaceuticals, Inc. (a)	16,328	342,072
ANI Pharmaceuticals, Inc. (a)	7,277	460,998
Arvinas, Inc. (a)	20,156	149,961
Avadel Pharmaceuticals PLC (a)	36,642	385,107
Axsome Therapeutics, Inc. (a)	14,553	1,475,383
Bristol-Myers Squibb Co.	867,810	37,584,851
Collegium Pharmaceutical, Inc. (a)	13,675	408,335
Corcept Therapeutics, Inc. (a)	40,616	2,728,177
CorMedix, Inc. (a)	31,652	369,379
Edgewise Therapeutics, Inc. (a)	20,003	285,243
Elanco Animal Health, Inc. (a)	211,339	2,891,117
Eli Lilly & Co.	343,663	254,334,676
Enliven Therapeutics, Inc. (a)	13,796	259,503
Evolus, Inc. (a)	19,932	177,793
Harmony Biosciences Holdings, Inc. (a)	18,167	639,115
Harrow, Inc. (a)	13,635	433,048
Indivior PLC (a)	41,720	842,744
Innoviva, Inc. (a)	25,411	461,718
Jazz Pharmaceuticals PLC (a)	24,613	2,821,388
Johnson & Johnson	1,027,781	169,316,642

	Shares	Value

LENZ Therapeutics, Inc. (a)	4,347	$129,410
Ligand Pharmaceuticals, Inc. (a)	8,301	1,092,246
Liquidia Corp. (a)	27,268	509,639
Merck & Co., Inc.	1,073,222	83,840,103
Mind Medicine MindMed, Inc. (a)	26,309	239,149
Nuvation Bio, Inc. (a)	91,790	216,624
Ocular Therapeutix, Inc. (a)	44,060	510,215
Organon & Co.	110,124	1,068,203
Pacira BioSciences, Inc. (a)	19,271	406,425
Perrigo Co. PLC	58,432	1,558,381
Pfizer, Inc.	2,418,827	56,334,481
Phibro Animal Health Corp. Class A	8,686	230,179
Prestige Consumer Healthcare, Inc. (a)	21,009	1,553,616
Royalty Pharma PLC Class A	157,029	5,778,667
SIGA Technologies, Inc.	18,995	125,557
Supernus Pharmaceuticals, Inc. (a)	24,162	848,086
Tarsus Pharmaceuticals, Inc. (a)	14,184	550,623
Tilray Brands, Inc. (a)	462,069	268,416
Viatris, Inc.	508,615	4,445,295
WaVe Life Sciences Ltd. (a)	45,958	372,260
Zoetis, Inc.	190,241	27,735,235
TOTAL PHARMACEUTICALS		664,702,358
TOTAL COMMON STOCKS (Cost $2,089,347,643)		2,340,961,110
Money Market Fund – 0.1%

State Street Institutional Treasury Plus Money Market Fund, Trust Class, 4.18% (c) (Cost $2,674,000)	2,674,000	2,674,000
TOTAL INVESTMENT IN SECURITIES – 99.9% (Cost $2,092,021,643)		2,343,635,110
NET OTHER ASSETS (LIABILITIES) – 0.1%		3,371,608
NET ASSETS – 100.0%		$2,347,006,718

Legend
(a)	Non-income producing.
(b)	Level 3 security.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.
See accompanying notes which are an integral part of the financial statements.
27	Annual Report

Fidelity® MSCI Health Care Index ETF
Schedule of Investments–continued
Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
CME E-mini Health Care Select Sector Index Contracts (United States)	38	September 2025	5,023,980	(171,228)	(171,228)
CME E-mini Russell 2000 Index Contracts (United States)	4	September 2025	444,040	(3,526)	(3,526)
Total Equity Index Contracts					$(174,754)
The notional amount of futures purchased as a percentage of Net Assets is 0.2%
Investment Valuation
The following is a summary of the inputs used, as of July 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$2,340,961,110	$2,340,956,455	$—	$4,655
Money Market Funds	2,674,000	2,674,000	—	—
Total Investments in Securities:	$2,343,635,110	$2,343,630,455	$—	$4,655
Derivative Instruments:
Liabilities
Futures Contracts	$(174,754)	$(174,754)	$—	$—
Total Liabilities	$(174,754)	$(174,754)	$—	$—
Total Derivative Instruments:	$(174,754)	$(174,754)	$—	$—
Value of Derivative Instruments
The following table is a summary of the Fund’s value of derivative instruments by primary risk exposure as of July 31, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.
Primary Risk/ Derivative Type	Value
	Asset	Liabilities
Equity Risk
Futures Contracts(a)	$0	$(174,754)
Total Equity Risk	0	(174,754)
Total Value of Derivatives	$0	$(174,754)

(a)	Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in total accumulated earnings (loss).
See accompanying notes which are an integral part of the financial statements.
Annual Report	28

Fidelity® MSCI Industrials Index ETF
Schedule of Investments July 31, 2025
Showing Percentage of Net Assets
Common Stocks – 99.9%
	Shares	Value
AEROSPACE & DEFENSE – 22.9%
Aerospace & Defense – 22.9%
AAR Corp. (a)	8,911	$665,741
AeroVironment, Inc. (a)	7,898	2,113,821
Archer Aviation, Inc. Class A (a)	134,613	1,350,168
Astronics Corp. (a)	6,646	240,054
ATI, Inc. (a)	34,858	2,681,974
Axon Enterprise, Inc. (a)	18,016	13,610,908
Boeing Co. (a)	186,215	41,309,936
BWX Technologies, Inc.	22,655	3,441,974
Cadre Holdings, Inc.	7,001	231,523
Curtiss-Wright Corp.	9,330	4,573,753
Ducommun, Inc. (a)	3,486	317,156
Eve Holding, Inc. (a)	14,663	95,309
General Dynamics Corp.	56,459	17,593,189
General Electric Co.	263,967	71,556,174
HEICO Corp.	10,922	3,569,310
HEICO Corp. Class A	18,725	4,832,735
Hexcel Corp.	19,947	1,195,025
Howmet Aerospace, Inc.	95,227	17,118,958
Huntington Ingalls Industries, Inc.	9,711	2,708,009
Intuitive Machines, Inc. (a)	25,743	287,292
Karman Holdings, Inc. (a)	13,082	676,339
Kratos Defense & Security Solutions, Inc. (a)	37,887	2,223,967
L3Harris Technologies, Inc.	46,458	12,767,588
Leonardo DRS, Inc.	19,533	812,573
Loar Holdings, Inc. (a)	8,093	598,154
Lockheed Martin Corp.	52,250	21,996,205
Mercury Systems, Inc. (a)	12,505	657,638
Moog, Inc. Class A	7,007	1,356,415
National Presto Industries, Inc.	1,401	135,126
Northrop Grumman Corp.	33,890	19,541,313
Redwire Corp. (a)	12,297	175,724
Rocket Lab Corp. (a)	95,275	4,375,028
RTX Corp.	330,421	52,064,437
Spirit AeroSystems Holdings, Inc. Class A (a)	29,141	1,148,155
StandardAero, Inc. (a)	28,725	820,099
Textron, Inc.	44,890	3,491,095
TransDigm Group, Inc.	13,882	22,328,642
V2X, Inc. (a)	4,279	202,739
Woodward, Inc.	14,680	3,773,934
TOTAL AEROSPACE & DEFENSE		338,638,180
AIR FREIGHT & LOGISTICS – 2.5%
Air Freight & Logistics – 2.5%
CH Robinson Worldwide, Inc.	29,259	3,374,148
Expeditors International of Washington, Inc.	34,043	3,957,158
FedEx Corp.	56,335	12,590,309

	Shares	Value

Forward Air Corp. (a)	5,241	$159,274
GXO Logistics, Inc. (a)	29,756	1,479,171
Hub Group, Inc. Class A	15,203	532,409
United Parcel Service, Inc. Class B	181,530	15,640,625
TOTAL AIR FREIGHT & LOGISTICS		37,733,094
BUILDING PRODUCTS – 6.7%
Building Products – 6.7%
A.O. Smith Corp.	29,080	2,058,573
AAON, Inc.	17,081	1,426,263
Advanced Drainage Systems, Inc.	18,230	2,091,892
Allegion PLC	21,366	3,545,047
American Woodmark Corp. (a)	3,779	198,813
Apogee Enterprises, Inc.	5,445	228,636
Armstrong World Industries, Inc.	10,738	2,020,569
AZZ, Inc.	7,099	777,340
Builders FirstSource, Inc. (a)	28,109	3,573,497
Carlisle Cos., Inc.	10,915	3,871,660
Carrier Global Corp.	192,448	13,205,782
CSW Industrials, Inc.	4,152	1,077,361
Fortune Brands Innovations, Inc.	29,959	1,633,964
Gibraltar Industries, Inc. (a)	7,481	493,970
Griffon Corp.	9,426	766,051
Hayward Holdings, Inc. (a)	50,762	780,720
Insteel Industries, Inc.	4,814	173,785
Janus International Group, Inc. (a)	34,740	297,722
JELD-WEN Holding, Inc. (a)	21,327	95,972
Johnson Controls International PLC	163,379	17,154,795
Lennox International, Inc.	7,899	4,810,491
Masco Corp.	52,311	3,563,948
Masterbrand, Inc. (a)	31,345	345,735
Owens Corning	21,229	2,959,959
Quanex Building Products Corp.	10,537	205,261
Resideo Technologies, Inc. (a)	36,686	1,001,528
Simpson Manufacturing Co., Inc.	10,418	1,869,302
Trane Technologies PLC	55,509	24,317,383
Trex Co., Inc. (a)	26,633	1,710,904
UFP Industries, Inc.	15,099	1,479,702
Zurn Elkay Water Solutions Corp.	37,547	1,661,455
TOTAL BUILDING PRODUCTS		99,398,080
COMMERCIAL SERVICES & SUPPLIES – 7.2%
Commercial Printing – 0.1%
Brady Corp. Class A	11,052	779,940
Cimpress PLC (a)	4,100	226,771
Deluxe Corp.	11,138	179,322
Ennis, Inc.	6,657	118,494
		1,304,527
Diversified Support Services – 2.3%
ACV Auctions, Inc. Class A (a)	40,028	568,798
Cintas Corp.	89,941	20,016,369

See accompanying notes which are an integral part of the financial statements.
29	Annual Report

Fidelity® MSCI Industrials Index ETF
Schedule of Investments–continued
Common Stocks – continued
	Shares	Value
COMMERCIAL SERVICES & SUPPLIES – continued
Diversified Support Services – continued
Copart, Inc. (a)	227,145	$10,296,483
Driven Brands Holdings, Inc. (a)	16,768	283,379
Healthcare Services Group, Inc. (a)	18,115	235,676
Liquidity Services, Inc. (a)	6,397	152,760
OPENLANE, Inc. (a)	26,898	662,767
UniFirst Corp.	3,752	641,705
Vestis Corp.	29,368	177,970
VSE Corp.	4,881	764,072
		33,799,979
Environmental & Facilities Services – 4.5%
ABM Industries, Inc.	15,445	712,478
BrightView Holdings, Inc. (a)	17,726	282,730
Casella Waste Systems, Inc. Class A (a)	15,426	1,677,269
CECO Environmental Corp. (a)	7,781	349,756
Clean Harbors, Inc. (a)	12,688	2,991,957
Enviri Corp. (a)	19,767	177,903
Montrose Environmental Group, Inc. (a)	8,028	182,155
Republic Services, Inc.	54,134	12,486,007
Rollins, Inc.	72,085	4,128,308
Tetra Tech, Inc.	63,243	2,323,548
Veralto Corp.	61,389	6,435,409
Waste Connections, Inc.	64,000	11,946,880
Waste Management, Inc.	99,574	22,818,378
		66,512,778
Office Services & Supplies – 0.2%
HNI Corp.	11,586	595,984
Interface, Inc.	14,714	303,403
MillerKnoll, Inc.	17,039	323,400
MSA Safety, Inc.	9,232	1,642,096
Pitney Bowes, Inc.	18,240	207,206
Steelcase, Inc. Class A	21,490	221,992
		3,294,081
Security & Alarm Services – 0.1%
Brink's Co.	10,721	936,372
CoreCivic, Inc. (a)	27,286	546,811
GEO Group, Inc. (a)	35,304	915,080
		2,398,263
TOTAL COMMERCIAL SERVICES & SUPPLIES		107,309,628
CONSTRUCTION & ENGINEERING – 3.8%
Construction & Engineering – 3.8%
AECOM	32,795	3,697,308
Ameresco, Inc. Class A (a)	8,075	136,629
API Group Corp. (a)	76,912	2,774,216
Arcosa, Inc.	12,079	1,037,345
Argan, Inc.	3,339	817,988
Centuri Holdings, Inc. (a)	8,750	190,750

	Shares	Value

Comfort Systems USA, Inc.	8,748	$6,152,468
Construction Partners, Inc. Class A (a)	11,698	1,179,743
Dycom Industries, Inc. (a)	7,205	1,936,776
EMCOR Group, Inc.	11,264	7,068,047
Everus Construction Group, Inc. (a)	11,956	887,853
Fluor Corp. (a)	41,529	2,357,601
Granite Construction, Inc.	10,761	1,016,592
Great Lakes Dredge & Dock Corp. (a)	16,901	187,263
IES Holdings, Inc. (a)	2,246	792,995
Limbach Holdings, Inc. (a)	2,497	342,089
MasTec, Inc. (a)	15,693	2,969,273
MYR Group, Inc. (a)	4,023	778,451
Primoris Services Corp.	13,287	1,251,237
Quanta Services, Inc.	36,677	14,895,630
Sterling Infrastructure, Inc. (a)	7,505	2,008,263
Tutor Perini Corp. (a)	11,266	542,458
Valmont Industries, Inc.	4,956	1,803,736
WillScot Holdings Corp.	45,497	1,335,337
TOTAL CONSTRUCTION & ENGINEERING		56,160,048
ELECTRICAL EQUIPMENT – 11.2%
Electrical Components & Equipment – 7.9%
Acuity, Inc.	7,654	2,383,073
American Superconductor Corp. (a)	10,781	612,900
AMETEK, Inc.	57,108	10,556,414
Array Technologies, Inc. (a)	37,276	242,294
Atkore, Inc.	8,549	658,444
Eaton Corp. PLC	96,960	37,302,451
Emerson Electric Co.	139,559	20,307,230
EnerSys	9,794	904,672
Enovix Corp. (a)	40,997	549,360
Eos Energy Enterprises, Inc. (a)	56,005	319,229
Fluence Energy, Inc. (a)	19,282	156,570
Generac Holdings, Inc. (a)	14,754	2,872,456
Hubbell, Inc.	13,259	5,800,547
LSI Industries, Inc.	6,857	125,483
NEXTracker, Inc. Class A (a)	35,485	2,067,356
nVent Electric PLC	40,784	3,198,281
Plug Power, Inc. (a)	213,621	320,432
Powell Industries, Inc.	2,417	573,071
Preformed Line Products Co.	613	94,604
Regal Rexnord Corp.	16,389	2,505,550
Rockwell Automation, Inc.	27,985	9,842,604
Sensata Technologies Holding PLC	37,278	1,146,671
Shoals Technologies Group, Inc. Class A (a)	41,752	225,043
Sunrun, Inc. (a)	54,718	561,407
Thermon Group Holdings, Inc. (a)	8,527	241,144
Vertiv Holdings Co. Class A	89,528	13,035,277

See accompanying notes which are an integral part of the financial statements.
Annual Report	30

Common Stocks – continued
	Shares	Value
ELECTRICAL EQUIPMENT – continued
Electrical Components & Equipment – continued
Vicor Corp. (a)	6,201	$275,572
		116,878,135
Heavy Electrical Equipment – 3.3%
Bloom Energy Corp. Class A (a)	51,272	1,917,060
GE Vernova, Inc.	67,650	44,668,618
NANO Nuclear Energy, Inc. (a)	7,156	253,537
NuScale Power Corp. (a)	29,584	1,485,413
		48,324,628
TOTAL ELECTRICAL EQUIPMENT		165,202,763
GROUND TRANSPORTATION – 8.9%
Cargo Ground Transportation – 1.6%
ArcBest Corp.	5,830	426,348
Covenant Logistics Group, Inc.	3,899	94,161
Heartland Express, Inc.	12,438	97,265
JB Hunt Transport Services, Inc.	19,846	2,858,816
Knight-Swift Transportation Holdings, Inc.	40,116	1,704,930
Landstar System, Inc.	8,623	1,150,050
Marten Transport Ltd.	15,769	191,751
Old Dominion Freight Line, Inc.	47,342	7,065,794
RXO, Inc. (a)	26,968	416,656
Ryder System, Inc.	10,317	1,833,434
Saia, Inc. (a)	6,584	1,989,948
Schneider National, Inc. Class B	13,747	336,114
U-Haul Holding Co.	23,944	1,245,088
Universal Logistics Holdings, Inc.	1,968	47,094
Werner Enterprises, Inc.	15,279	423,534
XPO, Inc. (a)	29,111	3,501,762
		23,382,745
Passenger Ground Transportation – 2.9%
Avis Budget Group, Inc. (a)	4,338	738,501
Hertz Global Holdings, Inc. (a)	30,249	193,896
Lyft, Inc. Class A (a)	101,779	1,431,013
Uber Technologies, Inc. (a)	465,809	40,874,740
		43,238,150
Rail Transportation – 4.4%
CSX Corp.	468,901	16,664,741
FTAI Infrastructure, Inc.	27,321	171,303
Norfolk Southern Corp.	55,992	15,565,776
Union Pacific Corp.	148,326	32,923,922
		65,325,742
TOTAL GROUND TRANSPORTATION		131,946,637
HOUSEHOLD DURABLES – 0.0%
Household Appliances – 0.0%
Worthington Enterprises, Inc.	8,030	497,619

	Shares	Value
INDUSTRIAL CONGLOMERATES – 3.8%
Industrial Conglomerates – 3.8%
3M Co.	133,477	$19,917,438
Honeywell International, Inc.	160,564	35,701,405
TOTAL INDUSTRIAL CONGLOMERATES		55,618,843
MACHINERY – 18.6%
Agricultural & Farm Machinery – 2.8%
AGCO Corp.	15,753	1,858,381
Alamo Group, Inc.	2,541	565,576
CNH Industrial NV	216,467	2,805,412
Deere & Co.	63,814	33,462,147
Lindsay Corp.	2,660	363,117
Titan International, Inc. (a)	12,845	108,669
Toro Co.	24,671	1,831,822
		40,995,124
Construction Machinery & Heavy Transportation Equipment – 6.4%
Allison Transmission Holdings, Inc.	21,133	1,903,449
Astec Industries, Inc.	5,057	200,561
Atmus Filtration Technologies, Inc.	20,318	790,573
Blue Bird Corp. (a)	7,940	355,633
Caterpillar, Inc.	118,285	51,811,196
Cummins, Inc.	34,089	12,531,798
Douglas Dynamics, Inc.	5,552	158,787
Federal Signal Corp.	15,140	1,916,270
Greenbrier Cos., Inc.	7,746	352,443
Miller Industries, Inc.	2,846	115,974
Oshkosh Corp.	16,008	2,025,492
PACCAR, Inc.	129,916	12,830,504
REV Group, Inc.	12,181	603,569
Terex Corp.	16,557	842,089
Trinity Industries, Inc.	20,288	472,710
Wabash National Corp.	11,197	111,522
Westinghouse Air Brake Technologies Corp.	42,311	8,125,828
		95,148,398
Industrial Machinery & Supplies & Components – 9.4%
Albany International Corp. Class A	7,538	408,484
Chart Industries, Inc. (a)	11,105	2,208,007
Crane Co.	12,078	2,364,510
Donaldson Co., Inc.	29,612	2,131,176
Dover Corp.	33,922	6,144,631
Energy Recovery, Inc. (a)	13,990	188,166
Enerpac Tool Group Corp.	13,588	523,274
Enpro, Inc.	5,244	1,113,878
Esab Corp.	14,240	1,910,581
ESCO Technologies, Inc.	6,379	1,235,612
Flowserve Corp.	32,539	1,823,486
Fortive Corp.	84,218	4,036,569
Franklin Electric Co., Inc.	9,604	902,296
Gates Industrial Corp. PLC (a)	63,371	1,571,601
See accompanying notes which are an integral part of the financial statements.
31	Annual Report

Fidelity® MSCI Industrials Index ETF
Schedule of Investments–continued
Common Stocks – continued
	Shares	Value
MACHINERY – continued
Industrial Machinery & Supplies & Components – continued
Gorman-Rupp Co.	4,728	$194,605
Graco, Inc.	41,639	3,496,843
Helios Technologies, Inc.	8,348	306,288
Hillenbrand, Inc.	17,345	359,215
Hillman Solutions Corp. (a)	48,457	382,326
Hyster-Yale, Inc.	2,121	89,103
IDEX Corp.	18,669	3,052,568
Illinois Tool Works, Inc.	68,996	17,660,906
Ingersoll Rand, Inc.	99,758	8,442,520
ITT, Inc.	20,042	3,406,338
JBT Marel Corp.	12,845	1,770,041
Kadant, Inc.	2,909	968,028
Kennametal, Inc.	17,999	445,655
Lincoln Electric Holdings, Inc.	13,897	3,383,920
Middleby Corp. (a)	13,246	1,923,319
Mueller Industries, Inc.	26,633	2,273,659
Mueller Water Products, Inc. Class A	38,711	958,484
Nordson Corp.	13,384	2,866,987
Otis Worldwide Corp.	97,914	8,390,251
Parker-Hannifin Corp.	31,867	23,323,457
Pentair PLC	40,830	4,172,826
Proto Labs, Inc. (a)	6,026	259,841
RBC Bearings, Inc. (a)	7,386	2,860,893
Snap-on, Inc.	12,974	4,167,119
SPX Technologies, Inc. (a)	11,558	2,108,064
Standex International Corp.	2,922	481,370
Stanley Black & Decker, Inc.	38,197	2,584,027
Symbotic, Inc. (a)	11,974	645,997
Tennant Co.	4,417	364,579
Timken Co.	16,544	1,258,833
Watts Water Technologies, Inc. Class A	6,776	1,777,480
Xylem, Inc.	60,226	8,709,884
		139,647,697
TOTAL MACHINERY		275,791,219
MARINE TRANSPORTATION – 0.1%
Marine Transportation – 0.1%
Genco Shipping & Trading Ltd.	10,301	164,095
Kirby Corp. (a)	3,551	338,446
Matson, Inc.	2,108	225,092
TOTAL MARINE TRANSPORTATION		727,633
PASSENGER AIRLINES – 0.4%
Passenger Airlines – 0.4%
Alaska Air Group, Inc. (a)	7,728	409,275
Allegiant Travel Co. (a)	1,142	58,973
American Airlines Group, Inc. (a)	40,321	463,288

	Shares	Value

Delta Air Lines, Inc.	40,340	$2,146,491
Frontier Group Holdings, Inc. (a)	13,875	60,773
JetBlue Airways Corp. (a)	21,506	95,487
Joby Aviation, Inc. (a)	48,677	810,959
SkyWest, Inc. (a)	2,521	292,335
United Airlines Holdings, Inc. (a)	20,249	1,788,189
TOTAL PASSENGER AIRLINES		6,125,770
PROFESSIONAL SERVICES – 8.4%
Data Processing & Outsourced Services – 1.3%
Broadridge Financial Solutions, Inc.	28,960	7,167,890
Concentrix Corp.	9,442	490,701
CSG Systems International, Inc.	7,088	442,716
ExlService Holdings, Inc. (a)	40,115	1,742,194
Genpact Ltd.	41,055	1,808,473
Maximus, Inc.	13,989	1,033,228
SS&C Technologies Holdings, Inc.	54,907	4,693,450
TaskUS, Inc. Class A (a)	4,413	75,374
Verra Mobility Corp. (a)	39,402	995,295
WNS Holdings Ltd. (a)	10,285	769,215
		19,218,536
Human Resource & Employment Services – 3.8%
Alight, Inc. Class A	106,405	570,331
Automatic Data Processing, Inc.	100,697	31,165,722
Barrett Business Services, Inc.	6,419	295,081
Dayforce, Inc. (a)	39,114	2,255,704
First Advantage Corp. (a)	19,849	343,189
Heidrick & Struggles International, Inc.	5,056	225,144
Insperity, Inc.	8,712	519,061
Kforce, Inc.	4,867	169,615
Korn Ferry	12,810	907,845
ManpowerGroup, Inc.	11,556	476,685
Paychex, Inc.	80,228	11,579,307
Paycom Software, Inc.	12,869	2,979,688
Paylocity Holding Corp. (a)	11,082	2,048,840
Robert Half, Inc.	25,328	934,857
TriNet Group, Inc.	7,774	527,155
Upwork, Inc. (a)	31,968	382,337
		55,380,561
Research & Consulting Services – 3.3%
Acuren Corp. (a)	13,513	149,859
Amentum Holdings, Inc. (a)	39,082	975,878
Booz Allen Hamilton Holding Corp.	31,301	3,359,536
CACI International, Inc. Class A (a)	5,556	2,558,927
CBIZ, Inc. (a)	12,689	775,552
Clarivate PLC (a)	77,710	299,184
CRA International, Inc.	1,697	299,792
Dun & Bradstreet Holdings, Inc.	76,110	692,601
Equifax, Inc.	30,887	7,419,984
Exponent, Inc.	12,690	875,102

See accompanying notes which are an integral part of the financial statements.
Annual Report	32

Common Stocks – continued
	Shares	Value
PROFESSIONAL SERVICES – continued
Research & Consulting Services – continued
FTI Consulting, Inc. (a)	8,920	$1,483,842
Huron Consulting Group, Inc. (a)	4,446	587,228
ICF International, Inc.	4,509	378,260
Innodata, Inc. (a)	7,767	426,408
Jacobs Solutions, Inc.	30,285	4,296,533
KBR, Inc.	32,064	1,498,671
Legalzoom.com, Inc. (a)	25,534	229,551
Leidos Holdings, Inc.	30,146	4,812,809
NV5 Global, Inc. (a)	14,736	330,823
Parsons Corp. (a)	12,005	890,771
Planet Labs PBC (a)	51,929	324,556
Science Applications International Corp.	11,798	1,315,241
TransUnion	48,296	4,597,296
UL Solutions, Inc. Class A	15,295	1,118,370
Verisk Analytics, Inc.	34,635	9,653,121
		49,349,895
TOTAL PROFESSIONAL SERVICES		123,948,992
TRADING COMPANIES & DISTRIBUTORS – 5.4%
Trading Companies & Distributors – 5.4%
Air Lease Corp.	26,178	1,450,261
Applied Industrial Technologies, Inc.	9,531	2,587,667
BlueLinx Holdings, Inc. (a)	1,994	146,100
Boise Cascade Co.	9,461	792,926
Core & Main, Inc. Class A (a)	47,066	2,995,280
Custom Truck One Source, Inc. (a)	18,145	112,318
Distribution Solutions Group, Inc. (a)	2,879	86,284
DNOW, Inc. (a)	26,896	418,502
DXP Enterprises, Inc. (a)	3,323	376,363
Fastenal Co.	283,847	13,093,862
Ferguson Enterprises, Inc.	49,176	10,982,476
FTAI Aviation Ltd.	25,381	3,492,679
GATX Corp.	8,379	1,279,390
Global Industrial Co.	4,703	160,184
GMS, Inc. (a)	9,494	1,040,922

	Shares	Value

Herc Holdings, Inc.	7,847	$916,608
McGrath RentCorp	6,127	764,588
MRC Global, Inc. (a)	21,487	315,429
MSC Industrial Direct Co., Inc. Class A	11,081	959,836
NPK International, Inc. (a)	20,321	183,295
QXO, Inc. (a)	133,021	2,668,401
Rush Enterprises, Inc. Class A	15,406	834,081
Rush Enterprises, Inc. Class B	1,926	104,601
SiteOne Landscape Supply, Inc. (a)	11,107	1,530,878
Transcat, Inc. (a)	2,262	172,885
United Rentals, Inc.	16,170	14,277,140
Watsco, Inc.	8,599	3,877,117
WESCO International, Inc.	12,078	2,499,663
Willis Lease Finance Corp.	653	92,452
WW Grainger, Inc.	11,327	11,774,870
Xometry, Inc. Class A (a)	10,788	348,884
TOTAL TRADING COMPANIES & DISTRIBUTORS		80,335,942
TOTAL COMMON STOCKS (Cost $1,082,004,085)		1,479,434,448
Money Market Fund – 0.1%

State Street Institutional Treasury Plus Money Market Fund, Trust Class, 4.18% (b) (Cost $1,830,000)	1,830,000	1,830,000
TOTAL INVESTMENT IN SECURITIES – 100.0% (Cost $1,083,834,085)		1,481,264,448
NET OTHER ASSETS (LIABILITIES) – 0.0%		723,155
NET ASSETS – 100.0%		$1,481,987,603

Legend
(a)	Non-income producing.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.
Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
CME E-mini Industrial Select Sector Index Contracts (United States)	14	September 2025	2,156,000	$ 84,144	$ 84,144
CME E-mini Russell 2000 Index Contracts (United States)	2	September 2025	222,020	(1,524)	(1,524)
Total Equity Index Contracts					$82,620
See accompanying notes which are an integral part of the financial statements.
33	Annual Report

Fidelity® MSCI Industrials Index ETF
Schedule of Investments–continued
The notional amount of futures purchased as a percentage of Net Assets is 0.2%
Investment Valuation
The following is a summary of the inputs used, as of July 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$1,479,434,448	$1,479,434,448	$—	$—
Money Market Funds	1,830,000	1,830,000	—	—
Total Investments in Securities:	$1,481,264,448	$1,481,264,448	$—	$—
Derivative Instruments:
Assets
Futures Contracts	$84,144	$84,144	$—	$—
Total Assets	$84,144	$84,144	$—	$—
Liabilities
Futures Contracts	$(1,524)	$(1,524)	$—	$—
Total Liabilities	$(1,524)	$(1,524)	$—	$—
Total Derivative Instruments:	$82,620	$82,620	$—	$—
Value of Derivative Instruments
The following table is a summary of the Fund’s value of derivative instruments by primary risk exposure as of July 31, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.
Primary Risk/ Derivative Type	Value
	Asset	Liabilities
Equity Risk
Futures Contracts(a)	$84,144	$(1,524)
Total Equity Risk	84,144	(1,524)
Total Value of Derivatives	$84,144	$(1,524)

(a)	Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in total accumulated earnings (loss).
See accompanying notes which are an integral part of the financial statements.
Annual Report	34

Fidelity® MSCI Information Technology Index ETF
Schedule of Investments July 31, 2025
Showing Percentage of Net Assets
Common Stocks – 99.8%
	Shares	Value
COMMUNICATIONS EQUIPMENT – 3.5%
Communications Equipment – 3.5%
ADTRAN Holdings, Inc. (a)	220,737	$2,050,647
Applied Optoelectronics, Inc. (a)	146,431	3,348,877
Arista Networks, Inc. (a)	917,235	113,021,697
Calix, Inc. (a)	191,590	10,861,237
Ciena Corp. (a)	224,062	20,801,916
Cisco Systems, Inc.	3,251,248	221,344,964
CommScope Holding Co., Inc. (a)	631,087	5,174,913
Digi International, Inc. (a)	110,759	3,611,851
Extreme Networks, Inc. (a)	399,989	7,063,806
F5, Inc. (a)	78,585	24,630,111
Harmonic, Inc. (a)	359,069	3,055,677
Lumentum Holdings, Inc. (a)	160,335	17,649,677
Motorola Solutions, Inc.	148,271	65,088,003
NETGEAR, Inc. (a)	83,821	1,948,838
NetScout Systems, Inc. (a)	218,441	4,679,006
Ribbon Communications, Inc. (a)	307,947	1,157,881
Viasat, Inc. (a)	316,841	5,205,698
Viavi Solutions, Inc. (a)	693,805	6,972,740
TOTAL COMMUNICATIONS EQUIPMENT		517,667,539
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS – 5.3%
Electronic Components – 1.6%
Amphenol Corp. Class A	1,051,370	111,981,419
Bel Fuse, Inc. Class B	32,020	4,163,881
Belden, Inc.	108,650	13,434,572
Coherent Corp. (a)	212,090	22,820,884
Corning, Inc.	824,759	52,157,759
Knowles Corp. (a)	268,329	5,449,762
Littelfuse, Inc.	54,073	13,914,605
Rogers Corp. (a)	51,484	3,376,321
Vishay Intertechnology, Inc.	346,675	5,682,003
		232,981,206
Electronic Equipment & Instruments – 1.8%
Advanced Energy Industries, Inc.	103,586	14,390,167
Arlo Technologies, Inc. (a)	314,243	5,090,737
Badger Meter, Inc.	62,304	11,760,503
Cognex Corp.	387,459	15,796,703
Crane NXT Co.	149,472	8,869,668
Daktronics, Inc. (a)	128,246	2,080,150
Evolv Technologies Holdings, Inc. (a)	314,207	2,059,627
Itron, Inc. (a)	112,955	14,067,416
Keysight Technologies, Inc. (a)	189,397	31,044,062
Mirion Technologies, Inc. (a)	591,064	13,210,280
Napco Security Technologies, Inc.	115,066	3,512,965
Novanta, Inc. (a)	90,692	11,156,930
OSI Systems, Inc. (a)	48,445	10,706,829
PAR Technology Corp. (a)	124,097	7,542,616
Powerfleet, Inc. NJ (a)	365,812	1,485,197
Ralliant Corp. (a)	254,601	11,640,358

	Shares	Value

Teledyne Technologies, Inc. (a)	55,484	$30,572,794
Trimble, Inc. (a)	318,312	26,703,194
Vontier Corp.	351,660	14,583,340
Zebra Technologies Corp. Class A (a)	65,253	22,122,072
		258,395,608
Electronic Manufacturing Services – 1.3%
Benchmark Electronics, Inc.	113,227	4,359,240
CTS Corp.	88,769	3,478,857
Fabrinet (a)	57,815	18,716,450
Flex Ltd. (a)	539,883	26,923,965
IPG Photonics Corp. (a)	78,426	5,873,323
Jabil, Inc.	146,612	32,719,400
Plexus Corp. (a)	80,887	10,313,093
Sanmina Corp. (a)	153,469	17,808,543
TE Connectivity PLC	290,162	59,700,831
TTM Technologies, Inc. (a)	313,290	14,802,952
		194,696,654
Technology Distributors – 0.6%
Arrow Electronics, Inc. (a)	103,140	11,964,240
Avnet, Inc.	216,990	11,487,451
CDW Corp.	145,273	25,332,706
ePlus, Inc. (a)	82,979	5,375,380
Insight Enterprises, Inc. (a)	79,776	9,459,838
PC Connection, Inc.	40,562	2,498,213
ScanSource, Inc. (a)	68,394	2,656,423
TD SYNNEX Corp.	127,161	18,360,777
		87,135,028
TOTAL ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS		773,208,496
FINANCIAL SERVICES – 0.0%
Transaction & Payment Processing Services – 0.0%
I3 Verticals, Inc. Class A (a)	68,269	1,910,167
IT SERVICES – 4.9%
Human Resource & Employment Services – 0.0%
ASGN, Inc. (a)	134,704	6,754,059
Internet Services & Infrastructure – 1.9%
Akamai Technologies, Inc. (a)	211,451	16,135,826
Applied Digital Corp. (a)	551,457	7,246,145
Cloudflare, Inc. Class A (a)	297,938	61,875,764
Couchbase, Inc. (a)	114,041	2,766,635
DigitalOcean Holdings, Inc. (a)	197,699	5,507,894
Fastly, Inc. Class A (a)	400,184	2,717,249
GoDaddy, Inc. Class A (a)	158,135	25,551,453
MongoDB, Inc. (a)	100,401	23,884,394
Okta, Inc. (a)	207,913	20,333,891
Snowflake, Inc. Class A (a)	283,721	63,411,644
Twilio, Inc. Class A (a)	194,183	25,049,607

See accompanying notes which are an integral part of the financial statements.
35	Annual Report

Fidelity® MSCI Information Technology Index ETF
Schedule of Investments–continued
Common Stocks – continued
	Shares	Value
IT SERVICES – continued
Internet Services & Infrastructure – continued
VeriSign, Inc.	111,537	$29,988,953
		284,469,455
IT Consulting & Other Services – 3.0%
Accenture PLC Class A	509,607	136,116,030
BigBear.ai Holdings, Inc. (a)	886,525	5,629,434
Cognizant Technology Solutions Corp. Class A	492,098	35,312,952
DXC Technology Co. (a)	554,940	7,552,733
EPAM Systems, Inc. (a)	89,131	14,056,850
Gartner, Inc. (a)	78,386	26,545,419
Grid Dynamics Holdings, Inc. (a)	205,737	1,952,444
Hackett Group, Inc.	75,909	1,775,512
International Business Machines Corp.	755,320	191,209,258
Kyndryl Holdings, Inc. (a)	424,056	16,016,595
		436,167,227
TOTAL IT SERVICES		727,390,741
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 34.7%
Semiconductor Materials & Equipment – 3.1%
ACM Research, Inc. Class A (a)	160,429	4,870,625
Amkor Technology, Inc.	378,891	8,547,781
Applied Materials, Inc.	690,279	124,291,637
Axcelis Technologies, Inc. (a)	98,719	6,682,289
Cohu, Inc. (a)	144,357	2,578,216
Enphase Energy, Inc. (a)	308,636	9,987,461
Entegris, Inc.	212,234	16,651,880
FormFactor, Inc. (a)	236,410	6,716,408
Ichor Holdings Ltd. (a)	104,910	2,076,169
KLA Corp.	117,546	103,326,460
Kulicke & Soffa Industries, Inc.	167,733	5,494,933
Lam Research Corp.	1,119,202	106,145,118
MKS, Inc.	132,002	12,563,950
Onto Innovation, Inc. (a)	119,169	11,291,263
PDF Solutions, Inc. (a)	97,183	2,160,378
Photronics, Inc. (a)	198,234	4,036,044
SolarEdge Technologies, Inc. (a)	176,393	4,526,244
Teradyne, Inc.	211,373	22,707,801
Ultra Clean Holdings, Inc. (a)	138,226	3,112,850
Veeco Instruments, Inc. (a)	174,326	3,622,494
		461,390,001
Semiconductors – 31.6%
Advanced Micro Devices, Inc. (a)	1,321,665	233,022,756
Allegro MicroSystems, Inc. (a)	375,067	11,780,854
Alpha & Omega Semiconductor Ltd. (a)	75,660	1,927,060
Ambarella, Inc. (a)	123,641	8,171,434
Analog Devices, Inc.	423,011	95,020,961
Astera Labs, Inc. (a)	187,691	25,662,990

	Shares	Value

Broadcom, Inc.	2,367,043	$695,200,529
CEVA, Inc. (a)	74,874	1,600,057
Cirrus Logic, Inc. (a)	114,439	11,525,152
Credo Technology Group Holding Ltd. (a)	245,418	27,376,378
Diodes, Inc. (a)	141,985	7,009,799
First Solar, Inc. (a)	129,805	22,680,828
Impinj, Inc. (a)	78,418	12,121,854
Intel Corp.	3,693,386	73,129,043
Lattice Semiconductor Corp. (a)	261,431	13,027,107
MACOM Technology Solutions Holdings, Inc. (a)	118,064	16,191,297
Marvell Technology, Inc.	775,722	62,344,777
MaxLinear, Inc. (a)	244,209	3,863,386
Microchip Technology, Inc.	525,040	35,487,454
Micron Technology, Inc.	934,712	102,014,468
Monolithic Power Systems, Inc.	47,733	33,949,619
NVIDIA Corp.	15,139,666	2,692,892,391
NXP Semiconductors NV	230,350	49,241,920
ON Semiconductor Corp. (a)	478,021	26,941,264
Penguin Solutions, Inc. (a)	156,791	3,695,564
Power Integrations, Inc.	173,805	8,433,019
Qorvo, Inc. (a)	163,765	13,690,754
QUALCOMM, Inc.	921,860	135,292,174
Rambus, Inc. (a)	229,323	16,953,849
Rigetti Computing, Inc. (a)	872,276	12,648,002
Semtech Corp. (a)	244,574	12,497,731
Silicon Laboratories, Inc. (a)	90,585	11,936,385
SiTime Corp. (a)	56,987	11,559,813
Skyworks Solutions, Inc.	224,225	15,368,382
Synaptics, Inc. (a)	121,602	7,624,445
Texas Instruments, Inc.	751,411	136,050,476
Universal Display Corp.	85,336	12,322,518
		4,660,256,490
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		5,121,646,491
SOFTWARE – 36.7%
Application Software – 14.7%
ACI Worldwide, Inc. (a)	256,209	10,904,255
Adobe, Inc. (a)	358,768	128,327,726
Agilysys, Inc. (a)	81,463	9,293,299
Alarm.com Holdings, Inc. (a)	143,956	7,864,316
Alkami Technology, Inc. (a)	221,153	4,929,500
Amplitude, Inc. Class A (a)	251,140	3,071,442
Appfolio, Inc. Class A (a)	52,651	14,077,824
AppLovin Corp. Class A (a)	200,941	78,507,649
Asana, Inc. Class A (a)	267,406	3,925,520
Atlassian Corp. Class A (a)	165,256	31,692,796
Aurora Innovation, Inc. (a)	2,259,120	13,125,487
Autodesk, Inc. (a)	196,729	59,630,527

See accompanying notes which are an integral part of the financial statements.
Annual Report	36

Common Stocks – continued
	Shares	Value
SOFTWARE – continued
Application Software – continued
AvePoint, Inc. (a)	342,273	$6,530,569
Bentley Systems, Inc. Class B	283,724	16,450,318
Bill Holdings, Inc. (a)	251,313	10,768,762
Blackbaud, Inc. (a)	120,852	8,147,842
BlackLine, Inc. (a)	164,358	8,839,173
Blend Labs, Inc. Class A (a)	667,245	2,208,581
Box, Inc. Class A (a)	383,490	12,310,029
Braze, Inc. Class A (a)	224,839	6,266,263
C3.ai, Inc. Class A (a)	376,029	8,859,243
Cadence Design Systems, Inc. (a)	239,361	87,263,840
CCC Intelligent Solutions Holdings, Inc. (a)	1,243,842	12,027,952
Cipher Mining, Inc. (a)	776,281	4,238,494
Cleanspark, Inc. (a)	860,939	9,788,876
Clear Secure, Inc. Class A	269,200	7,917,172
Clearwater Analytics Holdings, Inc. Class A (a)	543,934	11,020,103
Confluent, Inc. Class A (a)	534,606	9,475,891
Core Scientific, Inc. (a)	851,778	11,533,074
Daily Journal Corp. (a)	4,146	1,656,659
Datadog, Inc. Class A (a)	284,579	39,835,368
Docusign, Inc. (a)	271,741	20,554,489
Dropbox, Inc. Class A (a)	476,250	12,939,713
D-Wave Quantum, Inc. (a)	780,148	13,410,744
Dynatrace, Inc. (a)	380,904	20,039,359
E2open Parent Holdings, Inc. (a)	474,010	1,564,233
Elastic NV (a)	165,862	13,882,649
Fair Isaac Corp. (a)	23,070	33,145,130
Five9, Inc. (a)	222,234	5,740,304
Freshworks, Inc. Class A (a)	570,436	7,409,964
Guidewire Software, Inc. (a)	108,902	24,635,811
HubSpot, Inc. (a)	52,438	27,249,407
Hut 8 Corp. (a)	302,268	6,417,150
Informatica, Inc. Class A (a)	356,863	8,814,516
Intapp, Inc. (a)	169,668	6,795,203
InterDigital, Inc.	65,964	17,031,905
Intuit, Inc.	230,508	180,978,746
Jamf Holding Corp. (a)	197,728	1,569,960
Klaviyo, Inc. Class A (a)	290,222	9,025,904
Life360, Inc. (a)	186,734	14,301,957
LiveRamp Holdings, Inc. (a)	202,056	6,631,478
Manhattan Associates, Inc. (a)	87,845	19,296,033
MARA Holdings, Inc. (a)	794,435	12,774,515
Meridianlink, Inc. (a)	94,005	1,502,200
MicroStrategy, Inc. Class A (a)	209,762	84,294,957
nCino, Inc. (a)	321,347	8,973,615
NCR Voyix Corp. (a)	404,813	5,513,553
NextNav, Inc. (a)	222,936	3,297,223
Nutanix, Inc. Class A (a)	327,756	24,637,419

	Shares	Value

Olo, Inc. Class A (a)	337,195	$3,533,804
Pagaya Technologies Ltd. Class A (a)	124,899	3,753,215
PagerDuty, Inc. (a)	264,724	4,267,351
Palantir Technologies, Inc. Class A (a)	1,720,179	272,390,345
Pegasystems, Inc.	262,208	15,394,232
Pivotal Software, Inc. (a)(b)	33,514	0
Procore Technologies, Inc. (a)	203,510	14,577,421
PROS Holdings, Inc. (a)	125,917	1,975,638
PTC, Inc. (a)	138,987	29,855,798
Q2 Holdings, Inc. (a)	136,832	11,110,758
RingCentral, Inc. Class A (a)	223,181	5,688,884
Riot Platforms, Inc. (a)	1,016,151	13,626,585
Roper Technologies, Inc.	97,648	53,745,459
Salesforce, Inc.	768,316	198,479,072
Samsara, Inc. Class A (a)	422,947	16,084,674
SEMrush Holdings, Inc. Class A (a)	135,406	1,213,238
SoundHound AI, Inc. Class A (a)	1,107,247	11,437,862
Sprinklr, Inc. Class A (a)	337,176	3,037,956
Sprout Social, Inc. Class A (a)	155,660	2,669,569
SPS Commerce, Inc. (a)	88,513	9,635,968
Synopsys, Inc. (a)	166,386	105,400,539
Terawulf, Inc. (a)	882,577	4,554,097
Tyler Technologies, Inc. (a)	46,745	27,325,257
Unity Software, Inc. (a)	679,422	22,665,518
Verint Systems, Inc. (a)	189,960	4,042,349
Vertex, Inc. Class A (a)	209,450	6,947,457
Weave Communications, Inc. (a)	183,788	1,341,652
Workday, Inc. Class A (a)	199,089	45,667,035
Workiva, Inc. (a)	150,485	9,605,458
Yext, Inc. (a)	343,920	2,792,630
Zeta Global Holdings Corp. Class A (a)	556,938	8,716,080
Zoom Communications, Inc. (a)	303,032	22,439,520
		2,166,892,108
Systems Software – 22.0%
A10 Networks, Inc.	231,467	4,263,622
Adeia, Inc.	339,977	4,402,702
Appian Corp. Class A (a)	100,026	2,761,718
Commvault Systems, Inc. (a)	86,901	16,506,845
Crowdstrike Holdings, Inc. Class A (a)	207,392	94,274,181
Dolby Laboratories, Inc. Class A	156,244	11,771,423
Fortinet, Inc. (a)	596,300	59,570,370
Gen Digital, Inc.	736,905	21,731,328
Gitlab, Inc. Class A (a)	280,389	12,283,842
JFrog Ltd. (a)	287,223	12,468,350
Microsoft Corp.	4,274,070	2,280,216,345
N-able, Inc. (a)	231,252	1,868,516
OneSpan, Inc.	105,095	1,550,151
See accompanying notes which are an integral part of the financial statements.
37	Annual Report

Fidelity® MSCI Information Technology Index ETF
Schedule of Investments–continued
Common Stocks – continued
	Shares	Value
SOFTWARE – continued
Systems Software – continued
Onestream, Inc. (a)	219,019	$5,223,603
Oracle Corp.	1,337,969	339,536,393
Palo Alto Networks, Inc. (a)	546,214	94,822,750
Progress Software Corp.	131,697	6,331,992
Qualys, Inc. (a)	90,964	12,104,580
Rapid7, Inc. (a)	176,641	3,730,658
Rubrik, Inc. Class A (a)	164,473	15,616,711
SentinelOne, Inc. Class A (a)	676,684	12,410,385
ServiceNow, Inc. (a)	168,619	159,027,951
Tenable Holdings, Inc. (a)	328,848	10,296,231
Teradata Corp. (a)	265,192	5,550,469
UiPath, Inc. Class A (a)	1,002,210	11,775,968
Varonis Systems, Inc. (a)	244,342	13,641,614
Zscaler, Inc. (a)	110,901	31,668,890
		3,245,407,588
TOTAL SOFTWARE		5,412,299,696
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS – 14.7%
Technology Hardware, Storage & Peripherals – 14.7%
Apple, Inc.	9,050,332	1,878,577,413
CompoSecure, Inc. Class A (a)	125,516	1,783,582
Corsair Gaming, Inc. (a)	151,447	1,372,110
Dell Technologies, Inc. Class C	313,556	41,605,746
Diebold Nixdorf, Inc. (a)	46,167	2,598,740
Hewlett Packard Enterprise Co.	1,436,923	29,729,937
HP, Inc.	1,043,608	25,881,478
IonQ, Inc. (a)	450,789	17,972,957
NetApp, Inc.	233,091	24,271,766

	Shares	Value

Pure Storage, Inc. Class A (a)	381,080	$22,681,882
Quantum Computing, Inc. (a)	403,997	5,995,315
Sandisk Corp. (a)	304,118	13,052,745
Seagate Technology Holdings PLC	231,760	36,388,638
Super Micro Computer, Inc. (a)	555,547	32,760,607
Western Digital Corp.	400,057	31,480,485
Xerox Holdings Corp.	369,144	1,495,033
TOTAL TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS		2,167,648,434
TOTAL COMMON STOCKS (Cost $7,901,665,001)		14,721,771,564
Money Market Fund – 0.2%

State Street Institutional Treasury Plus Money Market Fund, Trust Class, 4.18% (c) (Cost $29,624,000)	29,624,000	29,624,000
TOTAL INVESTMENT IN SECURITIES – 100.0% (Cost $7,931,289,001)		14,751,395,564
NET OTHER ASSETS (LIABILITIES) – 0.0%		3,326,215
NET ASSETS – 100.0%		$14,754,721,779

Legend
(a)	Non-income producing.
(b)	Level 3 security.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	9	September 2025	$ 999,090	$ (15,442)	$ (15,442)
CME E-mini Technology Select Sector Index Contracts (United States)	110	September 2025	29,266,600	343,168	343,168
Total Equity Index Contracts					$327,726
The notional amount of futures purchased as a percentage of Net Assets is 0.2%
See accompanying notes which are an integral part of the financial statements.
Annual Report	38

Investment Valuation
The following is a summary of the inputs used, as of July 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	14,721,771,564	14,721,771,564	$—	$—
Money Market Funds	29,624,000	29,624,000	—	—
Total Investments in Securities:	$14,751,395,564	$14,751,395,564	$—	$—
Derivative Instruments:
Assets
Futures Contracts	$343,168	$343,168	$—	$—
Total Assets	$343,168	$343,168	$—	$—
Liabilities
Futures Contracts	$(15,442)	$(15,442)	$—	$—
Total Liabilities	$(15,442)	$(15,442)	$—	$—
Total Derivative Instruments:	$327,726	$327,726	$—	$—
Value of Derivative Instruments
The following table is a summary of the Fund’s value of derivative instruments by primary risk exposure as of July 31, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.
Primary Risk/ Derivative Type	Value
	Asset	Liabilities
Equity Risk
Futures Contracts(a)	$343,168	$(15,442)
Total Equity Risk	343,168	(15,442)
Total Value of Derivatives	$343,168	$(15,442)

(a)	Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in total accumulated earnings (loss).
See accompanying notes which are an integral part of the financial statements.
39	Annual Report

Fidelity® MSCI Materials Index ETF
Schedule of Investments July 31, 2025
Showing Percentage of Net Assets
Common Stocks – 99.8%
	Shares	Value
CHEMICALS – 54.8%
Commodity Chemicals – 3.4%
AdvanSix, Inc.	8,377	$168,545
Cabot Corp.	17,079	1,232,762
Dow, Inc.	221,946	5,169,123
Hawkins, Inc.	6,261	1,022,296
Koppers Holdings, Inc.	6,528	214,510
Kronos Worldwide, Inc.	7,678	41,077
LyondellBasell Industries NV Class A	81,443	4,717,993
Olin Corp.	36,239	686,367
Orion SA	17,708	171,768
PureCycle Technologies, Inc. (a)	42,375	568,249
Tronox Holdings PLC	37,301	118,990
		14,111,680
Diversified Chemicals – 0.3%
Chemours Co.	47,062	563,803
Huntsman Corp.	51,982	504,225
		1,068,028
Fertilizers & Agricultural Chemicals – 6.4%
CF Industries Holdings, Inc.	52,494	4,873,018
Corteva, Inc.	215,381	15,535,432
FMC Corp.	39,436	1,539,581
Mosaic Co.	99,943	3,598,947
Scotts Miracle-Gro Co.	14,478	907,192
		26,454,170
Industrial Gases – 21.6%
Air Products & Chemicals, Inc.	70,155	20,196,222
Linde PLC	149,128	68,637,653
		88,833,875
Specialty Chemicals – 23.1%
Albemarle Corp.	37,108	2,517,778
Ashland, Inc.	14,859	766,130
Aspen Aerogels, Inc. (a)	22,026	168,719
Avient Corp.	28,824	909,974
Axalta Coating Systems Ltd. (a)	68,840	1,949,549
Balchem Corp.	10,272	1,566,172
Celanese Corp.	33,506	1,750,018
DuPont de Nemours, Inc.	131,969	9,488,571
Eastman Chemical Co.	36,417	2,644,238
Ecolab, Inc.	80,496	21,070,633
Ecovyst, Inc. (a)	35,116	302,349
Element Solutions, Inc.	72,706	1,715,862
HB Fuller Co.	17,067	959,165
Ingevity Corp. (a)	11,483	479,875
Innospec, Inc.	7,911	632,089
International Flavors & Fragrances, Inc.	80,643	5,728,072
Minerals Technologies, Inc.	10,019	582,605
NewMarket Corp.	2,541	1,745,667
Perimeter Solutions, Inc. (a)	44,778	722,269
PPG Industries, Inc.	71,574	7,551,057

	Shares	Value

Quaker Chemical Corp.	4,456	$509,855
RPM International, Inc.	40,497	4,754,753
Sensient Technologies Corp.	11,359	1,275,502
Sherwin-Williams Co.	75,346	24,930,484
Stepan Co.	6,770	343,713
		95,065,099
TOTAL CHEMICALS		225,532,852
CONSTRUCTION MATERIALS – 11.4%
Construction Materials – 11.4%
CRH PLC	213,738	20,401,292
Eagle Materials, Inc.	10,500	2,355,045
Knife River Corp. (a)	17,842	1,471,608
Martin Marietta Materials, Inc.	19,228	11,053,793
U.S. Lime & Minerals, Inc.	3,627	361,177
Vulcan Materials Co.	41,657	11,441,928
TOTAL CONSTRUCTION MATERIALS		47,084,843
CONTAINERS & PACKAGING – 12.3%
Metal, Glass & Plastic Containers – 3.6%
AptarGroup, Inc.	20,774	3,264,427
Ball Corp.	84,593	4,843,795
Crown Holdings, Inc.	36,883	3,664,695
Greif, Inc. Class A	7,815	495,706
Greif, Inc. Class B	1,379	90,531
O-I Glass, Inc. (a)	48,710	633,717
Silgan Holdings, Inc.	28,638	1,332,526
TriMas Corp.	10,929	390,493
		14,715,890
Paper & Plastic Packaging Products & Materials – 8.7%
Amcor PLC	720,233	6,734,179
Avery Dennison Corp.	24,901	4,177,641
Graphic Packaging Holding Co.	95,028	2,124,826
International Paper Co.	158,137	7,391,323
Packaging Corp. of America	28,358	5,494,363
Sealed Air Corp.	46,787	1,369,455
Smurfit WestRock PLC	164,600	7,304,948
Sonoco Products Co.	31,060	1,399,874
		35,996,609
TOTAL CONTAINERS & PACKAGING		50,712,499
METALS & MINING – 20.7%
Aluminum – 0.9%
Alcoa Corp.	81,675	2,447,800
Century Aluminum Co. (a)	17,437	369,315
Constellium SE (a)	40,504	555,310
Kaiser Aluminum Corp.	5,068	391,807
		3,764,232
Copper – 4.4%
Freeport-McMoRan, Inc.	453,166	18,235,400

See accompanying notes which are an integral part of the financial statements.
Annual Report	40

Common Stocks – continued
	Shares	Value
METALS & MINING – continued
Diversified Metals & Mining – 1.0%
Compass Minerals International, Inc. (a)	11,025	$219,728
Ivanhoe Electric, Inc. (a)	27,431	262,240
Materion Corp.	6,553	690,031
MP Materials Corp. (a)	38,675	2,378,513
TMC the metals Co., Inc. (a)	73,458	436,341
		3,986,853
Gold – 6.6%
Coeur Mining, Inc. (a)	201,042	1,747,055
Newmont Corp.	355,469	22,074,625
Perpetua Resources Corp. (a)	22,807	344,386
Royal Gold, Inc.	20,751	3,142,116
		27,308,182
Silver – 0.3%
Hecla Mining Co.	189,175	1,085,864
Steel – 7.5%
Alpha Metallurgical Resources, Inc. (a)	3,495	412,655
Carpenter Technology Corp.	15,751	3,928,142
Cleveland-Cliffs, Inc. (a)	155,722	1,638,195
Commercial Metals Co.	35,584	1,845,386
Metallus, Inc. (a)	12,034	190,137
Nucor Corp.	72,763	10,410,202
Ramaco Resources, Inc. Class A	9,204	187,301
Reliance, Inc.	16,678	4,838,788
Ryerson Holding Corp.	8,541	175,945
Steel Dynamics, Inc.	44,905	5,728,082
SunCoke Energy, Inc.	26,456	195,510
Warrior Met Coal, Inc.	16,554	850,545
Worthington Steel, Inc.	10,452	318,995
		30,719,883
TOTAL METALS & MINING		85,100,414

	Shares	Value
PAPER & FOREST PRODUCTS – 0.6%
Forest Products – 0.4%
Louisiana-Pacific Corp.	19,736	$1,784,332
Paper Products – 0.2%
Magnera Corp. (a)	9,986	124,325
Sylvamo Corp.	10,900	502,163
		626,488
TOTAL PAPER & FOREST PRODUCTS		2,410,820
TOTAL COMMON STOCKS (Cost $412,699,095)		410,841,428
Money Market Fund – 0.1%

State Street Institutional Treasury Plus Money Market Fund, Trust Class, 4.18% (b) (Cost $479,000)	479,000	479,000
TOTAL INVESTMENT IN SECURITIES – 99.9% (Cost $413,178,095)		411,320,428
NET OTHER ASSETS (LIABILITIES) – 0.1%		393,160
NET ASSETS – 100.0%		$411,713,588

Legend
(a)	Non-income producing.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.
Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contract
CME E-mini Materials Select Sector Index Contracts (United States)	8	September 2025	$747,920	$(17,118)	$(17,118)
The notional amount of futures purchased as a percentage of Net Assets is 0.2%
See accompanying notes which are an integral part of the financial statements.
41	Annual Report

Fidelity® MSCI Materials Index ETF
Schedule of Investments–continued
Investment Valuation
The following is a summary of the inputs used, as of July 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$410,841,428	$410,841,428	$—	$—
Money Market Funds	479,000	479,000	—	—
Total Investments in Securities:	$411,320,428	$411,320,428	$—	$—
Derivative Instruments:
Liabilities
Futures Contracts	$(17,118)	$(17,118)	$—	$—
Total Liabilities	$(17,118)	$(17,118)	$—	$—
Total Derivative Instruments:	$(17,118)	$(17,118)	$—	$—
Value of Derivative Instruments
The following table is a summary of the Fund’s value of derivative instruments by primary risk exposure as of July 31, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.
Primary Risk/ Derivative Type	Value
	Asset	Liabilities
Equity Risk
Futures Contracts(a)	$0	$(17,118)
Total Equity Risk	0	(17,118)
Total Value of Derivatives	$0	$(17,118)

(a)	Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in total accumulated earnings (loss).
See accompanying notes which are an integral part of the financial statements.
Annual Report	42

Fidelity® MSCI Real Estate Index ETF
Schedule of Investments July 31, 2025
Showing Percentage of Net Assets
Common Stocks – 99.7%
	Shares	Value
DIVERSIFIED REITS – 2.0%
Diversified REITs – 2.0%
Alexander & Baldwin, Inc.	56,009	$1,007,042
American Assets Trust, Inc.	36,899	702,188
Armada Hoffler Properties, Inc.	68,020	464,576
Broadstone Net Lease, Inc.	137,370	2,230,889
Essential Properties Realty Trust, Inc.	125,169	3,816,403
Gladstone Commercial Corp.	34,774	457,278
Global Net Lease, Inc.	145,676	1,018,275
One Liberty Properties, Inc.	14,835	332,007
WP Carey, Inc.	156,124	10,016,916
TOTAL DIVERSIFIED REITS		20,045,574
HEALTH CARE REITS – 13.4%
Health Care REITs – 12.6%
American Healthcare REIT, Inc.	109,104	4,215,778
CareTrust REIT, Inc.	133,571	4,247,558
Community Healthcare Trust, Inc.	25,083	385,526
Diversified Healthcare Trust	146,299	478,398
Global Medical REIT, Inc.	56,002	374,093
Healthcare Realty Trust, Inc.	272,138	4,180,040
Healthpeak Properties, Inc.	506,606	8,581,905
LTC Properties, Inc.	34,224	1,164,985
Medical Properties Trust, Inc.	429,176	1,768,205
National Health Investors, Inc.	33,193	2,318,863
Omega Healthcare Investors, Inc.	190,750	7,420,175
Sabra Health Care REIT, Inc.	169,365	3,053,651
Sila Realty Trust, Inc.	40,947	1,000,745
Universal Health Realty Income Trust	10,659	413,462
Ventas, Inc.	294,849	19,807,956
Welltower, Inc.	412,682	68,121,418
		127,532,758
Office REITs – 0.8%
Alexandria Real Estate Equities, Inc.	112,418	8,592,108
TOTAL HEALTH CARE REITS		136,124,866
HOTEL & RESORT REITS – 2.1%
Hotel & Resort REITs – 2.1%
Apple Hospitality REIT, Inc.	164,781	1,936,177
DiamondRock Hospitality Co.	153,497	1,184,997
Host Hotels & Resorts, Inc.	502,357	7,897,052
Park Hotels & Resorts, Inc.	151,092	1,610,641
Pebblebrook Hotel Trust	88,626	888,919
RLJ Lodging Trust	113,757	841,802
Ryman Hospitality Properties, Inc.	40,545	3,854,207
Summit Hotel Properties, Inc.	85,520	446,414
Sunstone Hotel Investors, Inc.	142,844	1,249,885
Xenia Hotels & Resorts, Inc.	76,025	966,278
TOTAL HOTEL & RESORT REITS		20,876,372

	Shares	Value
HOUSEHOLD DURABLES – 0.2%
Other Specialized REITs – 0.2%
Millrose Properties, Inc.	84,673	$2,539,343
INDUSTRIAL REITS – 9.8%
Industrial REITs – 9.8%
Americold Realty Trust, Inc.	193,344	3,108,972
EastGroup Properties, Inc.	35,022	5,716,991
First Industrial Realty Trust, Inc.	94,656	4,611,640
LXP Industrial Trust	214,930	1,667,857
Plymouth Industrial REIT, Inc.	32,341	469,591
Prologis, Inc.	653,779	69,810,522
Rexford Industrial Realty, Inc.	157,296	5,746,023
STAG Industrial, Inc.	130,006	4,463,106
Terreno Realty Corp.	70,792	3,928,248
TOTAL INDUSTRIAL REITS		99,522,950
OFFICE REITS – 3.1%
Office REITs – 3.1%
Brandywine Realty Trust	132,599	530,396
BXP, Inc.	106,583	6,973,726
COPT Defense Properties	81,167	2,214,236
Cousins Properties, Inc.	119,438	3,236,770
Douglas Emmett, Inc.	114,773	1,739,959
Easterly Government Properties, Inc.	31,184	686,048
Empire State Realty Trust, Inc. Class A	105,308	762,430
Highwoods Properties, Inc.	76,362	2,215,261
JBG SMITH Properties	62,226	1,317,947
Kilroy Realty Corp.	80,417	2,964,170
Paramount Group, Inc. (a)	135,898	831,696
Piedmont Realty Trust, Inc.	95,334	720,725
SL Green Realty Corp.	51,235	2,933,204
Vornado Realty Trust	115,841	4,450,611
TOTAL OFFICE REITS		31,577,179
REAL ESTATE MANAGEMENT & DEVELOPMENT – 9.2%
Diversified Real Estate Activities – 0.1%
St. Joe Co.	30,454	1,537,927
Real Estate Development – 0.2%
Forestar Group, Inc. (a)	16,903	419,195
Howard Hughes Holdings, Inc. (a)	23,632	1,624,227
		2,043,422
Real Estate Operating Companies – 0.2%
FRP Holdings, Inc. (a)	11,495	303,468
Kennedy-Wilson Holdings, Inc.	85,991	629,454
Landbridge Co. LLC Class A	11,498	651,707
		1,584,629
Real Estate Services – 8.7%
CBRE Group, Inc. Class A (a)	216,858	33,773,465

See accompanying notes which are an integral part of the financial statements.
43	Annual Report

Fidelity® MSCI Real Estate Index ETF
Schedule of Investments–continued
Common Stocks – continued
	Shares	Value
REAL ESTATE MANAGEMENT & DEVELOPMENT – continued
Real Estate Services – continued
Compass, Inc. Class A (a)	325,233	$2,582,350
CoStar Group, Inc. (a)	299,744	28,532,631
Cushman & Wakefield PLC (a)	118,274	1,441,760
eXp World Holdings, Inc.	59,359	639,890
Jones Lang LaSalle, Inc. (a)	33,872	9,157,634
Marcus & Millichap, Inc.	19,126	595,966
Newmark Group, Inc. Class A	103,578	1,571,278
Opendoor Technologies, Inc. (a)	459,995	846,391
Zillow Group, Inc. Class C (a)	112,676	8,963,376
		88,104,741
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT		93,270,719
RESIDENTIAL REITS – 12.2%
Multi-Family Residential REITs – 8.1%
Apartment Investment & Management Co. Class A	101,388	852,673
AvalonBay Communities, Inc.	101,400	18,888,792
Camden Property Trust	76,371	8,339,713
Centerspace	12,526	681,790
Elme Communities	65,010	980,351
Equity Residential	243,492	15,388,694
Essex Property Trust, Inc.	45,839	11,926,391
Independence Realty Trust, Inc.	165,120	2,769,062
Mid-America Apartment Communities, Inc.	83,330	11,868,692
NexPoint Residential Trust, Inc.	17,670	550,951
UDR, Inc.	223,301	8,773,496
Veris Residential, Inc.	62,133	874,833
		81,895,438
Single-Family Residential REITs – 4.1%
American Homes 4 Rent Class A	234,857	8,147,190
Equity LifeStyle Properties, Inc.	128,059	7,673,295
Invitation Homes, Inc.	436,428	13,376,518
Sun Communities, Inc.	89,721	11,128,096
UMH Properties, Inc.	56,215	915,180
		41,240,279
TOTAL RESIDENTIAL REITS		123,135,717
RETAIL REITS – 13.4%
Retail REITs – 13.4%
Acadia Realty Trust	86,312	1,615,761
Agree Realty Corp.	73,379	5,261,274
Alexander's, Inc.	1,913	480,527
Brixmor Property Group, Inc.	215,340	5,626,834
CBL & Associates Properties, Inc.	10,833	293,141
Curbline Properties Corp.	68,803	1,520,546
Federal Realty Investment Trust	54,162	4,991,570
Getty Realty Corp.	38,514	1,070,304

	Shares	Value

InvenTrust Properties Corp.	56,214	$1,549,820
Kimco Realty Corp.	481,306	10,218,126
Kite Realty Group Trust	157,079	3,452,597
Macerich Co.	178,168	2,977,187
NETSTREIT Corp.	61,227	1,116,168
NNN REIT, Inc.	132,855	5,481,597
Phillips Edison & Co., Inc.	87,829	2,967,742
Realty Income Corp.	616,972	34,630,638
Regency Centers Corp.	125,325	8,948,205
Saul Centers, Inc.	11,050	356,031
Simon Property Group, Inc.	232,659	38,107,218
SITE Centers Corp.	38,266	412,125
Tanger, Inc.	79,310	2,380,886
Urban Edge Properties	90,187	1,778,488
Whitestone REIT	34,316	418,312
TOTAL RETAIL REITS		135,655,097
SPECIALIZED REITS – 34.3%
Data Center REITs – 8.1%
Digital Realty Trust, Inc.	232,821	41,078,937
Equinix, Inc.	52,249	41,024,347
		82,103,284
Other Specialized REITs – 6.9%
EPR Properties	54,454	2,997,148
Farmland Partners, Inc.	37,397	391,547
Four Corners Property Trust, Inc.	69,984	1,766,396
Gaming & Leisure Properties, Inc.	194,819	8,879,850
Iron Mountain, Inc.	209,258	20,373,359
Lamar Advertising Co. Class A	62,580	7,650,405
Outfront Media, Inc.	99,811	1,749,687
Safehold, Inc.	38,443	537,817
Uniti Group, Inc. (a)	185,100	984,732
VICI Properties, Inc.	744,431	24,268,451
		69,599,392
Self-Storage REITs – 5.8%
CubeSmart	160,656	6,251,125
Extra Space Storage, Inc.	151,055	20,295,750
National Storage Affiliates Trust	54,120	1,594,375
Public Storage	112,885	30,697,947
		58,839,197
Telecom Tower REITs – 11.7%
American Tower Corp.	330,152	68,800,375
Crown Castle, Inc.	310,226	32,601,651
SBA Communications Corp.	77,185	17,345,013
		118,747,039
Timber REITs – 1.8%
PotlatchDeltic Corp.	57,074	2,333,756
Rayonier, Inc.	106,275	2,477,270

See accompanying notes which are an integral part of the financial statements.
Annual Report	44

Common Stocks – continued
	Shares	Value
SPECIALIZED REITS – continued
Timber REITs – continued
Weyerhaeuser Co.	520,852	$13,047,343
		17,858,369
TOTAL SPECIALIZED REITS		347,147,281
TOTAL COMMON STOCKS (Cost $1,075,870,535)		1,009,895,098
Money Market Fund – 0.2%

State Street Institutional Treasury Plus Money Market Fund, Trust Class, 4.18% (b) (Cost $2,640,000)	2,640,000	2,640,000
TOTAL INVESTMENT IN SECURITIES – 99.9% (Cost $1,078,510,535)		1,012,535,098
NET OTHER ASSETS (LIABILITIES) – 0.1%		511,221
NET ASSETS – 100.0%		$1,013,046,319

Legend
(a)	Non-income producing.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.
Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contract
CME Dow Jones U.S. Real Estate Index Contracts (United States)	80	September 2025	$2,895,200	$(10,884)	$(10,884)
The notional amount of futures purchased as a percentage of Net Assets is 0.3%
See accompanying notes which are an integral part of the financial statements.
45	Annual Report

Fidelity® MSCI Real Estate Index ETF
Schedule of Investments–continued
Investment Valuation
The following is a summary of the inputs used, as of July 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$1,009,895,098	$1,009,895,098	$—	$—
Money Market Funds	2,640,000	2,640,000	—	—
Total Investments in Securities:	$1,012,535,098	$1,012,535,098	$—	$—
Derivative Instruments:
Liabilities
Futures Contracts	$(10,884)	$(10,884)	$—	$—
Total Liabilities	$(10,884)	$(10,884)	$—	$—
Total Derivative Instruments:	$(10,884)	$(10,884)	$—	$—
Value of Derivative Instruments
The following table is a summary of the Fund’s value of derivative instruments by primary risk exposure as of July 31, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.
Primary Risk/ Derivative Type	Value
	Asset	Liabilities
Equity Risk
Futures Contracts(a)	$0	$(10,884)
Total Equity Risk	0	(10,884)
Total Value of Derivatives	$0	$(10,884)

(a)	Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in total accumulated earnings (loss).
See accompanying notes which are an integral part of the financial statements.
Annual Report	46

Fidelity® MSCI Utilities Index ETF
Schedule of Investments July 31, 2025
Showing Percentage of Net Assets
Common Stocks – 99.8%
	Shares	Value
ELECTRIC UTILITIES – 60.7%
Electric Utilities – 60.7%
ALLETE, Inc.	77,293	$5,095,927
Alliant Energy Corp.	341,845	22,223,343
American Electric Power Co., Inc.	710,628	80,400,452
Constellation Energy Corp.	416,951	145,032,236
Duke Energy Corp.	1,034,058	125,782,815
Edison International	512,388	26,705,662
Entergy Corp.	576,234	52,108,841
Evergy, Inc.	306,100	21,671,880
Eversource Energy	488,511	32,290,577
Exelon Corp.	1,343,485	60,376,216
FirstEnergy Corp.	729,635	31,162,711
Hawaiian Electric Industries, Inc. (a)	229,047	2,455,384
IDACORP, Inc.	71,930	9,014,987
MGE Energy, Inc.	48,528	4,121,968
NextEra Energy, Inc.	2,739,550	194,672,423
NRG Energy, Inc.	271,040	45,317,888
OGE Energy Corp.	267,926	12,169,199
Oklo, Inc. (a)	83,251	6,376,194
Otter Tail Corp.	50,066	3,864,094
PG&E Corp.	2,924,666	41,003,817
Pinnacle West Capital Corp.	158,651	14,376,954
Portland General Electric Co.	145,941	6,001,094
PPL Corp.	983,527	35,102,079
Southern Co.	1,459,619	137,904,803
TXNM Energy, Inc.	123,440	7,010,158
Xcel Energy, Inc.	766,552	56,295,579
TOTAL ELECTRIC UTILITIES		1,178,537,281
GAS UTILITIES – 4.5%
Gas Utilities – 4.5%
Atmos Energy Corp.	211,234	32,935,605
Chesapeake Utilities Corp.	30,644	3,673,603
MDU Resources Group, Inc.	257,905	4,448,861
National Fuel Gas Co.	114,521	9,939,278
New Jersey Resources Corp.	133,654	6,136,055
Northwest Natural Holding Co.	53,691	2,143,345
ONE Gas, Inc.	79,621	5,788,447
Southwest Gas Holdings, Inc.	76,609	5,986,227
Spire, Inc.	77,518	5,772,765
UGI Corp.	285,928	10,344,875
TOTAL GAS UTILITIES		87,169,061
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS – 7.2%
Independent Power Producers & Energy Traders – 6.5%
AES Corp.	947,404	12,458,362
Talen Energy Corp. (a)	48,452	18,294,022
Vistra Corp.	452,680	94,401,887
		125,154,271

	Shares	Value

Renewable Electricity – 0.7%
Clearway Energy, Inc. Class A	45,854	$1,411,386
Clearway Energy, Inc. Class C	110,276	3,598,306
Ormat Technologies, Inc.	76,713	6,858,909
XPLR Infrastructure LP	123,718	1,179,033
		13,047,634
TOTAL INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS		138,201,905
MULTI-UTILITIES – 24.3%
Multi-Utilities – 24.3%
Ameren Corp.	359,524	36,358,662
Avista Corp.	106,676	3,979,015
Black Hills Corp.	96,102	5,552,773
CenterPoint Energy, Inc.	867,319	33,669,324
CMS Energy Corp.	398,060	29,376,828
Consolidated Edison, Inc.	479,353	49,613,035
Dominion Energy, Inc.	1,134,124	66,289,548
DTE Energy Co.	276,164	38,223,859
NiSource, Inc.	626,279	26,585,543
Northwestern Energy Group, Inc.	81,488	4,375,906
Public Service Enterprise Group, Inc.	663,483	59,574,139
Sempra	867,563	70,862,546
Unitil Corp.	21,732	1,120,937
WEC Energy Group, Inc.	424,642	46,319,949
TOTAL MULTI-UTILITIES		471,902,064
WATER UTILITIES – 3.1%
Water Utilities – 3.1%
American States Water Co.	51,164	3,765,159
American Water Works Co., Inc.	259,520	36,395,085
California Water Service Group	79,035	3,593,721
Essential Utilities, Inc.	348,332	12,818,618
H2O America	43,187	2,085,500
Middlesex Water Co.	23,665	1,221,114
York Water Co.	19,469	589,132
TOTAL WATER UTILITIES		60,468,329
TOTAL COMMON STOCKS (Cost $1,691,545,315)		1,936,278,640

See accompanying notes which are an integral part of the financial statements.
47	Annual Report

Fidelity® MSCI Utilities Index ETF
Schedule of Investments–continued
Money Market Fund – 0.2%
	Shares	Value
State Street Institutional Treasury Plus Money Market Fund, Trust Class, 4.18% (b) (Cost $4,074,000)	4,074,000	$4,074,000
TOTAL INVESTMENT IN SECURITIES – 100.0% (Cost $1,695,619,315)		1,940,352,640
NET OTHER ASSETS (LIABILITIES) – 0.0%		585,634
NET ASSETS – 100.0%		$1,940,938,274

Legend
(a)	Non-income producing.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contract
CME E-mini S&P Utilities Select Sector Index Contracts (United States)	47	September 2025	$4,081,010	$195,916	$195,916
The notional amount of futures purchased as a percentage of Net Assets is 0.2%
Investment Valuation
The following is a summary of the inputs used, as of July 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$1,936,278,640	$1,936,278,640	$—	$—
Money Market Funds	4,074,000	4,074,000	—	—
Total Investments in Securities:	$1,940,352,640	$1,940,352,640	$—	$—
Derivative Instruments:
Assets
Futures Contracts	$195,916	$195,916	$—	$—
Total Assets	$195,916	$195,916	$—	$—
Total Derivative Instruments:	$195,916	$195,916	$—	$—
Value of Derivative Instruments
The following table is a summary of the Fund’s value of derivative instruments by primary risk exposure as of July 31, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.
Primary Risk/ Derivative Type	Value
	Asset	Liabilities
Equity Risk
Futures Contracts(a)	$195,916	$0
Total Equity Risk	195,916	0
Total Value of Derivatives	$195,916	$0

(a)	Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in total accumulated earnings (loss).
See accompanying notes which are an integral part of the financial statements.
Annual Report	48

[THIS PAGE INTENTIONALLY LEFT BLANK]
49

Financial Statements
Statements of Assets and Liabilities
July 31, 2025
	Fidelity MSCI Communication Services Index ETF	Fidelity MSCI Consumer Discretionary Index ETF	Fidelity MSCI Consumer Staples Index ETF	Fidelity MSCI Energy Index ETF
Assets
Investments in securities, at value – See accompanying schedule	$ 1,693,196,646	$ 1,821,486,147	$ 1,324,830,178	$ 1,376,187,890
Segregated cash with brokers for derivative instruments	74,518	277,809	160,839	436,878
Cash	12,527	7,485	6,483	3,141
Receivable for investments sold	—	—	—	60,552
Receivable for fund shares sold	48,669	—	6,952	—
Dividends receivable	1,691,882	314,677	1,674,887	1,037,301
Interest receivable	5,340	12,290	7,298	12,161
Receivable for daily variation margin on futures contracts	140,087	—	—	—
Other receivable	—	—	—	—
Total assets	1,695,169,669	1,822,098,408	1,326,686,637	1,377,737,923
Liabilities
Payable for investments purchased	1,761,814	—	—	—
Payable for fund shares redeemed	—	—	—	8,297
Accrued management fees	113,793	127,656	94,193	96,825
Payable for daily variation margin on futures contracts	—	27,020	30,670	104,265
Total liabilities	1,875,607	154,676	124,863	209,387
Net Assets	$1,693,294,062	$1,821,943,732	$1,326,561,774	$1,377,528,536
Net Assets consist of:
Paid in capital	$1,305,098,513	$1,583,054,791	$1,221,517,819	$1,390,273,207
Total accumulated earnings (loss)	388,195,549	238,888,941	105,043,955	(12,744,671)
Net Assets	$1,693,294,062	$1,821,943,732	$1,326,561,774	$1,377,528,536
Shares outstanding	25,550,000	19,000,000	26,300,000	57,200,000
Net Asset Value per share	$66.27	$95.89	$50.44	$24.08
Investments at cost	$1,235,893,000	$1,481,231,515	$1,172,573,900	$1,223,249,838
See accompanying notes which are an integral part of the financial statements.
Annual Report	50

Statements of Assets and Liabilities
July 31, 2025
	Fidelity MSCI Financials Index ETF	Fidelity MSCI Health Care Index ETF	Fidelity MSCI Industrials Index ETF	Fidelity MSCI Information Technology Index ETF
Assets
Investments in securities, at value – See accompanying schedule	$ 2,290,600,384	$ 2,343,635,110	$ 1,481,264,448	$ 14,751,395,564
Segregated cash with brokers for derivative instruments	336,110	332,684	121,952	2,319,131
Cash	335	9,429	4,638	63,911
Receivable for investments sold	—	—	—	—
Receivable for fund shares sold	83,407	—	—	99,118
Dividends receivable	1,163,468	3,727,281	691,989	1,948,996
Interest receivable	15,142	11,346	6,360	102,708
Receivable for daily variation margin on futures contracts	—	—	344	—
Other receivable	—	—	—	—
Total assets	2,292,198,846	2,347,715,850	1,482,089,731	14,755,929,428
Liabilities
Payable for investments purchased	—	282,892	—	—
Payable for fund shares redeemed	—	107,438	—	—
Accrued management fees	160,708	169,235	102,128	1,008,353
Payable for daily variation margin on futures contracts	72,183	149,567	—	199,296
Total liabilities	232,891	709,132	102,128	1,207,649
Net Assets	$2,291,965,955	$2,347,006,718	$1,481,987,603	$14,754,721,779
Net Assets consist of:
Paid in capital	$1,707,624,323	$2,235,682,863	$1,125,215,954	$8,007,958,363
Total accumulated earnings (loss)	584,341,632	111,323,855	356,771,649	6,746,763,416
Net Assets	$2,291,965,955	$2,347,006,718	$1,481,987,603	$14,754,721,779
Shares outstanding	30,850,000	37,750,000	18,450,000	71,850,000
Net Asset Value per share	$74.29	$62.17	$80.32	$205.35
Investments at cost	$1,552,048,290	$2,092,021,643	$1,083,834,085	$7,931,289,001
See accompanying notes which are an integral part of the financial statements.
51	Annual Report

Financial Statements  – continued
Statements of Assets and Liabilities
July 31, 2025
	Fidelity MSCI Materials Index ETF	Fidelity MSCI Real Estate Index ETF	Fidelity MSCI Utilities Index ETF
Assets
Investments in securities, at value – See accompanying schedule	$ 411,320,428	$ 1,012,535,098	$ 1,940,352,640
Segregated cash with brokers for derivative instruments	55,638	204,509	263,946
Cash	1,183	87,766	31,825
Receivable for investments sold	121,760	—	—
Receivable for fund shares sold	—	—	6,682
Dividends receivable	257,090	221,777	374,620
Interest receivable	1,899	10,453	14,176
Receivable for daily variation margin on futures contracts	—	—	25,618
Other receivable	—	109,641	—
Total assets	411,757,998	1,013,169,244	1,941,069,507
Liabilities
Payable for investments purchased	—	—	—
Payable for fund shares redeemed	—	—	—
Accrued management fees	29,686	71,960	131,233
Payable for daily variation margin on futures contracts	14,724	50,965	—
Total liabilities	44,410	122,925	131,233
Net Assets	$411,713,588	$1,013,046,319	$1,940,938,274
Net Assets consist of:
Paid in capital	$442,165,594	$1,180,834,217	$1,747,059,995
Total accumulated earnings (loss)	(30,452,006)	(167,787,898)	193,878,279
Net Assets	$411,713,588	$1,013,046,319	$1,940,938,274
Shares outstanding	8,250,000	37,450,000	35,150,000
Net Asset Value per share	$49.90	$27.05	$55.22
Investments at cost	$413,178,095	$1,078,510,535	$1,695,619,315
See accompanying notes which are an integral part of the financial statements.
Annual Report	52

Statements of Operations
For the year ended July 31, 2025
	Fidelity MSCI Communication Services Index ETF	Fidelity MSCI Consumer Discretionary Index ETF	Fidelity MSCI Consumer Staples Index ETF	Fidelity MSCI Energy Index ETF
Investment Income
Dividends	$ 14,521,236	$ 16,225,375	$ 28,962,091	$ 48,132,156
Non-Cash dividends	1,005,117	—	—	—
Interest	103,048	154,378	112,260	114,647
Total income	15,629,401	16,379,753	29,074,351	48,246,803
Expenses
Management fees	1,155,844	1,534,737	1,050,878	1,265,841
Independent trustees' fees and expenses	4,815	6,510	4,484	5,926
Legal	—	2	—	—
Total expenses	1,160,659	1,541,249	1,055,362	1,271,767
Net investment income (loss)	14,468,742	14,838,504	28,018,989	46,975,036
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment securities	(1,598,513)	(14,584,214)	(8,317,890)	(17,245,635)
Net realized gain (loss) on In-kind redemptions	46,242,439	115,059,482	26,554,949	236,668,725
Net realized gain (loss) on futures contracts	606,741	137,647	(151,780)	(603,678)
Net realized gain (loss) on foreign currency transactions	—	—	—	—
Total net realized gain (loss)	45,250,667	100,612,915	18,085,279	218,819,412
Change in net unrealized appreciation (depreciation) on investment securities	294,252,304	124,973,736	27,093,651	(342,066,501)
Change in net unrealized appreciation (depreciation) on futures contracts	47,518	(12,728)	(82,844)	(157,527)
Total change in net unrealized appreciation (depreciation)	294,299,822	124,961,008	27,010,807	(342,224,028)
Net gain (loss)	339,550,489	225,573,923	45,096,086	(123,404,616)
Net increase (decrease) in net assets resulting from operations	$354,019,231	$240,412,427	$73,115,075	$(76,429,580)
See accompanying notes which are an integral part of the financial statements.
53	Annual Report

Financial Statements  – continued
Statements of Operations
For the year ended July 31, 2025
	Fidelity MSCI Financials Index ETF	Fidelity MSCI Health Care Index ETF	Fidelity MSCI Industrials Index ETF	Fidelity MSCI Information Technology Index ETF
Investment Income
Dividends	$ 34,674,639	$ 41,449,531	$ 16,637,816	$ 74,741,394
Non-Cash dividends	—	—	—	—
Interest	212,737	279,211	117,251	913,159
Total income	34,887,376	41,728,742	16,755,067	75,654,553
Expenses
Management fees	1,720,938	2,273,957	1,059,719	10,567,090
Independent trustees' fees and expenses	7,164	10,458	4,548	44,772
Legal	—	—	—	—
Total expenses	1,728,102	2,284,415	1,064,267	10,611,862
Net investment income (loss)	33,159,274	39,444,327	15,690,800	65,042,691
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment securities	(4,902,436)	(32,998,545)	(8,485,430)	88,942,136
Net realized gain (loss) on In-kind redemptions	47,638,670	186,093,183	77,892,352	414,307,741
Net realized gain (loss) on futures contracts	1,146,985	(1,283,382)	388,418	3,904,579
Net realized gain (loss) on foreign currency transactions	—	—	(7)	—
Total net realized gain (loss)	43,883,219	151,811,256	69,795,333	507,154,456
Change in net unrealized appreciation (depreciation) on investment securities	306,311,504	(486,538,581)	127,375,200	2,030,941,253
Change in net unrealized appreciation (depreciation) on futures contracts	(227,813)	(315,301)	(24,729)	796,780
Total change in net unrealized appreciation (depreciation)	306,083,691	(486,853,882)	127,350,471	2,031,738,033
Net gain (loss)	349,966,910	(335,042,626)	197,145,804	2,538,892,489
Net increase (decrease) in net assets resulting from operations	$383,126,184	$(295,598,299)	$212,836,604	$2,603,935,180
See accompanying notes which are an integral part of the financial statements.
Annual Report	54

Statements of Operations
For the year ended July 31, 2025
	Fidelity MSCI Materials Index ETF	Fidelity MSCI Real Estate Index ETF	Fidelity MSCI Utilities Index ETF
Investment Income
Dividends	$ 8,970,430	$ 29,554,722	$ 48,133,094
Non-Cash dividends	—	—	—
Interest	48,925	89,180	161,337
Total income	9,019,355	29,643,902	48,294,431
Expenses
Management fees	419,467	865,125	1,386,740
Independent trustees' fees and expenses	1,911	3,778	5,733
Legal	—	—	—
Total expenses	421,378	868,903	1,392,473
Net investment income (loss)	8,597,977	28,774,999	46,901,958
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment securities	(4,138,452)	(11,937,756)	(10,752,616)
Net realized gain (loss) on In-kind redemptions	24,858,949	11,860,088	21,732,112
Net realized gain (loss) on futures contracts	(235,400)	(162,768)	373,321
Net realized gain (loss) on foreign currency transactions	—	—	—
Total net realized gain (loss)	20,485,097	(240,436)	11,352,817
Change in net unrealized appreciation (depreciation) on investment securities	(50,878,919)	(3,641,042)	243,636,816
Change in net unrealized appreciation (depreciation) on futures contracts	(58,899)	(133,248)	95,391
Total change in net unrealized appreciation (depreciation)	(50,937,818)	(3,774,290)	243,732,207
Net gain (loss)	(30,452,721)	(4,014,726)	255,085,024
Net increase (decrease) in net assets resulting from operations	$(21,854,744)	$24,760,273	$301,986,982
See accompanying notes which are an integral part of the financial statements.
55	Annual Report

Financial Statements  – continued
Statements of Changes in Net Assets
	Fidelity MSCI Communication Services Index ETF		Fidelity MSCI Consumer Discretionary Index ETF
	Year ended July 31, 2025	Year ended July 31, 2024	Year ended July 31, 2025	Year ended July 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$14,468,742	$9,486,284	$14,838,504	$10,973,134
Net realized gain (loss)	45,250,667	25,691,276	100,612,915	34,958,944
Change in net unrealized appreciation (depreciation)	294,299,822	158,496,070	124,961,008	108,867,975
Net increase (decrease) in net assets resulting from operations	354,019,231	193,673,630	240,412,427	154,800,053
Distributions to shareholders	(13,712,250)	(8,498,250)	(14,864,000)	(11,022,600)
Share transactions
Proceeds from sales of shares	286,631,005	267,615,897	216,205,428	345,008,976
Cost of shares redeemed	(103,413,989)	(81,876,706)	(286,259,668)	(118,479,329)
Net increase (decrease) in net assets resulting from share transactions	183,217,016	185,739,191	(70,054,240)	226,529,647
Total increase (decrease) in net assets	523,523,997	370,914,571	155,494,187	370,307,100
Net Assets
Beginning of year	1,169,770,065	798,855,494	1,666,449,545	1,296,142,445
End of year	$1,693,294,062	$1,169,770,065	$1,821,943,732	$1,666,449,545
Other Information
Shares
Sold	4,750,000	5,800,000	2,350,000	4,400,000
Redeemed	(1,850,000)	(1,900,000)	(3,300,000)	(1,550,000)
Net increase (decrease)	2,900,000	3,900,000	(950,000)	2,850,000

See accompanying notes which are an integral part of the financial statements.
Annual Report	56

Statements of Changes in Net Assets
	Fidelity MSCI Consumer Staples Index ETF		Fidelity MSCI Energy Index ETF
	Year ended July 31, 2025	Year ended July 31, 2024	Year ended July 31, 2025	Year ended July 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$28,018,989	$29,012,048	$46,975,036	$49,456,853
Net realized gain (loss)	18,085,279	44,332,014	218,819,412	95,921,345
Change in net unrealized appreciation (depreciation)	27,010,807	(5,822,822)	(342,224,028)	22,528,800
Net increase (decrease) in net assets resulting from operations	73,115,075	67,521,240	(76,429,580)	167,906,998
Distributions to shareholders	(27,772,200)	(28,982,300)	(47,081,900)	(49,988,000)
Share transactions
Proceeds from sales of shares	261,301,422	50,885,555	222,088,906	369,811,731
Cost of shares redeemed	(80,973,089)	(227,852,517)	(600,992,036)	(214,829,102)
Net increase (decrease) in net assets resulting from share transactions	180,328,333	(176,966,962)	(378,903,130)	154,982,629
Total increase (decrease) in net assets	225,671,208	(138,428,022)	(502,414,610)	272,901,627
Net Assets
Beginning of year	1,100,890,566	1,239,318,588	1,879,943,146	1,607,041,519
End of year	$1,326,561,774	$1,100,890,566	$1,377,528,536	$1,879,943,146
Other Information
Shares
Sold	5,150,000	1,100,000	9,250,000	15,500,000
Redeemed	(1,600,000)	(5,050,000)	(25,250,000)	(9,250,000)
Net increase (decrease)	3,550,000	(3,950,000)	(16,000,000)	6,250,000

See accompanying notes which are an integral part of the financial statements.
57	Annual Report

Financial Statements  – continued
Statements of Changes in Net Assets
	Fidelity MSCI Financials Index ETF		Fidelity MSCI Health Care Index ETF
	Year ended July 31, 2025	Year ended July 31, 2024	Year ended July 31, 2025	Year ended July 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$33,159,274	$28,311,461	$39,444,327	$43,469,822
Net realized gain (loss)	43,883,219	42,880,735	151,811,256	173,521,539
Change in net unrealized appreciation (depreciation)	306,083,691	290,081,752	(486,853,882)	142,878,098
Net increase (decrease) in net assets resulting from operations	383,126,184	361,273,948	(295,598,299)	359,869,459
Distributions to shareholders	(33,290,450)	(27,402,850)	(40,468,150)	(42,950,000)
Share transactions
Proceeds from sales of shares	343,539,496	120,153,671	70,968,942	96,010,392
Cost of shares redeemed	(111,036,322)	(175,461,745)	(442,611,969)	(441,968,145)
Net increase (decrease) in net assets resulting from share transactions	232,503,174	(55,308,074)	(371,643,027)	(345,957,753)
Total increase (decrease) in net assets	582,338,908	278,563,024	(707,709,476)	(29,038,294)
Net Assets
Beginning of year	1,709,627,047	1,431,064,023	3,054,716,194	3,083,754,488
End of year	$2,291,965,955	$1,709,627,047	$2,347,006,718	$3,054,716,194
Other Information
Shares
Sold	4,900,000	2,200,000	1,050,000	1,500,000
Redeemed	(1,600,000)	(3,350,000)	(6,450,000)	(6,700,000)
Net increase (decrease)	3,300,000	(1,150,000)	(5,400,000)	(5,200,000)

See accompanying notes which are an integral part of the financial statements.
Annual Report	58

Statements of Changes in Net Assets
	Fidelity MSCI Industrials Index ETF		Fidelity MSCI Information Technology Index ETF
	Year ended July 31, 2025	Year ended July 31, 2024	Year ended July 31, 2025	Year ended July 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$15,690,800	$13,445,570	$65,042,691	$55,416,805
Net realized gain (loss)	69,795,333	6,708,420	507,154,456	295,441,929
Change in net unrealized appreciation (depreciation)	127,350,471	157,699,305	2,031,738,033	1,771,678,381
Net increase (decrease) in net assets resulting from operations	212,836,604	177,853,295	2,603,935,180	2,122,537,115
Distributions to shareholders	(17,757,300)	(13,367,050)	(63,554,650)	(66,013,700)
Share transactions
Proceeds from sales of shares	223,810,129	307,162,235	1,334,937,612	2,303,107,360
Cost of shares redeemed	(179,127,644)	(30,528,292)	(591,764,667)	(400,477,754)
Net increase (decrease) in net assets resulting from share transactions	44,682,485	276,633,943	743,172,945	1,902,629,606
Total increase (decrease) in net assets	239,761,789	441,120,188	3,283,553,475	3,959,153,021
Net Assets
Beginning of year	1,242,225,814	801,105,626	11,471,168,304	7,512,015,283
End of year	$1,481,987,603	$1,242,225,814	$14,754,721,779	$11,471,168,304
Other Information
Shares
Sold	3,050,000	4,850,000	7,350,000	14,750,000
Redeemed	(2,600,000)	(500,000)	(3,450,000)	(2,700,000)
Net increase (decrease)	450,000	4,350,000	3,900,000	12,050,000

See accompanying notes which are an integral part of the financial statements.
59	Annual Report

Financial Statements  – continued
Statements of Changes in Net Assets
	Fidelity MSCI Materials Index ETF		Fidelity MSCI Real Estate Index ETF
	Year ended July 31, 2025	Year ended July 31, 2024	Year ended July 31, 2025	Year ended July 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$8,597,977	$8,314,665	$28,774,999	$26,618,628
Net realized gain (loss)	20,485,097	(6,484,825)	(240,436)	(14,651,227)
Change in net unrealized appreciation (depreciation)	(50,937,818)	44,720,780	(3,774,290)	78,850,440
Net increase (decrease) in net assets resulting from operations	(21,854,744)	46,550,620	24,760,273	90,817,841
Distributions to shareholders	(8,645,500)	(8,217,200)	(36,075,950)	(35,142,900)
Share transactions
Proceeds from sales of shares	51,205,088	38,397,895	104,726,714	15,270,470
Cost of shares redeemed	(147,225,283)	(22,599,404)	(72,877,074)	(107,971,632)
Net increase (decrease) in net assets resulting from share transactions	(96,020,195)	15,798,491	31,849,640	(92,701,162)
Total increase (decrease) in net assets	(126,520,439)	54,131,911	20,533,963	(37,026,221)
Net Assets
Beginning of year	538,234,027	484,102,116	992,512,356	1,029,538,577
End of year	$411,713,588	$538,234,027	$1,013,046,319	$992,512,356
Other Information
Shares
Sold	1,000,000	800,000	3,800,000	600,000
Redeemed	(3,050,000)	(500,000)	(2,700,000)	(4,450,000)
Net increase (decrease)	(2,050,000)	300,000	1,100,000	(3,850,000)

See accompanying notes which are an integral part of the financial statements.
Annual Report	60

Statements of Changes in Net Assets
	Fidelity MSCI Utilities Index ETF
	Year ended July 31, 2025	Year ended July 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$46,901,958	$43,595,366
Net realized gain (loss)	11,352,817	(60,176,582)
Change in net unrealized appreciation (depreciation)	243,732,207	86,094,734
Net increase (decrease) in net assets resulting from operations	301,986,982	69,513,518
Distributions to shareholders	(46,999,650)	(46,104,250)
Share transactions
Proceeds from sales of shares	565,646,898	65,087,442
Cost of shares redeemed	(124,777,430)	(745,110,934)
Net increase (decrease) in net assets resulting from share transactions	440,869,468	(680,023,492)
Total increase (decrease) in net assets	695,856,800	(656,614,224)
Net Assets
Beginning of year	1,245,081,474	1,901,695,698
End of year	$1,940,938,274	$1,245,081,474
Other Information
Shares
Sold	11,200,000	1,500,000
Redeemed	(2,500,000)	(19,000,000)
Net increase (decrease)	8,700,000	(17,500,000)
See accompanying notes which are an integral part of the financial statements.
61	Annual Report

Financial Statements  – continued
Financial Highlights
	Fidelity MSCI Communication Services Index ETF
	Year ended July 31, 2025	Year ended July 31, 2024	Year ended July 31, 2023	Year ended July 31, 2022	Year ended July 31, 2021
Selected Per-Share Data
Net asset value, beginning of period	$51.65	$42.61	$36.92	$54.87	$37.88
Income from Investment Operations
Net investment income (loss)A,B	0.61	0.47	0.33	0.45	0.34
Net realized and unrealized gain (loss)	14.59	8.99	5.67	(17.95)	16.96
Total from investment operations	15.20	9.46	6.00	(17.50)	17.30
Distributions from net investment income	(0.58)	(0.42)	(0.31)	(0.45)	(0.31)
Total distributions	(0.58)	(0.42)	(0.31)	(0.45)	(0.31)
Net asset value, end of period	$66.27	$51.65	$42.61	$36.92	$54.87
Total ReturnC	29.61%	22.34%	16.44%	(32.06)%	45.81%
Ratios to Average Net AssetsA,D
Expenses before reductions	.08%	.08%	.08%	.08%	.08%
Expenses net of fee waivers, if any	.08%	.08%	.08%	.08%	.08%
Expenses net of all reductions	.08%	.08%	.08%	.08%	.08%
Net investment income (loss)	1.05%	1.01%	.92%	.95%	.72%
Supplemental Data
Net assets, end of period (000 omitted)	$1,693,294	$1,169,770	$798,855	$561,246	$916,375
Portfolio turnover rateE,F	13%	21%	18%	21%	13%

A	Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.
B	Calculated based on average shares outstanding during the period.
C	Based on net asset value.
D	Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
E	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
F	Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.
Annual Report	62

Financial Highlights
	Fidelity MSCI Consumer Discretionary Index ETF
	Year ended July 31, 2025	Year ended July 31, 2024	Year ended July 31, 2023	Year ended July 31, 2022	Year ended July 31, 2021
Selected Per-Share Data
Net asset value, beginning of period	$83.53	$75.80	$69.53	$81.37	$57.25
Income from Investment Operations
Net investment income (loss)A,B	0.74	0.63	0.63	0.55	0.42
Net realized and unrealized gain (loss)	12.36	7.73	6.24	(11.81)	24.10
Total from investment operations	13.10	8.36	6.87	(11.26)	24.52
Distributions from net investment income	(0.74)	(0.63)	(0.60)	(0.58)	(0.40)
Total distributions	(0.74)	(0.63)	(0.60)	(0.58)	(0.40)
Net asset value, end of period	$95.89	$83.53	$75.80	$69.53	$81.37
Total ReturnC	15.75%	11.10%	10.04%	(13.89)%	42.95%
Ratios to Average Net AssetsA,D
Expenses before reductions	.08%	.08%	.08%	.08%	.08%
Expenses net of fee waivers, if any	.08%	.08%	.08%	.08%	.08%
Expenses net of all reductions	.08%	.08%	.08%	.08%	.08%
Net investment income (loss)	.81%	.82%	.96%	.71%	.58%
Supplemental Data
Net assets, end of period (000 omitted)	$1,821,944	$1,666,450	$1,296,142	$1,175,016	$1,631,531
Portfolio turnover rateE,F	5%	8%	12%	8%	48%

A	Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.
B	Calculated based on average shares outstanding during the period.
C	Based on net asset value.
D	Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
E	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
F	Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.
63	Annual Report

Financial Statements  – continued
Financial Highlights
	Fidelity MSCI Consumer Staples Index ETF
	Year ended July 31, 2025	Year ended July 31, 2024	Year ended July 31, 2023	Year ended July 31, 2022	Year ended July 31, 2021
Selected Per-Share Data
Net asset value, beginning of period	$48.39	$46.42	$44.75	$43.30	$37.29
Income from Investment Operations
Net investment income (loss)A,B	1.13	1.21C	1.05	1.01	1.02
Net realized and unrealized gain (loss)	2.04	1.98	1.66	1.45	6.01
Total from investment operations	3.17	3.19	2.71	2.46	7.03
Distributions from net investment income	(1.12)	(1.22)	(1.04)	(1.01)	(1.02)
Total distributions	(1.12)	(1.22)	(1.04)	(1.01)	(1.02)
Net asset value, end of period	$50.44	$48.39	$46.42	$44.75	$43.30
Total ReturnD	6.58%	7.08%	6.20%	5.79%	19.09%
Ratios to Average Net AssetsA,E
Expenses before reductions	.08%	.08%	.08%	.08%	.08%
Expenses net of fee waivers, if any	.08%	.08%	.08%	.08%	.08%
Expenses net of all reductions	.08%	.08%	.08%	.08%	.08%
Net investment income (loss)	2.23%	2.67%C	2.35%	2.27%	2.53%
Supplemental Data
Net assets, end of period (000 omitted)	$1,326,562	$1,100,891	$1,239,319	$1,058,359	$818,283
Portfolio turnover rateF,G	13%	8%	9%	8%	20%

A	Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.
B	Calculated based on average shares outstanding during the period.
C	Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $0.10 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.12%.
D	Based on net asset value.
E	Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
F	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
G	Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.
Annual Report	64

Financial Highlights
	Fidelity MSCI Energy Index ETF
	Year ended July 31, 2025	Year ended July 31, 2024	Year ended July 31, 2023	Year ended July 31, 2022	Year ended July 31, 2021
Selected Per-Share Data
Net asset value, beginning of period	$25.68	$24.00	$21.47	$13.47	$9.47
Income from Investment Operations
Net investment income (loss)A,B	0.75	0.72	0.78	0.65	0.49
Net realized and unrealized gain (loss)	(1.57)	1.69	2.57	8.02	4.02
Total from investment operations	(0.82)	2.41	3.35	8.67	4.51
Distributions from net investment income	(0.78)	(0.73)	(0.82)	(0.67)	(0.51)
Total distributions	(0.78)	(0.73)	(0.82)	(0.67)	(0.51)
Net asset value, end of period	$24.08	$25.68	$24.00	$21.47	$13.47
Total ReturnC	(3.19)%	10.25%	16.10%	65.70%	48.79%
Ratios to Average Net AssetsA,D
Expenses before reductions	.08%	.08%	.08%	.08%	.08%
Expenses net of fee waivers, if any	.08%	.08%	.08%	.08%	.08%
Expenses net of all reductions	.08%	.08%	.08%	.08%	.08%
Net investment income (loss)	3.10%	2.94%	3.44%	3.59%	4.11%
Supplemental Data
Net assets, end of period (000 omitted)	$1,377,529	$1,879,943	$1,607,042	$1,487,577	$894,058
Portfolio turnover rateE,F	7%	11%	8%	8%	11%

A	Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.
B	Calculated based on average shares outstanding during the period.
C	Based on net asset value.
D	Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
E	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
F	Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.
65	Annual Report

Financial Statements  – continued
Financial Highlights
	Fidelity MSCI Financials Index ETF
	Year ended July 31, 2025	Year ended July 31, 2024	Year ended July 31, 2023	Year ended July 31, 2022	Year ended July 31, 2021
Selected Per-Share Data
Net asset value, beginning of period	$62.06	$49.86	$47.97	$52.19	$34.12
Income from Investment Operations
Net investment income (loss)A,B	1.11	1.01	1.07	1.05	0.96
Net realized and unrealized gain (loss)	12.23	12.17	1.91	(4.19)	18.00
Total from investment operations	13.34	13.18	2.98	(3.14)	18.96
Distributions from net investment income	(1.11)	(0.98)	(1.09)	(1.08)	(0.89)
Total distributions	(1.11)	(0.98)	(1.09)	(1.08)	(0.89)
Net asset value, end of period	$74.29	$62.06	$49.86	$47.97	$52.19
Total ReturnC	21.69%	26.73%	6.44%	(6.11)%	56.15%
Ratios to Average Net AssetsA,D
Expenses before reductions	.08%	.08%	.08%	.08%	.08%
Expenses net of fee waivers, if any	.08%	.08%	.08%	.08%	.08%
Expenses net of all reductions	.08%	.08%	.08%	.08%	.08%
Net investment income (loss)	1.61%	1.89%	2.25%	1.97%	2.10%
Supplemental Data
Net assets, end of period (000 omitted)	$2,291,966	$1,709,627	$1,431,064	$1,549,499	$1,716,935
Portfolio turnover rateE,F	4%	3%	28%	6%	4%

A	Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.
B	Calculated based on average shares outstanding during the period.
C	Based on net asset value.
D	Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
E	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
F	Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.
Annual Report	66

Financial Highlights
	Fidelity MSCI Health Care Index ETF
	Year ended July 31, 2025	Year ended July 31, 2024	Year ended July 31, 2023	Year ended July 31, 2022	Year ended July 31, 2021
Selected Per-Share Data
Net asset value, beginning of period	$70.79	$63.78	$63.02	$66.04	$52.34
Income from Investment Operations
Net investment income (loss)A,B	0.99	0.94	0.88	0.81	0.75
Net realized and unrealized gain (loss)	(8.59)	6.99	0.76	(3.00)	13.74
Total from investment operations	(7.60)	7.93	1.64	(2.19)	14.49
Distributions from net investment income	(1.02)	(0.92)	(0.88)	(0.83)	(0.79)
Total distributions	(1.02)	(0.92)	(0.88)	(0.83)	(0.79)
Net asset value, end of period	$62.17	$70.79	$63.78	$63.02	$66.04
Total ReturnC	(10.84)%	12.57%	2.65%	(3.32)%	27.91%
Ratios to Average Net AssetsA,D
Expenses before reductions	.08%	.08%	.08%	.08%	.08%
Expenses net of fee waivers, if any	.08%	.08%	.08%	.08%	.08%
Expenses net of all reductions	.08%	.08%	.08%	.08%	.08%
Net investment income (loss)	1.45%	1.43%	1.42%	1.27%	1.28%
Supplemental Data
Net assets, end of period (000 omitted)	$2,347,007	$3,054,716	$3,083,754	$2,968,359	$2,846,239
Portfolio turnover rateE,F	3%	5%	6%	4%	7%

A	Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.
B	Calculated based on average shares outstanding during the period.
C	Based on net asset value.
D	Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
E	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
F	Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.
67	Annual Report

Financial Statements  – continued
Financial Highlights
	Fidelity MSCI Industrials Index ETF
	Year ended July 31, 2025	Year ended July 31, 2024	Year ended July 31, 2023	Year ended July 31, 2022	Year ended July 31, 2021
Selected Per-Share Data
Net asset value, beginning of period	$69.01	$58.69	$50.02	$54.57	$37.55
Income from Investment Operations
Net investment income (loss)A,B	0.90	0.87	0.79	0.68	0.61
Net realized and unrealized gain (loss)	11.44	10.32	8.67	(4.55)	17.00
Total from investment operations	12.34	11.19	9.46	(3.87)	17.61
Distributions from net investment income	(1.03)	(0.87)	(0.79)	(0.68)	(0.59)
Total distributions	(1.03)	(0.87)	(0.79)	(0.68)	(0.59)
Net asset value, end of period	$80.32	$69.01	$58.69	$50.02	$54.57
Total ReturnC	18.07%	19.26%	19.17%	(7.10)%	47.17%
Ratios to Average Net AssetsA,D
Expenses before reductions	.08%	.08%	.08%	.08%	.08%
Expenses net of fee waivers, if any	.08%	.08%	.08%	.08%	.08%
Expenses net of all reductions	.08%	.08%	.08%	.08%	.08%
Net investment income (loss)	1.24%	1.41%	1.53%	1.29%	1.24%
Supplemental Data
Net assets, end of period (000 omitted)	$1,481,988	$1,242,226	$801,106	$705,295	$862,271
Portfolio turnover rateE,F	3%	4%	11%	7%	5%

A	Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.
B	Calculated based on average shares outstanding during the period.
C	Based on net asset value.
D	Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
E	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
F	Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.
Annual Report	68

Financial Highlights
	Fidelity MSCI Information Technology Index ETF
	Year ended July 31, 2025	Year ended July 31, 2024	Year ended July 31, 2023	Year ended July 31, 2022	Year ended July 31, 2021
Selected Per-Share Data
Net asset value, beginning of period	$168.82	$134.38	$109.42	$121.70	$87.25
Income from Investment Operations
Net investment income (loss)A,B	0.92	0.94	0.91	0.84	0.79
Net realized and unrealized gain (loss)	36.51	34.62	24.95	(12.24)	34.45
Total from investment operations	37.43	35.56	25.86	(11.40)	35.24
Distributions from net investment income	(0.90)	(1.12)	(0.90)	(0.88)	(0.79)
Total distributions	(0.90)	(1.12)	(0.90)	(0.88)	(0.79)
Net asset value, end of period	$205.35	$168.82	$134.38	$109.42	$121.70
Total ReturnC	22.26%	26.59%	23.86%	(9.41)%	40.57%
Ratios to Average Net AssetsA,D
Expenses before reductions	.08%	.08%	.08%	.08%	.08%
Expenses net of fee waivers, if any	.08%	.08%	.08%	.08%	.08%
Expenses net of all reductions	.08%	.08%	.08%	.08%	.08%
Net investment income (loss)	.52%	.64%	.84%	.71%	.76%
Supplemental Data
Net assets, end of period (000 omitted)	$14,754,722	$11,471,168	$7,512,015	$5,739,064	$6,206,889
Portfolio turnover rateE,F	9%	10%	14%	5%	3%

A	Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.
B	Calculated based on average shares outstanding during the period.
C	Based on net asset value.
D	Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
E	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
F	Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.
69	Annual Report

Financial Statements  – continued
Financial Highlights
	Fidelity MSCI Materials Index ETF
	Year ended July 31, 2025	Year ended July 31, 2024	Year ended July 31, 2023	Year ended July 31, 2022	Year ended July 31, 2021
Selected Per-Share Data
Net asset value, beginning of period	$52.26	$48.41	$43.88	$46.91	$32.90
Income from Investment Operations
Net investment income (loss)A,B	0.87	0.83	0.82	0.83	0.71
Net realized and unrealized gain (loss)	(2.37)	3.84	4.53	(3.01)	13.98
Total from investment operations	(1.50)	4.67	5.35	(2.18)	14.69
Distributions from net investment income	(0.86)	(0.82)	(0.82)	(0.85)	(0.68)
Total distributions	(0.86)	(0.82)	(0.82)	(0.85)	(0.68)
Net asset value, end of period	$49.90	$52.26	$48.41	$43.88	$46.91
Total ReturnC	(2.83)%	9.77%	12.41%	(4.68)%	45.01%
Ratios to Average Net AssetsA,D
Expenses before reductions	.08%	.08%	.08%	.08%	.08%
Expenses net of fee waivers, if any	.08%	.08%	.08%	.08%	.08%
Expenses net of all reductions	.08%	.08%	.08%	.08%	.08%
Net investment income (loss)	1.72%	1.72%	1.85%	1.77%	1.66%
Supplemental Data
Net assets, end of period (000 omitted)	$411,714	$538,234	$484,102	$449,817	$544,137
Portfolio turnover rateE,F	6%	9%	4%	4%	4%

A	Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.
B	Calculated based on average shares outstanding during the period.
C	Based on net asset value.
D	Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
E	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
F	Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.
Annual Report	70

Financial Highlights
	Fidelity MSCI Real Estate Index ETF
	Year ended July 31, 2025	Year ended July 31, 2024	Year ended July 31, 2023	Year ended July 31, 2022	Year ended July 31, 2021
Selected Per-Share Data
Net asset value, beginning of period	$27.30	$25.61	$29.52	$31.75	$24.23
Income from Investment Operations
Net investment income (loss)A,B	0.77	0.70	0.68	0.68	0.58
Net realized and unrealized gain (loss)	(0.05)	1.92	(3.63)	(2.01)	7.83
Total from investment operations	0.72	2.62	(2.95)	(1.33)	8.41
Distributions from net investment income	(0.97)	(0.93)	(0.96)	(0.90)	(0.89)
Total distributions	(0.97)	(0.93)	(0.96)	(0.90)	(0.89)
Net asset value, end of period	$27.05	$27.30	$25.61	$29.52	$31.75
Total ReturnC	2.61%	10.59%	(9.85)%	(4.25)%	35.58%
Ratios to Average Net AssetsA,D
Expenses before reductions	.08%	.08%	.08%	.08%	.08%
Expenses net of fee waivers, if any	.08%	.08%	.08%	.08%	.08%
Expenses net of all reductions	.08%	.08%	.08%	.08%	.08%
Net investment income (loss)	2.78%	2.82%	2.66%	2.20%	2.16%
Supplemental Data
Net assets, end of period (000 omitted)	$1,013,046	$992,512	$1,029,539	$1,772,587	$1,784,615
Portfolio turnover rateE,F	7%	6%	9%	11%	8%

A	Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.
B	Calculated based on average shares outstanding during the period.
C	Based on net asset value.
D	Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
E	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
F	Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.
71	Annual Report

Financial Statements  – continued
Financial Highlights
	Fidelity MSCI Utilities Index ETF
	Year ended July 31, 2025	Year ended July 31, 2024	Year ended July 31, 2023	Year ended July 31, 2022	Year ended July 31, 2021
Selected Per-Share Data
Net asset value, beginning of period	$47.07	$43.27	$47.72	$42.63	$39.11
Income from Investment Operations
Net investment income (loss)A,B	1.44	1.34	1.29	1.19	1.21
Net realized and unrealized gain (loss)	8.17	3.87	(4.42)	5.11	3.56
Total from investment operations	9.61	5.21	(3.13)	6.30	4.77
Distributions from net investment income	(1.46)	(1.41)	(1.32)	(1.21)	(1.25)
Total distributions	(1.46)	(1.41)	(1.32)	(1.21)	(1.25)
Net asset value, end of period	$55.22	$47.07	$43.27	$47.72	$42.63
Total ReturnC	20.72%	12.51%	(6.63)%	15.10%	12.46%
Ratios to Average Net AssetsA,D
Expenses before reductions	.08%	.08%	.08%	.08%	.08%
Expenses net of fee waivers, if any	.08%	.08%	.08%	.08%	.08%
Expenses net of all reductions	.08%	.08%	.08%	.08%	.08%
Net investment income (loss)	2.83%	3.25%	2.89%	2.66%	2.96%
Supplemental Data
Net assets, end of period (000 omitted)	$1,940,938	$1,245,081	$1,901,696	$2,195,072	$1,076,292
Portfolio turnover rateE,F	4%	3%	4%	3%	5%

A	Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.
B	Calculated based on average shares outstanding during the period.
C	Based on net asset value.
D	Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
E	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
F	Portfolio turnover rate excludes securities received or delivered in-kind.
See accompanying notes which are an integral part of the financial statements.
Annual Report	72

Notes to Financial Statements
For the period ended July 31, 2025
1. Organization.
Fidelity MSCI Communication Services Index ETF, Fidelity MSCI Consumer Discretionary Index ETF, Fidelity MSCI Consumer Staples Index ETF, Fidelity MSCI Energy Index ETF, Fidelity MSCI Financials Index ETF, Fidelity MSCI Health Care Index ETF, Fidelity MSCI Industrials Index ETF, Fidelity MSCI Information Technology Index ETF, Fidelity MSCI Materials Index ETF, Fidelity MSCI Real Estate Index ETF and Fidelity MSCI Utilities Index ETF (the Funds) are exchange-traded funds of Fidelity Covington Trust (the Trust) and are authorized to issue an unlimited number of shares. Each Fund, with the exception of Fidelity MSCI Industrials Index ETF and Fidelity MSCI Real Estate Index ETF, are non-diversified funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Significant Accounting Policies.
Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund’s Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:
Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated each Fund’s investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, each Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages each Fund’s fair valuation practices and maintains the fair valuation policies and procedures. Each Fund’s investment adviser reports to the Board information regarding the fair valuation process and related material matters.
Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:
Level 1 – unadjusted quoted prices in active markets for identical investments
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available)
Valuation techniques used to value each Fund’s investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.
Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund’s NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board’s fair value pricing policies and is categorized as Level 2 in the hierarchy.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of July 31, 2025 is included at the end of each Fund’s Schedule of Investments.
73	Annual Report

Notes to Financial Statements  – continued
2. Significant Accounting Policies – continued

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.
Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Investment Transactions and Income. For financial reporting purposes, the Funds’ investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business (normally 4:00 p.m. Eastern time) of the New York Stock Exchange, Archipelago Exchange (NYSE Arca) and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Income and capital gain distributions from any underlying mutual funds or exchange-traded funds (ETFs) are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Certain distributions received by the Funds represent a return of capital or capital gain. The Funds determine the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund’s expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of July 31, 2025, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Realized gain or loss resulting from in-kind redemptions is not taxable to the Fund and is not distributed to shareholders of the Fund. Foreign taxes are provided for based on each Fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests.
Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.
Book-tax differences are primarily due to certain deemed distributions, futures transactions, passive foreign investment companies (PFIC), redemptions in kind, capital loss carryforwards and losses deferred due to wash sales.
Annual Report	74

2. Significant Accounting Policies – continued

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:
	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity MSCI Communication Services Index ETF	$1,247,257,160	$543,957,597	$(98,018,111)	$445,939,486
Fidelity MSCI Consumer Discretionary Index ETF	1,501,361,737	433,624,441	(113,500,031)	320,124,410
Fidelity MSCI Consumer Staples Index ETF	1,188,648,080	245,287,582	(109,105,484)	136,182,098
Fidelity MSCI Energy Index ETF	1,251,776,367	201,621,606	(77,210,083)	124,411,523
Fidelity MSCI Financials Index ETF	1,574,691,502	751,600,446	(35,691,564)	715,908,882
Fidelity MSCI Health Care Index ETF	2,134,370,813	570,609,109	(361,344,812)	209,264,297
Fidelity MSCI Industrials Index ETF	1,091,850,818	438,751,746	(49,338,116)	389,413,630
Fidelity MSCI Information Technology Index ETF	7,965,637,571	7,092,539,129	(306,781,136)	6,785,757,993
Fidelity MSCI Materials Index ETF	415,741,972	57,616,983	(62,038,527)	(4,421,544)
Fidelity MSCI Real Estate Index ETF	1,103,700,934	76,782,206	(167,948,042)	(91,165,836)
Fidelity MSCI Utilities Index ETF	1,703,093,711	338,125,062	(100,866,133)	237,258,929
The tax-based components of distributable earnings as of period end were as follows for each Fund:
	Undistributed ordinary income	Undistributed capital gains	Capital loss carryforward	Net unrealized appreciation (depreciation)
Fidelity MSCI Communication Services Index ETF	$2,931,701	$—	$(60,675,638)	$445,939,486
Fidelity MSCI Consumer Discretionary Index ETF	349,967	—	(81,585,437)	320,124,410
Fidelity MSCI Consumer Staples Index ETF	1,819,749	—	(32,957,892)	136,182,098
Fidelity MSCI Energy Index ETF	—	—	(137,156,195)	124,411,524
Fidelity MSCI Financials Index ETF	1,432,485	—	(132,999,735)	715,908,882
Fidelity MSCI Health Care Index ETF	3,338,706	—	(101,279,148)	209,264,297
Fidelity MSCI Industrials Index ETF	119,282	—	(32,761,263)	389,413,630
Fidelity MSCI Information Technology Index ETF	5,737,937	—	(44,732,512)	6,785,757,991
Fidelity MSCI Materials Index ETF	238,977	—	(26,269,440)	(4,421,543)
Fidelity MSCI Real Estate Index ETF	—	—	(76,622,061)	(91,165,837)
Fidelity MSCI Utilities Index ETF	—	—	(43,380,649)	237,258,928
Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.
	Short-term	Long-term	Total capital loss carryforward
Fidelity MSCI Communication Services Index ETF	$—	$(60,675,638)	$(60,675,638)
Fidelity MSCI Consumer Discretionary Index ETF	(28,736,377)	(52,849,060)	(81,585,437)
Fidelity MSCI Consumer Staples Index ETF	(1,844,871)	(31,113,021)	(32,957,892)
Fidelity MSCI Energy Index ETF	(14,818,193)	(122,338,002)	(137,156,195)
Fidelity MSCI Financials Index ETF	(19,189,194)	(113,810,541)	(132,999,735)
Fidelity MSCI Health Care Index ETF	(8,551,437)	(92,727,711)	(101,279,148)
Fidelity MSCI Industrials Index ETF	(7,430,602)	(25,330,661)	(32,761,263)
Fidelity MSCI Information Technology Index ETF	(13,292,926)	(31,439,586)	(44,732,512)
Fidelity MSCI Materials Index ETF	(5,360,838)	(20,908,602)	(26,269,440)
Fidelity MSCI Real Estate Index ETF	(28,560,935)	(48,061,126)	(76,622,061)
Fidelity MSCI Utilities Index ETF	(14,528,964)	(28,851,685)	(43,380,649)
The tax character of distributions paid was as follows:
July 31, 2025
	Ordinary Income	Long-Term Capital Gain	Tax Return Of Capital	Total
Fidelity MSCI Communication Services Index ETF	$13,712,250	$—	$—	$13,712,250
75	Annual Report

Notes to Financial Statements  – continued
2. Significant Accounting Policies – continued

July 31, 2025
	Ordinary Income	Long-Term Capital Gain	Tax Return Of Capital	Total
Fidelity MSCI Consumer Discretionary Index ETF	$14,864,000	$—	$—	$14,864,000
Fidelity MSCI Consumer Staples Index ETF	27,772,200	—	—	27,772,200
Fidelity MSCI Energy Index ETF	47,081,900	—	—	47,081,900
Fidelity MSCI Financials Index ETF	33,290,450	—	—	33,290,450
Fidelity MSCI Health Care Index ETF	40,468,150	—	—	40,468,150
Fidelity MSCI Industrials Index ETF	17,757,300	—	—	17,757,300
Fidelity MSCI Information Technology Index ETF	63,554,650	—	—	63,554,650
Fidelity MSCI Materials Index ETF	8,645,500	—	—	8,645,500
Fidelity MSCI Real Estate Index ETF	36,075,950	—	—	36,075,950
Fidelity MSCI Utilities Index ETF	46,999,650	—	—	46,999,650

July 31, 2024
Fidelity MSCI Communication Services Index ETF	$8,498,250	$—	$—	$8,498,250
Fidelity MSCI Consumer Discretionary Index ETF	11,022,600	—	—	11,022,600
Fidelity MSCI Consumer Staples Index ETF	28,982,300	—	—	28,982,300
Fidelity MSCI Energy Index ETF	49,988,000	—	—	49,988,000
Fidelity MSCI Financials Index ETF	27,402,850	—	—	27,402,850
Fidelity MSCI Health Care Index ETF	42,950,000	—	—	42,950,000
Fidelity MSCI Industrials Index ETF	13,367,050	—	—	13,367,050
Fidelity MSCI Information Technology Index ETF	66,013,700	—	—	66,013,700
Fidelity MSCI Materials Index ETF	8,217,200	—	—	8,217,200
Fidelity MSCI Real Estate Index ETF	35,142,900	—	—	35,142,900
Fidelity MSCI Utilities Index ETF	46,104,250	—	—	46,104,250
Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.
In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
3. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. Each Fund’s investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.
Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.
Derivatives were used to increase or decrease exposure to the following risk(s):
Equity Risk        Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.
Annual Report	76

3. Derivative Instruments – continued

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.
Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statements of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.
Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statements of Operations.
Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract’s exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period.
Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statements of Assets and Liabilities.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.
	Purchases ($)	Sales ($)
Fidelity MSCI Communication Services Index ETF	180,659,319	177,557,651
Fidelity MSCI Consumer Discretionary Index ETF	87,658,111	87,937,816
Fidelity MSCI Consumer Staples Index ETF	165,806,921	162,456,859
Fidelity MSCI Energy Index ETF	105,874,534	107,470,124
Fidelity MSCI Financials Index ETF	88,340,264	80,257,955
Fidelity MSCI Health Care Index ETF	88,835,122	91,302,235
Fidelity MSCI Industrials Index ETF	44,224,851	44,446,950
Fidelity MSCI Information Technology Index ETF	1,178,214,941	1,166,655,180
Fidelity MSCI Materials Index ETF	29,860,924	30,545,633
Fidelity MSCI Real Estate Index ETF	78,738,591	75,092,804
Fidelity MSCI Utilities Index ETF	68,530,033	67,071,081
Securities received and delivered in-kind through subscriptions and redemptions are noted in the table below.
	In-Kind Subscriptions ($)	In-Kind Redemptions ($)
Fidelity MSCI Communication Services Index ETF	285,730,915	103,111,463
Fidelity MSCI Consumer Discretionary Index ETF	214,539,329	283,940,270
Fidelity MSCI Consumer Staples Index ETF	260,459,010	80,722,165
Fidelity MSCI Energy Index ETF	221,356,656	598,354,281
Fidelity MSCI Financials Index ETF	333,950,041	108,491,241
Fidelity MSCI Health Care Index ETF	70,390,088	440,097,986
Fidelity MSCI Industrials Index ETF	223,077,491	178,520,298
Fidelity MSCI Information Technology Index ETF	1,332,202,331	589,990,415
Fidelity MSCI Materials Index ETF	50,788,409	146,180,907
Fidelity MSCI Real Estate Index ETF	103,188,810	72,097,863
Fidelity MSCI Utilities Index ETF	563,249,201	124,199,382
77	Annual Report

Notes to Financial Statements  – continued
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) provides the Funds with investment management related services for which the Funds pay a monthly management fee that is based on an annual rate of each Fund's average net assets as noted in the table below. Under the management contract, the investment adviser pays all other expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense. The management fee paid to the investment adviser is reduced by an amount equal to the fees and expenses paid by each fund to the independent Trustees.
Fee Rate
Fidelity MSCI Communication Services Index ETF	.084%
Fidelity MSCI Consumer Discretionary Index ETF	.084%
Fidelity MSCI Consumer Staples Index ETF	.084%
Fidelity MSCI Energy Index ETF	.084%
Fidelity MSCI Financials Index ETF	.084%
Fidelity MSCI Health Care Index ETF	.084%
Fidelity MSCI Industrials Index ETF	.084%
Fidelity MSCI Information Technology Index ETF	.084%
Fidelity MSCI Materials Index ETF	.084%
Fidelity MSCI Real Estate Index ETF	.084%
Fidelity MSCI Utilities Index ETF	.084%
Sub-Adviser. BlackRock Fund Advisors (BFA), serves as sub-adviser for the Funds. BFA provides discretionary investment advisory services to the Funds and is paid by the investment adviser for providing these services.
Interfund Trades. Funds may purchase from or sell securities to other funds affiliated with each sub-adviser under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
6. Share Transactions.
Funds issue and redeem shares at NAV only with certain authorized participants in large increments known as Creation Units. Purchases of Creation Units are made by tendering a basket of designated securities and/or cash to a fund and redemption proceeds are paid with a basket of securities from a fund’s portfolio with a balancing cash component to equate the market value of the basket of securities delivered or redeemed to the NAV per Creation Unit on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery. A fund’s shares are available in smaller increments to investors in the secondary market at market prices and may be subject to commissions. Authorized participants pay a transaction fee to the shareholder servicing agent when purchasing and redeeming Creation Units of a fund. The transaction fee is used to offset the costs associated with the issuance and redemption of Creation Units.
7. Other.
A fund’s organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
8. Risk and Uncertainties.
Many factors affect a fund’s performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund’s investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund’s level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund’s performance.
Annual Report	78

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Covington Trust and the Shareholders of Fidelity MSCI Communication Services Index ETF, Fidelity MSCI Consumer Discretionary Index ETF, Fidelity MSCI Consumer Staples Index ETF, Fidelity MSCI Energy Index ETF, Fidelity MSCI Financials Index ETF, Fidelity MSCI Health Care Index ETF, Fidelity MSCI Industrials Index ETF, Fidelity MSCI Information Technology Index ETF, Fidelity MSCI Materials Index ETF, Fidelity MSCI Real Estate Index ETF, and Fidelity MSCI Utilities Index ETF:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities of Fidelity MSCI Communication Services Index ETF, Fidelity MSCI Consumer Discretionary Index ETF, Fidelity MSCI Consumer Staples Index ETF, Fidelity MSCI Energy Index ETF, Fidelity MSCI Financials Index ETF, Fidelity MSCI Health Care Index ETF, Fidelity MSCI Industrials Index ETF, Fidelity MSCI Information Technology Index ETF, Fidelity MSCI Materials Index ETF, Fidelity MSCI Real Estate Index ETF, and Fidelity MSCI Utilities Index ETF (the "Funds"), each a fund of Fidelity Covington Trust, including the schedules of investments, as of July 31, 2025, the related statements of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds as of July 31, 2025, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of July 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
September 12, 2025
We have served as the auditor of one or more of the Fidelity investment companies since 1999.
79	Annual Report

Distributions (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.
A percentage of the dividends distributed during the fiscal year for the following funds qualifies for the dividend-received deduction for corporate shareholders:
	September 2024	December 2024	March 2025	June 2025
Fidelity MSCI Communication Services Index ETF	100%	100%	100%	100%
Fidelity MSCI Consumer Discretionary Index ETF	100%	100%	100%	100%
Fidelity MSCI Consumer Staples Index ETF	100%	100%	100%	100%
Fidelity MSCI Energy Index ETF	97%	97%	100%	100%
Fidelity MSCI Financials Index ETF	92%	92%	100%	100%
Fidelity MSCI Health Care Index ETF	98%	98%	100%	100%
Fidelity MSCI Industrials Index ETF	81%	81%	100%	100%
Fidelity MSCI Information Technology Index ETF	100%	100%	100%	100%
Fidelity MSCI Materials Index ETF	69%	69%	80%	80%
Fidelity MSCI Real Estate Index ETF	0%	0%	0%	0%
Fidelity MSCI Utilities Index ETF	100%	100%	100%	100%
A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.
	September 2024	December 2024	March 2025	June 2025
Fidelity MSCI Communication Services Index ETF	100%	100%	100%	100%
Fidelity MSCI Consumer Discretionary Index ETF	100%	100%	100%	100%
Fidelity MSCI Consumer Staples Index ETF	100%	100%	100%	100%
Fidelity MSCI Energy Index ETF	100%	100%	100%	100%
Fidelity MSCI Financials Index ETF	98.67%	98.67%	100%	100%
Fidelity MSCI Health Care Index ETF	100%	100%	100%	100%
Fidelity MSCI Industrials Index ETF	89.93%	89.93%	100%	100%
Fidelity MSCI Information Technology Index ETF	100%	100%	100%	100%
Fidelity MSCI Materials Index ETF	100%	100%	100%	100%
Fidelity MSCI Real Estate Index ETF	0.30%	0.30%	0.28%	0.28%
Fidelity MSCI Utilities Index ETF	100%	100%	100%	100%
A percentage of the dividends distributed during the fiscal year 2025 for the following funds qualify as a section 199A dividend:
	September 2024	December 2024	March 2025	June 2025
Fidelity MSCI Financials Index ETF	1.33%	1.33%	0.00%	0.00%
Fidelity MSCI Real Estate Index ETF	71.72%	71.72%	57.16%	57.16%
The funds will notify shareholders in January 2026 of amounts for use in preparing 2025 income tax returns.
Annual Report	80

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Note: This is not applicable for any fund included in this document.
81	Annual Report

Item 9: Proxy Disclosures for Open-End Management Investment Companies
Note: This is not applicable for any fund included in this document.
Annual Report	82

Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.
83	Annual Report

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
Board Approval of Investment Advisory Contracts and Management Fees
Fidelity MSCI Communication Services Index ETF
Fidelity MSCI Consumer Discretionary Index ETF
Fidelity MSCI Consumer Staples Index ETF
Fidelity MSCI Energy Index ETF
Fidelity MSCI Financials Index ETF
Fidelity MSCI Health Care Index ETF
Fidelity MSCI Industrials Index ETF
Fidelity MSCI Information Technology Index ETF
Fidelity MSCI Materials Index ETF
Fidelity MSCI Real Estate Index ETF
Fidelity MSCI Utilities Index ETF
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory and ETF services agreement for each fund (Sub-Advisory Agreement) with BlackRock Fund Advisors (BFA) (together, the Advisory Contracts). FMR and BFA are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees’ counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund’s Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of each fund’s Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board’s annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its May 2025 meeting, the Board unanimously determined to renew each fund’s Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness relative to peer funds of each fund’s management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) and BFA from their respective relationships with each fund; and (iv) the extent to which, if any, economies of scale exist and are realized as each fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR’s competitors and that each fund’s shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board’s decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by different Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees’ counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable, in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the funds, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers’ implementation of the funds’ investment program. The Independent Trustees also had discussions with senior management of Fidelity’s investment operations and investment groups and with representatives of BFA. The Board considered the structure of the investment personnel compensation programs and whether the structures provide appropriate incentives to act in the best interests of each fund.
The Trustees also discussed with representatives of Fidelity, at meetings throughout the year, Fidelity’s role in, among other things, overseeing compliance with federal securities laws and other applicable requirements by BFA with respect to the funds and monitoring and overseeing the performance and investment capabilities of BFA. The Trustees considered that the Board had received from Fidelity periodic reports about its oversight and due diligence processes, as well as periodic reports regarding the performance of BFA.
Annual Report	84

The Board also considered the nature, extent and quality of services provided by BFA. The Trustees noted that under the Sub-Advisory Agreement, subject to oversight by Fidelity, BFA is responsible for, among other things, identifying investments, arranging for execution of portfolio transactions to implement each fund’s investment strategy, and performing certain ETF-related services. In addition, the Trustees noted that BFA is responsible for providing such reporting as may be requested by Fidelity to fulfill its oversight responsibilities discussed above.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity’s and BFA’s investment staffs, such as size, education, experience, and resources, as well as Fidelity’s and BFA’s approach to recruiting, training, managing, and compensating investment personnel. The Board considered that Fidelity’s and BFA’s investment professionals have extensive resources, tools and capabilities so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously. Additionally, in its deliberations, the Board considered Fidelity’s and BFA’s trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services provided by the Investment Advisers and their affiliates under the Advisory Contracts and by FMR’s affiliates under a separate agreement covering pricing and bookkeeping services for each fund; (ii) the nature and extent of Fidelity’s supervision of third party service providers, principally State Street Bank and Trust Company, each fund’s transfer agent and custodian; and (iii) the resources devoted by Fidelity to, and the record of compliance with, each fund’s compliance policies and procedures, including with respect to liquidity risk management. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers. The Board also considered each fund’s securities lending activities and any payments made to Fidelity relating to securities lending, under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials, and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for each fund for different time periods, measured against the securities market index the fund seeks to track. The Board also periodically considered each fund’s tracking error versus its benchmark index. In its ongoing evaluation of fund investment performance, the Board gives particular attention to information indicating changes in performance of the funds over different time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance. The Board also considered information on each fund’s bid-ask spread and premium/discount.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that an index fund’s performance should be evaluated based on net performance (after fees and expenses) of the fund compared to a fund’s benchmark index, over appropriate time periods taking into account relevant factors including the following: general market conditions; the characteristics of the fund’s benchmark index; the extent to which statistical sampling is employed; any securities lending revenues; and fund cash flows and other factors.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should continue to benefit the shareholders of each fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. In its review of each fund’s management fee and total expense ratio, the Board considered each fund’s all-inclusive fee rate and also considered other expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees, paid by FMR under each fund’s all-inclusive arrangement. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for each fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as “total peer groups”) that were compiled by Fidelity based on combining similar Morningstar Categories that have comparable investment mandates and sales load types (as classified by Lipper). The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to funds and classes in the total peer group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the total peer group that are similar in size to each fund
85	Annual Report

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract  – continued
(referred to as the “asset-sized peer group”); (iii) total expense comparisons of each fund relative to funds and classes in the total peer group; and (iv) total expense comparisons (excluding performance adjustments and fund-paid 12b-1 fees) of each fund relative to funds and classes in the asset-sized peer group. The asset-sized peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that each fund’s management fee rate ranked below the competitive median of the total peer group for the 12-month period ended September 30, 2024 and below the competitive median of the asset-sized peer group for the 12-month period ended September 30, 2024. Further, the information provided to the Board indicated that each fund’s total expense ratio ranked below the competitive median of the total peer group for the 12-month period ended September 30, 2024 and below the competitive median of the asset-sized peer group for the 12-month period ended September 30, 2024.
Fees Charged to Other Clients. The Board also considered fee structures applicable to clients of Fidelity and BFA, such as other funds advised or subadvised by Fidelity or BFA, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity’s institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee’s review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that each fund’s management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that each fund’s total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and servicing each fund’s shareholders. The Board also considered the level of Fidelity’s profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with each fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity’s audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year’s methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board’s assessment of Fidelity’s profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity’s fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity’s profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity’s non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity’s fund business (i.e., fall-out benefits) as well as cases where Fidelity’s affiliates may benefit from the funds’ business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board’s consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive.
The Board also considered information regarding the profitability of BFA’s relationship with each fund and BFA’s representation that it did not realize any fall-out benefits as a result of its relationship with each fund.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to each fund’s current contractual arrangements, its expense ratio will not decline if the fund’s operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale. The Board’s consideration of these matters was informed by the most recent findings of the committee.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Annual Report	86

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds’ advisory contracts, the Board requested and received additional information on certain topics, including but not limited to: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity’s long-term strategies for certain funds; (ii) the operation of performance fees and the rationale for implementing performance fees on certain categories of funds but not others; (iii) Fidelity’s pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons, as well as the methodology used for fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; and (vii) information regarding other accounts managed by Fidelity and the funds’ sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that each fund’s Advisory Contracts should be renewed through May 31, 2026.
87	Annual Report

EXT-ANN-0925
1.9584796.111

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.	Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.	Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 16.	Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.	Recovery of Erroneously Awarded Compensation

(a)	Not applicable.

(b)	Not applicable.

Item 19.	Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.

(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)	(3)	Not applicable.

(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Covington Trust

By:	/s/ Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	September 22, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	September 22, 2025

By:	/s/ Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	September 22, 2025